UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23282

PFM Multi-Manager Series Trust
(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101-2141
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

(800) 527-5412

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

First American Multi-Manager Domestic Equity Fund
Institutional Class | FAEQX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$17	0.34%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,171,939,260
Number of Holdings	204
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the iShares Russell 1000 ETF, PIMCO RAE US Small Fund and Schwab U.S. Large Cap ETF and may differ from percentages reflected in the Schedule of Investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Domestic Equity Fund	PAGE 1	TSR-SAR-71719T208

First American Multi-Manager International Equity Fund
Institutional Class | FAIEX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$922,332,876
Number of Holdings	423
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)
Sector Breakdown**

Region Breakdown**	(%)
EM Asia	23.6%
EMU	21.3%
Pacific	18.9%
Europe ex EMU	18.0%
North America	7.4%
EM Latin America	4.2%
EM Europe, Middle East & Africa	3.5%
Middle East	1.0%
Cash Equivalents and Other	2.1%
**	Percentages above are inclusive of underlying exposures within the Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Driehaus Emerging Markets Growth Fund and may differ from percentages reflected in the Schedule of Investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
First American Multi-Manager International Equity Fund	PAGE 1	TSR-SAR-71719T505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager International Equity Fund	PAGE 2	TSR-SAR-71719T505

First American Multi-Manager Fixed-Income Fund
Institutional Class | FAFIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.47%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,566,629,596
Number of Holdings	2,089
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the iShares Core U.S. Aggregate Bond ETF and iShares 10-20 Year Treasury Bond ETF and may differ from percentages reflected in the Schedule of Investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Fixed-Income Fund	PAGE 1	TSR-SAR-71719T802

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated and affiliated issuers as of the close of the reporting period is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PFM Multi-Manager Series Trust
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager International Equity Fund
First American Multi-Manager Fixed-Income Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2026 (unaudited)

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — 21.7%
COMMUNICATION SERVICES — 2.1%
Alphabet, Inc. - Class A	25,296	$7,274,118
Alphabet, Inc. - Class C	20,875	5,988,203
AT&T, Inc.	32,060	929,419
Charter Communications, Inc. - Class A(b)(c)	961	207,461
Meta Platforms, Inc. - Class A	12,657	7,241,449
Netflix, Inc.(b)	21,125	2,031,169
New York Times Co. (The) - Class A	4,389	367,491
Universal Music Group NV	9,364	181,570
Walt Disney Co.	8,140	784,533
Total Communication Services		25,005,413
CONSUMER DISCRETIONARY — 2.3%
ADT, Inc.	26,686	175,327
Airbnb, Inc. - Class A(b)	936	118,198
Amazon.com, Inc.(b)	44,244	9,214,698
Best Buy Co., Inc.	4,865	312,333
Boot Barn Holdings, Inc.(b)	4,415	646,179
Cava Group, Inc.(b)(c)	6,310	510,479
eBay, Inc.	2,692	245,026
General Motors Co.(c)	30,215	2,251,018
Graham Holdings Co. - Class B	191	201,937
Hilton Worldwide Holdings, Inc.	2,766	841,085
Home Depot, Inc. (The)	6,171	2,029,580
Life Time Group Holdings, Inc.(b)	41,315	1,113,026
Lowe’s Cos., Inc.(c)	5,056	1,194,632
Marriott International, Inc./MD - Class A(c)	5,823	1,904,529
McDonald’s Corp.	2,324	722,276
Mohawk Industries, Inc.(b)(c)	1,722	169,548
NIKE, Inc. - Class B	3,732	197,124
O’Reilly Automotive, Inc.(b)	18,288	1,688,165
PulteGroup, Inc.(c)	6,898	811,274
Tesla, Inc.(b)	5,635	2,094,811
Vail Resorts, Inc.	1,543	197,998
Viking Holdings Ltd.(b)	9,800	720,104
Total Consumer Discretionary		27,359,347
CONSUMER STAPLES — 1.1%
Casey’s General Stores, Inc.(c)	572	416,336
Coca-Cola Co. (The)	19,178	1,458,487
Costco Wholesale Corp.	2,849	2,838,829
Darling Ingredients, Inc.(b)	48,440	2,996,014
Hershey Co. (The)	1,295	269,218
Keurig Dr Pepper, Inc.(c)	12,457	327,993
Kimberly-Clark Corp.	2,330	224,775
Kroger Co.(c)	3,196	231,263

Investments	Shares	Value
Molson Coors Beverage Co. - Class B(c)	4,920	$211,855
Performance Food Group Co.(b)	4,447	380,930
Procter & Gamble Co. (The)	5,533	799,186
Target Corp.(c)	3,642	441,410
Turning Point Brands, Inc.	4,425	384,046
Walmart, Inc.	11,448	1,422,757
Total Consumer Staples		12,403,099
ENERGY — 0.7%
Antero Resources Corp.(b)	59,473	2,524,034
Baker Hughes Co.	34,855	2,127,898
ConocoPhillips	6,724	887,568
Exxon Mobil Corp.(c)	10,427	1,769,045
Permian Resources Corp.	23,460	500,167
Williams Cos., Inc. (The)	4,132	300,727
Total Energy		8,109,439
FINANCIALS — 3.1%
Affirm Holdings, Inc.(b)	4,580	209,855
Ameriprise Financial, Inc.(c)	5,823	2,587,741
Apollo Global Management, Inc.	7,761	864,731
Arch Capital Group Ltd.(b)	7,539	723,669
Assured Guaranty Ltd.	2,973	242,240
Axos Financial, Inc.(b)	12,940	1,101,065
Bank of America Corp.	63,088	3,075,540
Bank of New York Mellon Corp. (The)	10,857	1,287,966
Berkshire Hathaway, Inc. - Class B(b)	4,244	2,033,725
Blackrock, Inc.	683	656,848
Chime Financial, Inc. - Class A(b)	15,455	289,472
Chubb Ltd.	8,618	2,808,865
Citigroup, Inc.	15,042	1,705,913
Coinbase Global, Inc. - Class A(b)	1,645	287,233
Fifth Third Bancorp	6,732	312,769
Goldman Sachs Group, Inc. (The)	2,766	2,340,008
Intercontinental Exchange, Inc.	13,975	2,197,988
Jefferies Financial Group, Inc.	2,034	83,943
JPMorgan Chase & Co.	15,719	4,623,901
KKR & Co., Inc.	4,015	371,387
Mastercard, Inc. - Class A	4,389	2,193,008
Morgan Stanley	2,386	392,664
Palomar Holdings, Inc.(b)	5,410	646,495
PicS NV(b)	2,853	29,814
Raymond James Financial, Inc.	7,847	1,136,167
Starwood Property Trust, Inc. REIT	19,249	331,468
UMB Financial Corp.(c)	4,559	514,210
Visa, Inc. - Class A(c)	9,151	2,765,798
Total Financials		35,814,483

The accompanying notes are an integral part of these financial statements.

1

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
HEALTH CARE — 2.7%
AbbVie, Inc.	5,056	$1,099,629
Adaptive Biotechnologies Corp.(b)	105,121	1,459,079
Alignment Healthcare, Inc.(b)	26,170	461,115
Amgen, Inc.	1,132	398,294
Artivion, Inc.(b)	18,025	660,076
AstraZeneca PLC	1,912	377,085
AtriCure, Inc.(b)	26,375	752,479
Becton Dickinson & Co.(c)	1,378	216,663
Bio-Rad Laboratories, Inc. - Class A(b)(c)	917	255,614
Bio-Techne Corp.(c)	33,440	1,747,574
Boston Scientific Corp.(b)	15,682	984,045
Cigna Group (The)(c)	2,974	793,315
Cogent Biosciences, Inc.(b)(c)	11,820	454,952
CVS Health Corp.	5,917	424,959
Dexcom, Inc.(b)	15,177	953,116
Eli Lilly & Co.	3,518	3,235,751
Glaukos Corp.(b)	7,505	807,988
Guardant Health, Inc.(b)	35,611	3,289,388
Guardian Pharmacy Services, Inc. - Class A(b)	2,366	89,104
HCA Healthcare, Inc.	547	258,862
Hinge Health, Inc. - Class A(b)	15,855	611,369
Immunome, Inc.(b)(c)	12,289	268,760
Johnson & Johnson	5,057	1,236,133
Kestra Medical Technologies Ltd.(b)	25,055	499,346
McKesson Corp.	1,280	1,107,661
Medline, Inc. - Class A(b)(c)	1,432	63,724
Medtronic PLC	2,269	196,609
Merck & Co., Inc.	7,729	929,721
PROCEPT BioRobotics Corp.(b)	7,640	191,076
Regeneron Pharmaceuticals, Inc.	589	455,085
Repligen Corp.(b)	6,955	819,438
Tempus AI, Inc. - Class A(b)	9,456	427,600
Tenet Healthcare Corp.(b)	2,922	551,411
Thermo Fisher Scientific, Inc.	3,999	1,965,628
Twist Bioscience Corp.(b)	17,000	807,840
UnitedHealth Group, Inc.	2,759	746,558
Vericel Corp.(b)	31,580	1,015,929
Vertex Pharmaceuticals, Inc.(b)(c)	2,714	1,211,910
Total Health Care		31,824,886
INDUSTRIALS — 2.1%
AMETEK, Inc.	11,780	2,525,161
API Group Corp.(b)	25,465	1,031,842
Boeing Co. (The)(b)(c)	3,451	686,852
Cardinal Infrastructure Group, Inc. - Class A(b)	12,815	508,179
Casella Waste Systems, Inc. - Class A(b)	11,815	937,402

Investments	Shares	Value
CECO Environmental Corp.(b)	17,085	$1,017,924
Cintas Corp.	1,050	177,597
Deere & Co.(c)	762	429,234
FedEx Corp.	1,354	482,268
GE Vernova, Inc.	214	186,801
General Electric Co.	4,329	1,228,440
Honeywell International, Inc.	7,587	1,714,890
Loar Holdings, Inc.(b)	10,430	597,535
Modine Manufacturing Co.(b)	2,575	558,028
Nextpower, Inc. - Class A(b)	6,485	781,767
Norfolk Southern Corp.	6,949	1,994,363
Northrop Grumman Corp.	762	519,867
Otis Worldwide Corp.(c)	11,544	889,811
Owens Corning(c)	1,115	120,665
RTX Corp.	2,958	570,598
Snap-on, Inc.(c)	572	207,762
Southwest Airlines Co.(c)	24,807	931,999
SPX Technologies, Inc.(b)	3,834	766,570
Trane Technologies PLC	5,666	2,361,249
Transcat, Inc.(b)	7,555	554,915
Union Pacific Corp.	4,932	1,196,602
United Rentals, Inc.(c)	721	525,292
VSE Corp.	5,476	1,009,774
Total Industrials		24,513,387
INFORMATION TECHNOLOGY — 6.4%
Adobe, Inc.(b)	765	185,956
Advanced Micro Devices, Inc.(b)	558	113,514
Amphenol Corp. - Class A	10,722	1,354,725
Analog Devices, Inc.(c)	6,895	2,193,575
Apple, Inc.	57,892	14,692,411
Applied Materials, Inc.	6,852	2,341,945
Broadcom, Inc.	27,829	8,613,354
Cisco Systems, Inc.	18,320	1,421,449
Coherent Corp.(b)	2,284	544,072
Crowdstrike Holdings, Inc. - Class A(b)	3,170	1,237,600
DigitalOcean Holdings, Inc.(b)(c)	8,740	749,717
Fabrinet(b)(c)	1,794	935,607
Fastly, Inc. - Class A(b)	9,465	275,053
Gartner, Inc.(b)	803	127,147
Intapp, Inc.(b)	3,124	80,256
Intel Corp.(b)	4,803	211,956
International Business Machines Corp.	2,159	523,320
Lam Research Corp.	11,258	2,405,384
Lattice Semiconductor Corp.(b)	7,980	740,225
MACOM Technology Solutions Holdings, Inc.(b)	2,756	612,025
Micron Technology, Inc.	884	298,651
Microsoft Corp.	31,204	11,550,785
Novanta, Inc.(b)(c)	8,255	974,998
NVIDIA Corp.	92,214	16,082,122
Oracle Corp.	8,898	1,308,985

The accompanying notes are an integral part of these financial statements.

2

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
INFORMATION TECHNOLOGY — (continued)
Palantir Technologies, Inc. - Class A(b)	2,319	$339,223
Qnity Electronics, Inc.	2,182	251,759
QUALCOMM, Inc.	4,198	540,618
Rambus, Inc.(b)	6,835	588,015
Salesforce, Inc.	3,222	601,451
ServiceNow, Inc.(b)	1,070	111,869
ServiceTitan, Inc. - Class A(b)(c)	4,485	284,618
Silicon Motion Technology Corp. - ADR	1,405	157,767
SiTime Corp.(b)	1,988	686,556
Synopsys, Inc.(b)	2,681	1,062,963
Twilio, Inc. - Class A(b)	4,970	625,325
Tyler Technologies, Inc.(b)(c)	767	262,605
Total Information Technology		75,087,601
MATERIALS — 0.3%
Amcor PLC(c)	6,779	269,465
Avery Dennison Corp.(c)	10,671	1,842,668
DuPont de Nemours, Inc.	4,523	207,153
Eastman Chemical Co.	1,810	138,139
Freeport-McMoRan, Inc.	12,657	743,979
Nucor Corp.	3,548	599,967
Total Materials		3,801,371
REAL ESTATE — 0.4%
AH Realty Trust, Inc. REIT	35,303	194,166
CBRE Group, Inc. - Class A(b)	10,146	1,374,377
CoStar Group, Inc.(b)(c)	3,287	132,598
FirstService Corp.	5,080	705,815
Gaming and Leisure Properties, Inc. REIT	20,279	899,779
Prologis, Inc. REIT	8,405	1,110,973
Total Real Estate		4,417,708
UTILITIES — 0.5%
American Water Works Co., Inc.	8,457	1,150,913
Constellation Energy Corp.	2,910	812,618
NextEra Energy, Inc.	23,089	2,144,506
NRG Energy, Inc.	6,675	975,485
PG&E Corp.	59,823	1,051,090
Total Utilities		6,134,612
TOTAL COMMON STOCKS (Cost $214,194,924)		254,471,346
EXCHANGE-TRADED FUNDS — 75.1%
iShares Russell 1000 ETF	4,933	1,758,911
Schwab US Large-Cap ETF(a)	34,267,244	878,612,136
TOTAL EXCHANGE-TRADED FUNDS (Cost $742,920,709)		880,371,047

Investments	Shares	Value
MUTUAL FUNDS — 2.3%
PIMCO RAE US Small Fund - Institutional Class (Cost $25,600,534)	2,314,960	$27,200,782
SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Class, 3.55%(e) (Cost $15,697,214)	15,697,214	15,697,214
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(e)(f) (Cost $22,073,722)	22,073,722	22,073,722
TOTAL INVESTMENTS — 102.4% (Cost $1,020,487,103)		$1,199,814,111
OTHER ASSETS AND LIABILITIES, NET — (2.4)%		(27,874,851)
NET ASSETS — 100.0%		$1,171,939,260

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $22,137,834.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(f)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

3

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS(concluded)
March 31, 2026 (unaudited)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$254,289,776	$181,570	$—	$254,471,346
Exchange-Traded Funds	880,371,047	—	—	880,371,047
Mutual Funds	27,200,782	—	—	27,200,782
Money Market Funds	15,697,214	—	—	15,697,214
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,073,722
Total Investments	$1,177,558,819	$181,570	$—	$ 1,199,814,111

*	See Schedule of Investments for additional detailed categorizations.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $22,073,722 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

4

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — 48.2%
Australia — 0.9%
Aeris Resources Ltd.(a)	199,327	$55,685
ANZ Group Holdings Ltd.	28,559	717,925
Aristocrat Leisure Ltd.	85,311	2,710,701
BHP Group Ltd.	20,037	732,116
BlueScope Steel Ltd.	5,525	98,261
Brambles Ltd.	137,834	2,153,785
Capricorn Metals Ltd.	11,583	92,216
Cogstate Ltd.	15,498	23,280
GR Engineering Services Ltd.	29,714	80,153
Horizon Oil Ltd.	215,936	41,612
Macmahon Holdings Ltd.	136,065	67,807
Orica Ltd.	8,841	123,738
Origin Energy Ltd.	34,655	296,009
Pro Medicus Ltd.	4,170	344,508
Regis Resources Ltd.	17,444	83,502
South32 Ltd.	91,848	276,088
Whitehaven Coal Ltd.	13,388	84,610
Total Australia		7,981,996
Austria — 0.6%
Erste Group Bank AG	49,459	5,344,355
Fabasoft AG	1,638	20,522
Palfinger AG	231	9,128
Raiffeisen Bank International AG	9,646	412,604
Zumtobel Group AG	1,953	8,593
Total Austria		5,795,202
Belgium — 0.4%
Groupe Bruxelles Lambert NV	196	17,717
Home Invest Belgium SA	1,112	23,716
KBC Group NV	5,488	670,879
UCB SA	11,409	3,436,533
Total Belgium		4,148,845
Brazil — 1.4%
Ambev SA	418,600	1,232,401
B3 SA - Brasil Bolsa Balcao	231,900	823,761
Banco BTG Pactual SA	107,655	1,175,718
Banco do Brasil SA	160,500	714,524
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	158,685	4,841,481
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	83,377	2,553,359
Natura Cosmeticos SA(a)	465,000	933,618
Vale SA	43,600	694,169
Total Brazil		12,969,031
Britain — 6.1%
accesso Technology Group PLC(a)	6,576	21,426
AstraZeneca PLC	2,712	534,861

Investments	Shares	Value
AstraZeneca PLC	25,977	$5,073,745
Babcock International Group PLC	292,242	4,501,547
Barclays PLC - ADR	52,328	1,107,260
BP PLC - ADR	35,700	1,677,900
British American Tobacco PLC	38,980	2,270,597
Centrica PLC	25,486	71,683
Coca-Cola Europacific Partners PLC	22,300	2,021,941
Convatec Group PLC(b)	616,398	1,772,446
Diageo PLC	49,700	923,435
dotdigital group PLC	46,816	29,077
EKF Diagnostics Holdings PLC(a)	3,419	1,131
Endeavour Mining PLC	636	38,503
GSK PLC - ADR	28,081	1,549,790
GSK PLC	154,639	4,240,926
Gym Group PLC(a)(b)	7,912	18,366
Haleon PLC - ADR	240,689	2,409,297
Haleon PLC	342,300	1,694,350
Halfords Group PLC	21,670	37,196
Imperial Brands PLC	666	27,106
Kingfisher PLC	28,016	105,238
NatWest Group PLC	119,288	885,118
Next PLC	270	45,532
Odfjell Technology Ltd.	1,907	14,528
RELX PLC	64,577	2,129,039
Rentokil Initial PLC	620,546	3,858,302
Rolls-Royce Holdings PLC	722,494	11,033,100
Speedy Hire PLC	27,025	8,085
Standard Chartered PLC	27,967	580,810
TechnipFMC PLC	30,690	2,121,600
Tesco PLC	400,000	2,522,118
Unilever PLC	18,000	1,014,421
Wise PLC - Class A(a)	135,000	1,620,295
Total Britain		55,960,769
Canada — 2.4%
Aecon Group, Inc.	1,900	57,105
B2Gold Corp.	8,700	39,526
Bonterra Energy Corp.(a)	4,600	21,692
Brookfield Corp.	70,500	2,856,793
Brookfield Corp.	80,000	3,237,600
Cameco Corp.(c)	25,000	2,715,250
Cameco Corp.	30,700	3,338,578
Canadian Natural Resources Ltd.	80,000	3,902,523
Capstone Copper Corp.(a)	5,600	42,228
Centerra Gold, Inc.	9,100	161,839
CES Energy Solutions Corp.	2,100	27,792
Constellation Software, Inc./Canada	2,300	4,037,508
Dexterra Group, Inc.	2,275	19,854
Dynacor Group, Inc.	5,600	23,590
Fortuna Mining Corp.(a)	20,224	201,062
Hudbay Minerals, Inc.	10,900	228,249

The accompanying notes are an integral part of these financial statements.

5

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
CANADA — (continued)
Kinaxis, Inc.(a)	600	$60,556
Kinross Gold Corp.	30,183	922,783
Martinrea International, Inc.	6,179	41,486
Melcor Developments Ltd.	2,000	26,123
Polaris Renewable Energy, Inc.	8,200	72,209
Russel Metals, Inc.	3,100	106,966
Suncor Energy, Inc.	2,900	191,812
Total Canada		22,333,124
China — 3.1%
Baidu, Inc. - ADR(a)	22,160	2,469,067
Baidu, Inc. - Class A(a)	34,250	476,154
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	277,800	620,395
Carpenter Tan Holdings Ltd.	41,500	39,667
China Hongqiao Group Ltd.	642,000	2,924,802
China Merchants Bank Co., Ltd. - Class A	164,700	939,876
China Xinhua Education Group Ltd.(a)(b)	150,000	11,209
Contemporary Amperex Technology Co., Ltd. - Class A	55,657	3,262,247
Haier Smart Home Co., Ltd. - Class H	327,400	873,534
Kanzhun Ltd. - ADR	109,290	1,463,393
Natural Food International Holding Ltd.	174,681	33,220
New Hope Service Holdings Ltd.	71,000	17,390
Ping An Insurance Group Co. of China Ltd. - Class H	77,000	600,475
Shenzhou International Group Holdings Ltd.	115,200	700,151
Sungrow Power Supply Co., Ltd. - Class A	117,671	2,587,219
Tencent Holdings Ltd.	66,400	4,191,958
Weichai Power Co., Ltd. - Class H	141,000	502,623
WuXi AppTec Co., Ltd. - Class A	173,958	2,492,378
Wuxi Biologics Cayman, Inc.(a)(b)	657,500	2,803,133
Xin Point Holdings Ltd.	34,000	18,713
Yangzijiang Shipbuilding Holdings Ltd.	172,100	511,392
Zhejiang Longsheng Group Co., Ltd. - Class A	23,000	43,672
Zhongsheng Group Holdings Ltd.	452,500	479,191
ZTO Express Cayman, Inc.	40,300	991,134
Total China		29,052,993
Curacao — 0.1%
HAL Trust	2,776	560,977

Investments	Shares	Value
Denmark — 0.3%
AP Moller - Maersk A/S - Class B	157	$389,086
Carlsberg AS - Class B	887	110,675
Columbus A/S	1,227	1,870
Genmab A/S(a)	1,103	295,120
Novo Nordisk A/S - ADR	63,000	2,315,250
Vestas Wind Systems A/S	1,497	44,821
Total Denmark		3,156,822
Finland — 0.1%
Aspo Oyj	1,828	13,314
Detection Technology Oy	1,758	18,619
Nokia Oyj - ADR	18,389	147,848
Orion Oyj	309	25,058
Wartsila OYJ Abp	22,113	826,846
Total Finland		1,031,685
France — 2.5%
AKWEL SADIR	736	6,038
BNP Paribas SA	13,744	1,309,273
Bouygues SA	4,886	281,887
CBo Territoria	4,714	21,544
Cie Generale des Etablissements Michelin SCA	38,800	1,321,237
Dassault Aviation SA	48	17,803
Eiffage SA	3,500	537,369
Engie SA	14,744	475,352
Gaztransport Et Technigaz SA	723	168,496
Klepierre SA	11,863	447,131
L'Oreal SA	2,903	1,190,426
LVMH Moet Hennessy Louis Vuitton SE	2,000	1,111,736
Manitou BF SA	530	11,939
NRJ Group	1,377	10,888
Orange SA	198,339	4,052,534
Safran SA	10,988	3,593,566
Sanofi SA	1,145	110,442
Societe Generale SA	94,023	6,865,225
TotalEnergies SE	21,400	1,975,941
Total France		23,508,827
Germany — 3.0%
Aumovio SE(a)	1,939	74,895
BASF SE	10,302	623,959
Bayer AG	56,100	2,550,378
Continental AG	10,124	695,961
E.ON SE	197,222	4,310,658
ElringKlinger AG	2,058	11,742
Evotec SE(a)	253,490	1,250,321
Fresenius SE & Co. KGaA	34,289	1,756,447
GEA Group AG	199	14,063
Gesco SE	1,042	16,619
HOCHTIEF AG	950	417,817
IVU Traffic Technologies AG	352	7,344
KSB SE & Co. KGaA	26	28,881

The accompanying notes are an integral part of these financial statements.

6

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
Germany — (continued)
Leifheit AG	1,203	$20,766
M1 Kliniken AG	1,141	19,413
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,400	4,609,699
Nemetschek SE	18,500	1,361,662
Nordex SE(a)	2,157	113,608
Siemens Energy AG	52,614	8,659,019
Symrise AG	9,200	778,953
Technotrans SE	922	28,773
thyssenkrupp AG	7,642	65,418
Zeal Network SE	608	34,393
Total Germany		27,450,789
Greece — 0.1%
Alpha Bank SA	324,316	1,204,874
Hong Kong — 1.7%
AIA Group Ltd.	389,400	4,374,461
Alibaba Group Holding Ltd. - ADR	17,430	2,186,768
Alibaba Group Holding Ltd.	64,500	1,015,393
Allied Group Ltd.(a)	50,000	17,722
Bank of East Asia Ltd. (The)	86,000	143,480
Cathay Pacific Airways Ltd.	208,000	297,628
Chen Hsong Holdings	38,098	7,862
China Overseas Land & Investment Ltd.	523,500	777,911
Galaxy Entertainment Group Ltd.	234,000	1,054,930
Giordano International Ltd.	128,000	23,868
Intron Technology Holdings Ltd.	90,000	18,704
Jardine Matheson Holdings Ltd.	3,000	215,359
Johnson Electric Holdings Ltd.	13,000	39,047
KLN Logistics Group Ltd.	173,038	146,029
Man Wah Holdings Ltd.	771,200	426,925
Midland Holdings Ltd.(a)	204,000	73,053
Pacific Basin Shipping Ltd.	2,398,000	886,643
PAX Global Technology Ltd.	138,000	75,543
PC Partner Group Ltd.	16,000	11,386
Pico Far East Holdings Ltd.	264,607	83,999
Queen's Road Capital Investment Ltd.	1,300	13,008
Sa Sa International Holdings Ltd.	132,000	12,680
Singamas Container Holdings Ltd.	276,253	21,966
SITC International Holdings Co., Ltd.	116,043	512,296
Techtronic Industries Co., Ltd.	147,521	1,963,599
VTech Holdings Ltd.	3,200	24,169
WH Group Ltd.(b)	808,500	1,065,348
Yue Yuen Industrial Holdings Ltd.	233,158	455,442
Total Hong Kong		15,945,219

Investments	Shares	Value
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	41,084	$488,639
OTP Bank Nyrt	7,778	838,686
Richter Gedeon Nyrt	21,845	780,562
Wizz Air Holdings PLC(a)(b)	39,614	465,067
Total Hungary		2,572,954
India — 0.4%
Bharti Airtel Ltd.	49,134	934,180
HDFC Bank Ltd.	89,675	713,039
ICICI Bank Ltd. — ADR	27,441	710,722
REC Ltd.	115,981	375,962
UPL Ltd.	119,318	720,602
Total India		3,454,505
Indonesia — 0.1%
Bank Rakyat Indonesia Persero Tbk PT	3,989,900	786,296
Ireland — 0.4%
Accenture PLC - Class A	6,400	1,269,056
Experian PLC	31,700	1,101,840
Origin Enterprises PLC	8,956	46,527
PDD Holdings, Inc. - ADR(a)	10,440	1,066,759
Total Ireland		3,484,182
Israel — 0.6%
Bank Hapoalim BM	10,803	252,859
Bank Leumi Le-Israel BM	3,238	72,160
Check Point Software Technologies Ltd.(a)	3,244	463,405
Israel Discount Bank Ltd. - Class A	5,790	58,053
Nova Ltd.(a)	583	253,185
Teva Pharmaceutical Industries Ltd. - ADR(a)	148,000	4,457,760
Wix.com Ltd.(a)	2,559	230,489
Total Israel		5,787,911
Italy — 1.3%
Cementir Holding NV	142,880	2,554,578
Emak SpA	21,988	21,230
Eni SpA	33,248	944,124
Leonardo SpA	3,980	267,330
Lottomatica Group SpA	175,000	5,051,254
Piquadro SpA	6,750	20,283
Snam SpA	40,374	307,066
UniCredit SpA	38,177	2,750,950
Total Italy		11,916,815
Japan — 6.0%
Advantest Corp.	5,300	717,067
Aisin Corp.	11,000	152,270
Astellas Pharma, Inc.	6,100	99,595
CTS Co., Ltd.	4,600	26,404

The accompanying notes are an integral part of these financial statements.

7

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
Japan — (continued)
Daihatsu Diesel Manufacturing Co., Ltd.	1,600	$21,134
Dai-Ichi Cutter Kogyo KK	2,800	26,278
Daiichi Sankyo Co., Ltd.	9,600	169,253
Daikin Industries Ltd.	9,600	1,164,632
Denso Corp.	32,300	401,039
Eisai Co., Ltd.	28,000	870,161
ENEOS Holdings, Inc.	102,700	916,482
FANUC Corp.	31,300	1,090,159
Fast Retailing Co., Ltd.	5,200	2,069,665
GMO GlobalSign Holdings KK	900	11,051
Halmek Holdings Co., Ltd.	1,500	14,477
Hoya Corp.	400	68,998
Ichikoh Industries Ltd.	4,900	15,543
ID Holdings Corp.	3,200	19,130
Idemitsu Kosan Co., Ltd.	40,300	391,783
JAC Recruitment Co., Ltd.	2,200	11,824
Japan Exchange Group, Inc.	314,500	3,651,617
Japan Post Bank Co., Ltd.	12,300	202,361
Japan Post Holdings Co., Ltd.	82,800	949,935
Japan Steel Works Ltd.	36,600	1,992,916
Kanamoto Co., Ltd.	900	24,960
Kawasaki Heavy Industries Ltd.	117,500	2,229,454
Kioxia Holdings Corp.(a)	23,000	2,923,901
Kita-Nippon Bank Ltd. (The)	800	23,294
Kuriyama Holdings Corp.	900	10,651
Makiya Co., Ltd.	1,100	8,365
Mazda Motor Corp.	52,500	354,419
Mitsubishi Corp.	4,200	144,233
Mitsubishi Heavy Industries Ltd.	74,200	2,024,128
Mitsubishi UFJ Financial Group, Inc.	28,100	474,768
Mitsui Fudosan Co., Ltd.	130,600	1,382,344
Mizuho Financial Group, Inc.	125,600	5,013,305
MonotaRO Co., Ltd.	119,000	1,279,281
Murata Manufacturing Co., Ltd.	6,900	154,703
Nanyo Corp.	1,600	14,663
NEOJAPAN, Inc.	1,600	16,032
Nippon Shinyaku Co., Ltd.	1,700	55,443
Nomura Holdings, Inc.	32,200	254,689
Ono Pharmaceutical Co., Ltd.	9,900	158,194
Otsuka Holdings Co., Ltd.	22,900	1,616,433
Pan Pacific International Holdings Corp.	377,500	2,315,669
Recruit Holdings Co., Ltd.	14,600	631,609
Resona Holdings, Inc.	115,200	1,281,827
Rheon Automatic Machinery Co., Ltd.	3,700	34,153
Ricoh Co., Ltd.	25,000	211,358
SCREEN Holdings Co., Ltd.	600	35,352
Sekisui Kasei Co., Ltd.	5,400	15,162
Sompo Holdings, Inc.	109,600	4,282,436
Sony Group Corp. - ADR(c)	137,000	2,835,900

Investments	Shares	Value
Sony Group Corp.	212,900	$4,391,349
Sumitomo Corp.	12,900	480,125
Sumitomo Electric Industries Ltd.	1,700	95,192
Sumitomo Metal Mining Co., Ltd.	2,600	150,731
Sumitomo Mitsui Financial Group, Inc.	35,000	1,153,728
Sysmex Corp.	23,100	199,189
Taiko Bank Ltd. (The)	1,500	22,159
Takaoka Toko Co., Ltd.	1,900	58,688
TDK Corp.	24,100	312,469
Tokyo Electron Ltd.	12,500	3,056,901
Trend Micro, Inc./Japan	12,900	430,786
Trinity Industrial Corp.	1,500	11,684
Yokogawa Electric Corp.	4,500	139,393
Yokowo Co., Ltd.	2,300	44,216
Yushin Precision Equipment Co., Ltd.	5,900	24,792
Total Japan		55,431,902
Kazakhstan — 0.2%
Kaspi.KZ JSC - ADR	24,648	1,825,677
Luxembourg — 0.1%
Globant SA(a)(c)	11,455	528,190
Mexico — 0.3%
Grupo Mexico SAB de CV - Class B	88,212	943,543
Wal-Mart de Mexico SAB de CV	579,600	1,889,852
Total Mexico		2,833,395
Netherlands — 2.1%
ABN AMRO Bank NV	81,640	2,611,279
Akzo Nobel NV	13,100	751,749
ASM International NV	380	289,458
ASML Holding NV	1,512	1,997,095
BE Semiconductor Industries NV	466	98,321
Heineken NV	12,500	961,921
ING Groep NV	27,287	712,993
Koninklijke Ahold Delhaize NV	30,968	1,445,711
Koninklijke Philips NV	26,460	724,735
Magnum Ice Cream Co. NV(a)	4,195	61,916
Nebius Group NV(a)(c)	38,380	3,982,309
NN Group NV	10,559	825,943
Prosus NV	45,090	2,061,210
SBM Offshore NV	69,559	2,766,483
Total Netherlands		19,291,123
New Zealand — 0.0%(d)
Aroa Biosurgery Ltd.(a)	35,869	14,772
Fisher & Paykel Healthcare Corp. Ltd.	15,570	333,099
Fisher & Paykel Healthcare Corp. Ltd.	3,954	85,648
Scales Corp. Ltd.	3,335	11,419
Total New Zealand		444,938

The accompanying notes are an integral part of these financial statements.

8

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
Norway — 0.1%
Aker BP ASA	7,705	$282,872
BW Offshore Ltd.	13,379	71,580
Kongsberg Automotive ASA(a)	94,473	18,910
Noram Drilling AS	6,101	30,020
Norsk Hydro ASA	5,865	62,189
PhotoCure ASA(a)	2,143	13,142
Rogaland Sparebank	1,462	22,443
Var Energi ASA	2,689	14,035
Yara International ASA	6,377	371,206
Total Norway		886,397
Peru — 0.4%
Credicorp Ltd.	11,806	4,004,359
Portugal — 0.4%
Galp Energia SGPS SA	151,887	3,692,620
Ibersol SGPS SA	2,340	29,430
Jeronimo Martins SGPS SA	13,321	319,559
Total Portugal		4,041,609
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.(b)	101,250	738,283
Singapore — 0.7%
BRC Asia Ltd.	14,800	54,134
DBS Group Holdings Ltd.	60,100	2,670,444
Far East Orchard Ltd.	15,300	13,894
Frencken Group Ltd.	177,900	288,631
Hafnia Ltd.	3,936	29,931
HRnetgroup Ltd.	101,100	58,668
OKP Holdings Ltd.	93,800	47,028
Raffles Medical Group Ltd.	16,900	13,324
Singapore Exchange Ltd.	57,800	886,876
Singapore Technologies Engineering Ltd.	7,900	67,329
Singapore Telecommunications Ltd.	59,200	229,172
Venture Corp. Ltd.	39,100	470,386
Wilmar International Ltd.	408,600	1,231,008
Total Singapore		6,060,825
South Africa — 0.5%
MTN Group Ltd.	338,101	3,923,140
Valterra Platinum Ltd.	7,435	639,166
South Africa		4,562,306
South Korea — 2.0%
Doosan Bobcat, Inc.	13,583	511,916
Hankook Tire & Technology Co., Ltd.	20,251	722,235
KB Financial Group, Inc.	40,970	3,832,954
Kia Corp.	22,621	2,177,328
KT Corp. - ADR	22,924	491,720
Orion Corp./Republic of Korea	8,490	714,494

Investments	Shares	Value
Samsung C&T Corp.	4,443	$754,458
Samsung Electronics Co., Ltd.	38,195	4,290,446
Samsung Electronics Co., Ltd. - GDR(e)	880	2,567,273
Shinhan Financial Group Co., Ltd.	41,289	2,380,897
Total South Korea		18,443,721
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	25,506	3,156,192
Banco Bilbao Vizcaya Argentaria SA	62,059	1,354,526
Banco Santander SA	15,076	170,591
CaixaBank SA	103,542	1,242,343
Cellnex Telecom SA(b)	20,487	665,164
Endesa SA	15,402	649,513
Grupo Empresarial San Jose SA	3,607	33,518
Indra Sistemas SA	37,691	2,076,908
Inmocemento SA(a)	2,384	10,463
Naturhouse Health SAU	579	1,714
Repsol SA	11,206	314,847
Total Spain		9,675,779
Sweden — 0.7%
Assa Abloy AB - Class B	38,700	1,387,797
Boliden AB(a)	13,167	698,919
Cloetta AB - Class B	9,157	51,954
Sandvik AB	72,000	2,751,500
Tele2 AB - Class B	14,327	294,511
Telefonaktiebolaget LM Ericsson - ADR(c)	90,490	1,019,822
Telefonaktiebolaget LM Ericsson - Class B	13,299	150,640
Telia Co. AB	21,104	107,541
Total Sweden		6,462,684
Switzerland — 3.0%
ABB Ltd.	23,588	1,918,475
Alcon AG	18,100	1,357,878
Chubb Ltd.	6,700	2,183,731
Cie Financiere Richemont SA	6,021	1,072,899
Coca-Cola HBC AG	53,054	3,007,562
DSM-Firmenich AG	9,200	657,073
Galderma Group AG	1,033	200,258
Glencore PLC	317,103	2,416,310
Klingelnberg AG	360	4,725
Logitech International SA	8,275	756,076
Multitude AG	1,918	13,519
Novartis AG	16,557	2,513,842
Roche Holding AG	12,210	4,821,312
Sandoz Group AG	3,062	240,179
Schindler Holding AG	2,242	738,338
STMicroelectronics NV	84,356	2,831,618
Temenos AG	459	39,602

The accompanying notes are an integral part of these financial statements.

9

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
COMMON STOCKS — (continued)
Switzerland — (continued)
Trifork Group AG(a)	1,308	$17,309
UBS Group AG	65,000	2,528,111
Total Switzerland		27,318,817
Taiwan — 2.7%
Compal Electronics, Inc.	670,000	575,713
Delta Electronics, Inc.	65,000	2,893,000
Hon Hai Precision Industry Co., Ltd.	65,000	391,090
Nien Made Enterprise Co., Ltd.	34,000	355,082
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	26,610	8,992,850
Taiwan Semiconductor Manufacturing Co., Ltd.	200,000	11,275,087
Total Taiwan		24,482,822
Thailand — 0.2%
Bangkok Bank PCL	174,300	668,555
Indorama Ventures PCL - NVDR	535,300	417,663
SCB X PCL	178,000	782,304
Total Thailand		1,868,522
Turkey — 0.4%
Akbank TAS	365,750	554,095
Aselsan Elektronik Sanayi Ve Ticaret AS	375,570	2,709,875
Total Turkey		3,263,970
United States — 1.4%
Bunge Global SA	23,000	2,925,600
Carnival PLC - ADR	8,473	218,349
Cognizant Technology Solutions Corp. - Class A	10,710	657,059
Linde PLC	6,170	3,058,839
Philip Morris International, Inc.	7,889	1,304,367
SLB Ltd.	65,260	3,353,712
Sunbelt Rentals Holdings, Inc.	27,970	1,786,106
Total United States		13,304,032
Uruguay — 0.1%
Arcos Dorados Holdings, Inc. - Class A	59,055	487,204
TOTAL COMMON STOCKS (Cost $398,652,757)		445,060,371
PREFERRED STOCKS — 0.5%
Brazil — 0.3%
Cia Energetica de Minas Gerais, 0.00%	429,400	1,043,688
Itau Unibanco Holding SA, 0.00%	86,300	724,408
Petroleo Brasileiro SA - Petrobras, 0.00%	125,400	1,176,083
Total Brazil		2,944,179

Investments	Shares	Value
GERMANY — 0.1%
Henkel AG & Co. KGaA, 0.00%	8,527	$655,155
South Korea — 0.1%
Samsung Electronics Co., Ltd., 0.00%	8,859	705,367
TOTAL PREFERRED STOCKS (Cost $3,997,189)		4,304,701
EXCHANGE-TRADED FUNDS — 45.4%
Schwab Emerging Markets Equity ETF(c)	3,621,026	119,312,807
Schwab International Equity ETF(f)	12,121,046	299,995,888
TOTAL EXCHANGE-TRADED FUNDS (Cost $348,677,400)		419,308,695
MUTUAL FUNDS — 4.5%
Driehaus Emerging Markets Growth Fund - Institutional Class (Cost $43,073,546)	838,986	41,219,387
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Class, 3.55%(g) (Cost $13,536,010)	13,536,010	13,536,010
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(g)(h) (Cost $7,066,214)	7,066,214	7,066,214
TOTAL INVESTMENTS — 100.9% (Cost $815,003,116)		$930,495,378
OTHER ASSETS AND LIABILITIES, NET — (0.9)%		(8,162,502)
NET ASSETS — 100.0%		$922,332,876

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $7,539,016 or 0.8% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $7,383,841.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

10

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)
(e)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exempt registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of March 31, 2026, the value of these securities totaled $2,567,273 or 0.3% of the Fund’s net assets.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(h)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
The accompanying notes are an integral part of these financial statements.

11

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$296,009	$7,685,987	$ —	$7,981,996
Austria	—	5,795,202	—	5,795,202
Belgium	—	4,148,845	—	4,148,845
Brazil	12,969,031	—	—	12,969,031
Britain	11,600,701	44,360,068	—	55,960,769
Canada	22,333,124	—	—	22,333,124
China	3,932,460	25,120,533	—	29,052,993
Curacao	—	560,977	—	560,977
Denmark	2,315,250	841,572	—	3,156,822
Finland	147,848	883,837	—	1,031,685
France	—	23,508,827	—	23,508,827
Germany	696,721	26,754,068	—	27,450,789
Greece	—	1,204,874	—	1,204,874
Hong Kong	2,497,404	13,447,815	—	15,945,219
Hungary	—	2,572,954	—	2,572,954
India	710,722	2,743,783	—	3,454,505
Indonesia	—	786,296	—	786,296
Ireland.	2,335,815	1,148,367	—	3,484,182
Israel.	5,404,839	383,072	—	5,787,911
Italy	—	11,916,815	—	11,916,815
Japan	3,035,089	52,396,813	—	55,431,902
Kazakhstan	1,825,677	—	—	1,825,677
Luxembourg	528,190	—	—	528,190
Mexico	2,833,395	—	—	2,833,395
Netherlands.	5,979,404	13,311,719	—	19,291,123
New Zealand	—	444,938	—	444,938
Norway	36,478	849,919	—	886,397
Peru	4,004,359	—	—	4,004,359
Portugal	—	4,041,609	—	4,041,609
Saudi Arabia	—	738,283	—	738,283
Singapore	—	6,060,825	—	6,060,825
South Africa	—	4,562,306	—	4,562,306
South Korea	491,720	17,952,001	—	18,443,721
Spain	—	9,675,779	—	9,675,779
Sweden	1,421,874	5,040,810	—	6,462,684
Switzerland	2,183,731	25,135,086	—	27,318,817
Taiwan	8,992,850	15,489,972	—	24,482,822
Thailand	—	1,868,522	—	1,868,522
Turkey	—	3,263,970	—	3,263,970
United States	11,517,926	1,786,106	—	13,304,032
Uruguay	487,204	—	—	487,204
Total Common Stocks	108,577,821	336,482,550	—	445,060,371
Preferred Stocks	2,944,179	1,360,522	—	4,304,701

The accompanying notes are an integral part of these financial statements.

12

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2026 (unaudited)

	Level 1	Level 2	Level 3	Total
Assets: — (continued)
Exchange-Traded Funds	$419,308,695	$—	$ —	$419,308,695
Mutual Funds	41,219,387	—	—	41,219,387
Money Market Funds	13,536,010	—	—	13,536,010
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,066,214
Total Investments	$585,586,092	$337,843,072	$—	$930,495,378

*	See Schedule of Investments for additional detailed categorizations.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,066,214 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

13

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — 23.4%
Basic Materials — 0.4%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$1,007,494
CF Industries, Inc.
5.30%, 11/26/2035	84,000	83,661
5.38%, 03/15/2044	181,000	168,638
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 4.75%, 05/15/2030(a)	370,000	370,530
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(a)	115,000	114,990
7.38%, 05/01/2033(a)	70,000	68,479
Dow Chemical Co.
5.65%, 03/15/2036	135,000	133,733
5.60%, 02/15/2054	2,500,000	2,149,785
DuPont de Nemours, Inc., 4.73%, 11/15/2028(a)	312,000	313,176
Eastman Chemical Co.
4.50%, 02/20/2031	414,000	404,797
5.75%, 03/08/2033	114,000	117,833
Ecolab, Inc.
5.25%, 01/15/2028	105,000	106,903
4.30%, 06/15/2028	58,000	58,140
2.70%, 12/15/2051	175,000	104,996
Georgia-Pacific LLC, 4.40%, 06/30/2028(a)	51,000	51,059
Novelis Corp., 6.88%, 01/30/2030(a)	125,000	126,084
Nucor Corp., 4.30%, 05/23/2027	123,000	123,120
PPG Industries, Inc., 4.38%, 03/15/2031	153,000	150,641
Steel Dynamics, Inc.
4.00%, 12/15/2028	73,000	72,207
5.38%, 08/15/2034	70,000	70,639
Westlake Corp., 3.38%, 08/15/2061	199,000	116,728
Total Basic Materials		5,913,633
Communications — 1.5%
Airbnb, Inc.
4.40%, 03/16/2029	360,000	359,525
4.65%, 03/16/2031	113,000	112,745
Alphabet, Inc.
1.10%, 08/15/2030	2,500,000	2,198,348
4.40%, 02/15/2033	133,000	131,343
5.35%, 11/15/2045	89,000	87,023
5.65%, 02/15/2056	220,000	219,292
5.30%, 05/15/2065	89,000	82,381
5.70%, 11/15/2075	136,000	131,807

Investments	Principal Amount	Value
Amazon.com, Inc.
3.90%, 11/20/2028	$236,000	$234,991
4.55%, 03/13/2033	696,000	689,301
4.88%, 03/13/2036	760,000	753,074
4.05%, 08/22/2047	78,000	62,370
5.80%, 03/13/2056	455,000	454,634
5.55%, 11/20/2065	271,000	256,052
6.05%, 03/13/2076	189,000	187,892
AT&T, Inc.
2.25%, 02/01/2032	1,320,000	1,153,185
4.75%, 04/30/2033	92,000	91,128
2.55%, 12/01/2033	255,000	215,791
5.40%, 02/15/2034	51,000	52,147
4.50%, 05/15/2035	115,000	109,004
4.90%, 08/15/2037	159,000	152,714
4.75%, 05/15/2046	407,000	341,974
3.50%, 09/15/2053	630,000	413,114
5.70%, 11/01/2054	180,000	168,539
6.05%, 08/15/2056	107,000	105,372
3.65%, 09/15/2059	28,000	18,143
3.85%, 06/01/2060	62,000	41,714
Beignet Investor LLC, 6.58%, 05/30/2049(a)	1,823,000	1,874,329
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38%, 10/23/2035	57,000	57,883
3.50%, 06/01/2041	92,000	64,514
3.50%, 03/01/2042	430,000	294,353
5.38%, 05/01/2047	470,000	378,203
4.80%, 03/01/2050	503,000	371,897
3.85%, 04/01/2061	58,000	33,873
Cisco Systems, Inc., 5.10%, 02/24/2035	232,000	235,165
Comcast Corp.
4.65%, 02/15/2033	2,500,000	2,475,175
5.17%, 01/15/2037(a)	143,000	139,245
4.60%, 10/15/2038	103,000	94,188
4.00%, 03/01/2048	252,000	185,521
5.50%, 05/15/2064	101,000	89,449
Cox Communications, Inc.
2.60%, 06/15/2031(a)	625,000	553,439
5.45%, 09/01/2034(a)	1,320,000	1,266,854
5.95%, 09/01/2054(a)	88,000	76,774
Fox Corp., 5.58%, 01/25/2049	114,000	105,067
Meta Platforms, Inc.
4.60%, 11/15/2032	590,000	584,212
4.88%, 11/15/2035	210,000	206,019
5.50%, 11/15/2045	89,000	84,222
5.63%, 11/15/2055	180,000	168,730
5.55%, 08/15/2064	59,000	53,027

The accompanying notes are an integral part of these financial statements.

14

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Communications — (continued)
Motorola Solutions, Inc., 5.55%, 08/15/2035	$185,000	$189,142
Omnicom Group, Inc., 4.20%, 03/02/2029	63,000	62,332
Paramount Global
5.85%, 09/01/2043	27,000	18,745
5.25%, 04/01/2044	71,000	44,927
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(a)	200,000	200,988
Time Warner Cable LLC
6.55%, 05/01/2037	4,000	4,033
5.50%, 09/01/2041	217,000	187,022
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	146,081
3.00%, 02/15/2041	1,481,000	1,082,797
3.60%, 11/15/2060	102,000	66,202
Uber Technologies, Inc., 4.80%, 09/15/2035	250,000	242,589
Verizon Communications, Inc.
2.55%, 03/21/2031	477,000	433,053
4.50%, 08/10/2033	177,000	171,678
5.25%, 04/02/2035	183,000	183,226
5.40%, 07/02/2037	21,000	20,923
3.40%, 03/22/2041	117,000	89,835
2.85%, 09/03/2041	84,000	59,088
5.75%, 11/30/2045	71,000	69,140
3.88%, 03/01/2052	117,000	85,306
5.88%, 11/30/2055	215,000	209,125
3.00%, 11/20/2060	219,000	125,903
6.00%, 11/30/2065	135,000	130,780
WPP 2025 LLC/Delaware, 6.50%, 03/30/2036	214,000	210,845
WULF Compute LLC, 7.75%, 10/15/2030(a)	990,000	1,046,113
Total Communications		23,295,615
Consumer, Cyclical — 1.1%
AutoNation, Inc., 4.45%, 01/15/2029	1,110,000	1,100,772
BMW US Capital LLC, 5.00%, 03/19/2033(a)	55,000	54,370
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	250,000	253,088
Daimler Truck Finance North America LLC
5.13%, 01/19/2028(a)	159,000	160,489
4.15%, 01/12/2029(a)	155,000	152,829
4.65%, 10/12/2030(a)	150,000	149,027
Darden Restaurants, Inc., 4.35%, 10/15/2027	77,000	76,821

Investments	Principal Amount	Value
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)	$1,787,500	$1,784,918
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)	350,000	340,558
Ford Motor Co., 4.75%, 01/15/2043	156,000	117,839
Ford Motor Credit Co. LLC
5.85%, 05/17/2027	1,200,000	1,208,840
4.97%, 04/06/2029	208,000	205,434
5.11%, 05/03/2029	1,500,000	1,485,748
5.88%, 11/07/2029	400,000	404,996
6.05%, 11/05/2031	205,000	205,904
Gap, Inc.
3.63%, 10/01/2029(a)	50,000	46,705
3.88%, 10/01/2031(a)	125,000	113,233
General Motors Co., 6.60%, 04/01/2036	840,000	893,219
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,094,886
5.60%, 06/18/2031	311,000	318,309
3.10%, 01/12/2032	60,000	53,832
5.90%, 01/07/2035	87,000	88,556
Home Depot, Inc., 4.90%, 04/15/2029	90,000	91,707
Hyundai Capital America
4.75%, 04/06/2029(a)	195,000	194,849
4.55%, 09/26/2029(a)	445,000	442,776
4.50%, 09/18/2030(a)	225,000	221,247
5.40%, 06/23/2032(a)	111,000	112,978
Lennar Corp., 5.20%, 07/30/2030	73,000	73,872
Lowe’s Cos., Inc.
2.80%, 09/15/2041	1,250,000	880,242
4.25%, 04/01/2052	1,150,000	881,435
Marriott International, Inc./MD
2.85%, 04/15/2031	74,000	67,762
3.50%, 10/15/2032	899,000	826,761
4.50%, 05/01/2033	77,000	74,399
5.50%, 04/15/2037	58,000	57,746
Mattel, Inc., 5.45%, 11/01/2041	200,000	181,102
McDonald’s Corp.
4.80%, 08/14/2028	279,000	282,416
3.63%, 09/01/2049	136,000	97,882
Mercedes-Benz Finance North America LLC, 4.50%, 03/10/2031(a)	150,000	148,113
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	57,595
6.63%, 05/15/2032	35,000	33,494
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	175,000	173,189

The accompanying notes are an integral part of these financial statements.

15

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Consumer, Cyclical — (continued)
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)	$35,000	$35,042
6.25%, 08/15/2033(a)	20,000	20,223
Ross Stores, Inc., 4.70%, 04/15/2027	395,000	395,130
Southwest Airlines Co., 5.25%, 11/15/2035	216,000	202,739
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(a)	100,000	98,856
Tenneco, Inc., 8.00%, 11/17/2028(a)	200,000	199,289
United Airlines, Inc., 4.63%, 04/15/2029(a)	35,000	34,339
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028(a)	380,000	382,384
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	1,040,929
Whirlpool Corp., 6.13%, 06/15/2030	40,000	39,055
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	150,000	138,843
Total Consumer, Cyclical		17,796,767
Consumer, Non-Cyclical — 3.5%
180 Medical, Inc., 3.88%, 10/15/2029(a)	400,000	388,597
Abbott Laboratories
4.75%, 03/15/2038	90,000	87,274
5.50%, 03/15/2056	95,000	93,150
AbbVie, Inc.
4.95%, 03/15/2031	119,000	121,563
4.40%, 03/15/2033	116,000	113,875
4.05%, 11/21/2039	207,000	181,689
4.75%, 03/15/2045	150,000	134,113
4.25%, 11/21/2049	377,000	306,023
Agilent Technologies, Inc.
2.75%, 09/15/2029	178,000	168,542
2.30%, 03/12/2031	272,000	243,962
Amgen, Inc.
5.15%, 03/02/2028	119,000	120,744
4.20%, 02/19/2031	79,000	77,917
5.25%, 03/02/2033	140,000	143,672
4.85%, 02/19/2036	47,000	46,179
3.15%, 02/21/2040	455,000	353,886
5.15%, 11/15/2041	55,000	52,144
4.40%, 05/01/2045	46,000	38,799
5.65%, 03/02/2053	165,000	159,809
5.75%, 03/02/2063	87,000	83,686

Investments	Principal Amount	Value
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$100,000	$97,397
4.90%, 02/01/2046	235,000	211,775
Ascension Health
2.53%, 11/15/2029	630,000	592,100
3.11%, 11/15/2039	120,000	93,790
Astrazeneca Finance LLC
4.88%, 03/03/2028	161,000	163,470
4.85%, 02/26/2029	194,000	197,347
4.90%, 03/03/2030	175,000	178,632
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	980,483
BAT Capital Corp.
6.34%, 08/02/2030	130,000	138,772
2.73%, 03/25/2031	620,000	566,934
5.35%, 08/15/2032	200,000	205,224
4.39%, 08/15/2037	730,000	663,233
Baxter International, Inc., 5.65%, 12/15/2035	62,000	60,551
Becton Dickinson & Co.
4.69%, 02/13/2028	155,000	155,741
4.30%, 08/22/2032	70,000	67,849
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	173,000	182,683
3.25%, 08/01/2042	64,000	48,110
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,320,298
Capital Impact Partners, 5.34%, 08/01/2030	1,000,000	1,012,315
Cardinal Health, Inc.
4.50%, 09/15/2030	75,000	74,604
4.60%, 03/15/2043	312,000	268,989
4.50%, 11/15/2044	115,000	96,380
5.75%, 11/15/2054	59,000	57,636
Cencora, Inc.
5.13%, 02/15/2034	137,000	138,144
4.30%, 12/15/2047	89,000	73,422
5.65%, 02/13/2056	47,000	45,997
Cigna Group (The)
4.38%, 10/15/2028	76,000	75,940
2.40%, 03/15/2030	374,000	345,495
2.38%, 03/15/2031	218,000	195,871
3.88%, 10/15/2047	66,000	49,512
3.40%, 03/15/2050	259,000	177,170
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,031,678
Conagra Brands, Inc., 7.00%, 10/01/2028	188,000	197,793
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	954,194

The accompanying notes are an integral part of these financial statements.

16

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Consumer, Non-Cyclical — (continued)
Constellation Brands, Inc., 4.35%, 05/09/2027	$80,000	$79,896
CVS Health Corp.
5.55%, 06/01/2031	156,000	160,948
4.78%, 03/25/2038	365,000	336,361
2.70%, 08/21/2040	745,000	524,057
5.13%, 07/20/2045	616,000	540,696
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	155,000	156,733
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	54,960
Elevance Health, Inc.
6.10%, 10/15/2052	19,000	19,055
5.70%, 09/15/2055	63,000	59,906
Eli Lilly & Co.
3.10%, 05/15/2027	52,000	51,482
4.75%, 02/12/2030	102,000	103,848
4.60%, 08/14/2034	106,000	104,928
5.00%, 02/09/2054	335,000	305,141
5.20%, 08/14/2064	125,000	113,636
5.65%, 10/15/2065	62,000	60,897
EMD Finance LLC
4.13%, 08/15/2028(a)	400,000	398,128
5.00%, 10/15/2035(a)	150,000	147,998
Ford Foundation (The), 2.82%, 06/01/2070	2,201,000	1,227,027
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	200,000	203,973
Gilead Sciences, Inc.
4.80%, 11/15/2029	122,000	124,268
5.10%, 06/15/2035	80,000	80,825
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	106,000	106,659
Global Payments, Inc.
5.20%, 11/15/2032	100,000	97,071
5.55%, 11/15/2035	130,000	125,273
Haleon US Capital LLC, 4.00%, 03/24/2052	250,000	191,566
HCA, Inc.
3.38%, 03/15/2029	66,000	63,900
3.50%, 09/01/2030	151,000	143,396
5.45%, 04/01/2031	102,000	104,550
5.50%, 03/01/2032	112,000	114,817
7.75%, 07/15/2036	150,000	173,496
3.50%, 07/15/2051	173,000	114,501
4.63%, 03/15/2052	192,000	153,272
Henry J Kaiser Family Foundation/CA, 4.21%, 12/01/2030	750,000	743,277

Investments	Principal Amount	Value
Herc Holdings, Inc.
7.00%, 06/15/2030(a)	$80,000	$82,029
5.75%, 03/15/2031(a)	125,000	123,108
7.25%, 06/15/2033(a)	40,000	40,990
Hormel Foods Corp., 4.80%, 03/30/2027	137,000	137,606
Humana, Inc.
4.88%, 04/01/2030	102,000	101,786
5.88%, 03/01/2033	124,000	126,701
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,813,661
Kellanova, 7.45%, 04/01/2031	226,000	254,836
Kenvue, Inc., 4.85%, 05/22/2032	108,000	109,150
Kraft Heinz Foods Co.
5.20%, 03/15/2032	76,000	76,781
4.38%, 06/01/2046	160,000	125,095
4.88%, 10/01/2049	42,000	34,347
Kroger Co.
5.00%, 09/15/2034	68,000	67,141
3.88%, 10/15/2046	42,000	31,694
5.50%, 09/15/2054	128,000	118,871
5.65%, 09/15/2064	221,000	204,909
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030(a)	75,000	71,403
4.38%, 01/31/2032(a)	225,000	209,014
Maple Parent Holdings Corp.
4.75%, 03/26/2029(a)	1,125,000	1,124,819
5.70%, 03/26/2036(a)	110,000	109,295
6.63%, 03/26/2056(a)	1,568,000	1,552,675
Mars, Inc.
4.65%, 04/20/2031(a)	2,687,000	2,705,757
5.20%, 03/01/2035(a)	1,320,000	1,332,567
5.65%, 05/01/2045(a)	110,000	108,627
5.70%, 05/01/2055(a)	284,000	276,921
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	123,050
3.89%, 07/01/2116	75,000	50,990
Mather Foundation, 2.68%, 10/01/2031	1,000,000	891,438
McKesson Corp., 4.95%, 05/30/2032	189,000	191,969
Medline Borrower LP, 3.88%, 04/01/2029(a)	175,000	169,288
Merck & Co., Inc., 5.70%, 12/04/2065	63,000	61,208
Mylan, Inc.
5.40%, 11/29/2043	180,000	152,259
5.20%, 04/15/2048	135,000	106,864
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	273,624
NBM US Holdings, Inc., 6.63%, 08/06/2029(a)	500,000	499,730

The accompanying notes are an integral part of these financial statements.

17

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Consumer, Non-Cyclical — (continued)
Novartis Capital Corp.
4.40%, 03/18/2031	$174,000	$173,963
4.00%, 09/18/2031	99,000	97,531
4.90%, 03/18/2036	490,000	488,828
5.70%, 03/18/2056	388,000	390,768
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	39,831
PepsiCo, Inc.
4.45%, 02/07/2028	122,000	122,978
3.60%, 02/18/2028	98,000	97,238
4.65%, 07/23/2032	108,000	108,771
2.88%, 10/15/2049	1,000,000	644,817
Pfizer, Inc., 3.88%, 11/15/2027	121,000	120,737
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	589,662
5.13%, 02/15/2030	1,165,000	1,188,697
5.50%, 09/07/2030	480,000	498,445
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	520,000	472,027
6.25%, 07/01/2033	310,000	324,626
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	220,608
6.50%, 01/15/2039(a)	105,000	117,481
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	1,006,532
4.55%, 01/29/2034	1,000,000	1,002,023
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	102,526
Quanta Services, Inc.
2.90%, 10/01/2030	116,000	107,596
2.35%, 01/15/2032	123,000	107,134
5.10%, 08/09/2035	77,000	75,942
3.05%, 10/01/2041	104,000	76,042
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	600,000	363,167
RELX Capital, Inc., 5.25%, 03/27/2035	115,000	116,350
Roche Holdings, Inc.
4.91%, 03/08/2031(a)	200,000	204,197
4.37%, 12/02/2032(a)	200,000	197,222
S&P Global, Inc.
2.95%, 03/01/2029	155,000	149,290
4.25%, 01/15/2031(a)	74,000	73,044
SSM Health Care Corp., 4.89%, 06/01/2028	450,000	453,775
Sutter Health
5.16%, 08/15/2033	409,000	414,929
4.09%, 08/15/2048	125,000	99,380

Investments	Principal Amount	Value
Sysco Corp.
2.40%, 02/15/2030	$2,500,000	$2,290,154
5.10%, 09/23/2030	95,000	95,755
4.40%, 07/25/2031	76,000	73,709
4.50%, 04/01/2046	113,000	91,358
4.45%, 03/15/2048	116,000	91,544
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	193,715
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	91,000	92,840
4.47%, 10/07/2032	107,000	105,878
Trustees of Boston College, 3.13%, 07/01/2052	169,000	114,247
Trustees of Dartmouth College, 4.27%, 06/01/2030	1,000,000	999,399
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	525,535
2.52%, 07/01/2050	90,000	55,376
Unilever Capital Corp.
2.13%, 09/06/2029	675,000	631,626
4.63%, 08/12/2034	1,950,000	1,927,180
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	44,744
3.88%, 02/15/2031	62,000	58,284
3.75%, 01/15/2032	50,000	45,824
UnitedHealth Group, Inc.
4.90%, 04/15/2031	106,000	107,584
4.50%, 04/15/2033	1,560,000	1,523,126
5.00%, 04/15/2034	470,000	470,368
2.75%, 05/15/2040	70,000	50,915
4.25%, 06/15/2048	192,000	152,554
4.75%, 05/15/2052	320,000	269,376
4.95%, 05/15/2062	64,000	53,732
5.75%, 07/15/2064	120,000	114,266
University of Chicago (The), 2.76%, 04/01/2045	100,000	78,151
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	112,471
Verisk Analytics, Inc., 4.45%, 03/15/2031	114,000	112,104
Viatris, Inc., 3.85%, 06/22/2040	35,000	26,564
Total Consumer, Non-Cyclical		54,836,433
Energy — 1.9%
APA Corp., 5.35%, 07/01/2049	390,000	328,635
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 5.85%, 06/15/2056	141,000	137,975

The accompanying notes are an integral part of these financial statements.

18

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Energy — (continued)
BP Capital Markets America, Inc., 3.54%, 04/06/2027	$314,000	$311,847
Cheniere Energy Partners LP
5.95%, 06/30/2033	500,000	524,155
5.55%, 10/30/2035	85,000	86,560
Cheniere Energy, Inc., 6.00%, 07/30/2056(a)	315,000	313,883
Colonial Enterprises, Inc., 3.25%, 05/15/2030(a)	510,000	477,152
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030(a)	215,000	225,042
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	761,681
5.30%, 05/15/2053	950,000	879,134
Continental Wind LLC, 6.00%, 02/28/2033(a)	787,179	803,441
Coterra Energy, Inc.
5.40%, 02/15/2035	184,000	184,587
5.90%, 02/15/2055	195,000	185,674
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	325,616
6.75%, 09/15/2037(a)	550,000	595,463
Diamondback Energy, Inc.
3.50%, 12/01/2029	93,000	89,736
6.25%, 03/15/2033	1,395,000	1,488,437
5.55%, 04/01/2035	975,000	995,008
4.40%, 03/24/2051	117,000	93,221
6.25%, 03/15/2053	53,000	53,603
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	500,000	498,997
4.95%, 05/15/2028	197,000	198,680
4.95%, 06/15/2028	115,000	116,161
7.38%, 02/01/2031(a)	600,000	622,328
6.55%, 12/01/2033	760,000	820,543
5.15%, 02/01/2043	135,000	119,489
5.35%, 05/15/2045	89,000	79,563
5.30%, 04/15/2047	110,000	97,062
5.40%, 10/01/2047	264,000	234,591
5.00%, 05/15/2050	850,000	705,395
Enterprise Products Operating LLC
4.60%, 01/15/2031	75,000	75,122
4.85%, 08/15/2042	200,000	182,060
3.70%, 01/31/2051	47,000	33,991
Expand Energy Corp., 4.75%, 02/01/2032	274,000	266,977
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(a)	355,000	311,954

Investments	Principal Amount	Value
Gray Oak Pipeline LLC, 3.45%, 10/15/2027(a)	$192,000	$188,340
Hess Corp., 4.30%, 04/01/2027	400,000	400,232
HF Sinclair Corp., 5.00%, 02/01/2028	100,000	99,992
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(a)	125,000	121,671
6.25%, 04/15/2032(a)	100,000	96,783
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	102,000	96,337
Kinder Morgan, Inc., 5.45%, 08/01/2052	96,000	88,624
MPLX LP
4.80%, 02/15/2031	180,000	180,412
5.40%, 09/15/2035	720,000	716,782
4.70%, 04/15/2048	245,000	199,136
5.95%, 04/01/2055	200,000	190,442
Murray Energy Corp., 12.00%, 04/15/2024(a)(b)	180,991	0
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,648,849
Occidental Petroleum Corp.
6.45%, 09/15/2036	170,000	181,645
6.20%, 03/15/2040	380,000	388,107
4.40%, 04/15/2046	192,000	151,828
6.05%, 10/01/2054	675,000	656,369
ONEOK Partners LP, 6.65%, 10/01/2036	124,000	133,553
ONEOK, Inc.
3.10%, 03/15/2030	610,000	575,217
4.75%, 10/15/2031	203,000	200,844
5.20%, 07/15/2048	300,000	262,957
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	255,535
Pioneer Natural Resources Co., 7.20%, 01/15/2028	400,000	418,247
Plains All American Pipeline LP / PAA Finance Corp.
5.60%, 01/15/2036	61,000	61,198
4.30%, 01/31/2043	450,000	364,814
Repsol E&P Capital Markets US LLC, 5.98%, 09/16/2035(a)	350,000	356,275
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	63,246	65,945
Shell Finance US, Inc., 4.13%, 11/06/2030	81,000	80,205
SM Energy Co.
8.63%, 11/01/2030(a)	25,000	26,377
8.75%, 07/01/2031(a)	145,000	151,567

The accompanying notes are an integral part of these financial statements.

19

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Energy — (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	$175,000	$174,109
Targa Resources Corp.
6.50%, 03/30/2034	860,000	929,632
5.50%, 02/15/2035	150,000	151,334
5.40%, 07/30/2036	55,000	54,598
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	380,000	379,400
Topaz Solar Farms LLC
4.88%, 09/30/2039(a)	256,909	231,218
5.75%, 09/30/2039(a)	811,303	803,725
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	100,000	99,077
4.57%, 01/13/2033	775,000	767,153
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/2050	230,000	172,760
5.75%, 03/15/2056(a)	71,000	69,306
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	350,072
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	25,000	23,764
6.25%, 01/15/2030(a)	400,000	409,129
4.13%, 08/15/2031(a)	25,000	23,190
Western Midstream Operating LP
4.05%, 02/01/2030(c)	1,210,000	1,175,000
5.50%, 12/15/2035	877,000	862,472
5.30%, 03/01/2048	56,000	47,333
Williams Cos., Inc.
3.50%, 11/15/2030	1,220,000	1,159,436
5.65%, 03/15/2033	119,000	122,896
5.75%, 06/24/2044	262,000	254,669
4.90%, 01/15/2045	200,000	174,948
5.95%, 03/15/2056	69,000	67,909
Total Energy		30,085,176
Financial — 8.1%
200 Park Funding Trust, 5.74%, 02/15/2055(a)	2,425,000	2,329,838
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	127,665
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	211,407

Investments	Principal Amount	Value
American Express Co.
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	$316,000	$317,721
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	103,000	104,742
4.92% to 07/20/2032 then SOFR + 1.22%, 07/20/2033	73,000	73,133
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	86,000	88,883
American Homes 4 Rent LP, 5.50%, 02/01/2034	1,750,000	1,765,312
American Tower Corp.
5.20%, 02/15/2029	240,000	244,068
2.30%, 09/15/2031	156,000	137,337
4.70%, 12/15/2032	50,000	49,131
American Tower Trust #1, 5.49%, 03/15/2028(a)	1,815,000	1,835,131
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032	350,000	346,229
Aon North America, Inc.
5.30%, 03/01/2031	191,000	194,880
5.75%, 03/01/2054	17,000	16,380
Arthur J Gallagher & Co., 5.75%, 03/02/2053	16,000	15,328
Assurant, Inc.
2.65%, 01/15/2032	420,000	367,054
5.55%, 02/15/2036	138,000	138,280
Athene Global Funding, 5.32%, 11/13/2031(a)	509,000	503,212
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,360,184
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	544,000	534,410
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	445,000	426,782
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	221,000	225,211
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,519,081
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	555,000	489,918
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	82,000	80,566

The accompanying notes are an integral part of these financial statements.

20

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Bank of America Corp. (continued)
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	$745,000	$754,055
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	101,000	100,764
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	345,000	344,992
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	55,000	55,950
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	432,000	400,160
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	83,000	72,234
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	111,000	84,646
Bank of New York Mellon Corp., 4.94% to 02/11/2030 then SOFR + 0.89%, 02/11/2031	177,000	179,335
BankUnited, Inc., 5.13%, 06/11/2030	292,000	290,782
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,209,249
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,394,278
Bridge Housing Corp.
3.25%, 07/15/2030	500,000	465,334
5.32%, 07/15/2035	600,000	600,774
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	625,000	608,094
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	452,080
Cantor Fitzgerald LP, 4.50%, 04/14/2027(a)	1,225,000	1,221,027
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	287,169
CBRE Services, Inc., 4.90%, 01/15/2033	75,000	73,959
Chubb INA Holdings LLC, 4.65%, 08/15/2029	210,000	212,361
Citibank NA, 4.91%, 05/29/2030	252,000	255,929
Citigroup, Inc.
4.45%, 09/29/2027	1,506,000	1,506,043

Investments	Principal Amount	Value
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	$330,000	$324,674
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	306,000	304,938
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	151,121
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	268,363
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,700,154
5.88%, 02/22/2033	278,000	290,860
6.00%, 10/31/2033	243,000	254,462
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	104,000	103,094
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	271,000	264,728
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	58,000	41,408
Citizens Financial Group, Inc., 5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	330,000	339,209
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	929,914
Crown Castle, Inc.
5.00%, 01/11/2028	108,000	108,774
5.60%, 06/01/2029	92,000	94,178
Depository Trust Co., 4.55%, 03/27/2031(a)	395,000	395,810
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 5.95%, 09/17/2030(a)	665,000	624,438
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/2033	430,000	418,223
Equitable America Global Funding, 4.30%, 12/15/2028(a)	101,000	100,174
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	355,830
F&G Global Funding, 2.00%, 09/20/2028(a)	400,000	372,252
Fidus Investment Corp., 6.75%, 03/19/2030	680,000	678,236
Fifth Third Financial Corp., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	723,332

The accompanying notes are an integral part of these financial statements.

21

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
First Citizens BancShares, Inc./NC
5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	$195,000	$190,588
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	90,000	88,002
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031	113,000	114,492
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	259,000	260,608
Fortitude Global Funding, 4.63%, 10/06/2028(a)	380,000	376,143
Franklin BSP Capital Corp., 6.00%, 10/02/2030(a)	930,000	885,916
GA Global Funding Trust, 4.50%, 09/18/2030(a)	400,000	385,021
Gabx Leasing LLC, 4.63%, 04/15/2031(a)	76,000	74,922
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031(a)	940,000	769,543
Goldman Sachs Group, Inc.
4.15% (SOFR + 0.71%), 01/21/2029	318,000	316,038
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	912,479
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,216,000	1,209,139
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	69,000	69,054
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	965,000	980,475
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031	107,000	104,916
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	691,655
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	142,000	125,354
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037	260,000	254,195
6.75%, 10/01/2037	531,000	572,777
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	156,000	115,671

Investments	Principal Amount	Value
5.54% to 01/21/2046 then SOFR + 1.32%, 01/21/2047	$83,000	$79,095
Goodman US Finance Six LLC, 5.13%, 10/07/2034(a)	58,000	57,771
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,250,000	1,272,281
6.38%, 07/01/2034	2,000,000	2,013,242
8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	650,000	672,608
7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	875,000	870,825
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030(a)	1,000,000	920,146
HNA 2015 LLC, 2.37%, 09/18/2027	85,312	83,997
Huntington Bancshares, Inc./OH
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	150,426
5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	133,000	129,795
Jackson National Life Global Funding, 5.55%, 07/02/2027(a)	500,000	504,580
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027	2,500,000	2,523,834
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	298,502
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,897,892
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	182,000	180,310
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,230,192
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	830,000	789,741
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,296,875
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,028,394
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,119,076

The accompanying notes are an integral part of these financial statements.

22

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
JPMorgan Chase & Co. (continued)
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	$405,000	$365,982
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	667,000	592,905
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	86,000	86,059
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	800,000	833,268
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	2,156,000	2,183,395
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	686,000	479,357
5.53% to 11/29/2044 then SOFR + 1.55%, 11/29/2045	54,000	53,039
Keybank National Association, 4.90%, 08/08/2032	250,000	245,776
KeyCorp
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	196,145
5.31% (SOFR + 1.37%), 01/28/2037	76,000	74,431
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	968,667
4.60%, 02/01/2033	135,000	132,619
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	700,000	696,406
3.95%, 10/15/2050(a)	120,000	87,095
3.95%, 05/15/2060(a)	85,000	58,171
Lincoln Financial Global Funding, 4.63%, 08/18/2030(a)	380,000	376,014
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	997,096
Lseg US Fin Corp.
4.25%, 03/23/2029(a)	265,000	263,069
5.30%, 03/28/2034(a)	590,000	594,110
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	100,000	99,678
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	111,000	111,505
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	889,644
4.35%, 01/15/2032	148,000	146,853
Morgan Stanley
3.95%, 04/23/2027	950,000	944,370

Investments	Principal Amount	Value
3.59%, 07/22/2028(d)	$420,000	$415,063
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,139,527
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	323,000	327,543
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	438,019
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	51,000	50,979
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	55,000	52,740
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	183,850
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,202,888
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	84,000	84,291
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	143,000	123,035
5.07% (SOFR + 1.18%), 01/30/2037	1,830,000	1,792,887
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	200,000	199,513
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	141,000	144,137
5.31% (5 yr. CMT Rate + 1.17%), 01/18/2041	105,000	101,359
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	156,000	117,608
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,303,365
Morgan Stanley Private Bank NA
4.21% to 02/08/2029 then SOFR + 0.76%, 02/08/2030	285,000	282,114
4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031	1,505,000	1,500,338
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	2,525,000	2,485,815
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	139,625
3.50%, 03/15/2031	200,000	130,682

The accompanying notes are an integral part of these financial statements.

23

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
National Community Renaissance of California, 3.27%, 12/01/2032	$1,000,000	$874,535
National Health Investors, Inc., 5.35%, 02/01/2033	32,000	31,445
New York Life Global Funding, 4.85%, 01/09/2028(a)	77,000	77,774
Northern Trust Corp., 5.12% to 11/19/2035 then 5 yr. CMT Rate + 1.05%, 11/19/2040	200,000	194,722
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(a)	103,000	103,095
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)	62,000	63,685
Omnis Funding Trust, 6.72%, 05/15/2055(a)	3,375,000	3,411,866
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	95,035
Pacific Life Insurance Co., 5.95%, 09/15/2055(a)	133,000	130,494
PennantPark Floating Rate Capital Ltd., 6.75%, 03/04/2029	530,000	528,182
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(a)	225,000	213,245
Pinnacle Bank/Nashville TN, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	252,000	249,570
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	1,125,000	1,125,045
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	46,000	45,064
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/2032	1,000,000	953,816
5.44%, 06/01/2036	1,000,000	969,556
Principal Life Global Funding II, 1.25%, 08/16/2026(a)	1,000,000	988,960
Private Export Funding Corp., 4.30%, 12/15/2028	1,000,000	1,011,343
Progressive Corp., 5.15%, 03/26/2036	445,000	445,627
Protective Life Corp., 4.70%, 01/15/2031(a)	750,000	742,774
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048(e)	81,000	80,228

Investments	Principal Amount	Value
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	$119,000	$122,040
7.38%, 12/10/2037	204,000	230,842
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	494,378
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	425,000	420,403
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029(a)	1,720,000	1,580,852
Signature Bank, 9.33% (3 mo. AMERIBOR + 3.89%), 10/15/2030	150,000	102,000
Starwood Property Trust, Inc.
5.25%, 10/15/2028(a)	720,000	711,792
7.25%, 04/01/2029(a)	1,000,000	1,029,629
6.00%, 04/15/2030(a)	1,445,000	1,442,198
6.50%, 10/15/2030(a)	2,105,000	2,134,920
Stellantis Financial Services US Corp., 4.95%, 09/15/2028(a)	202,000	200,889
Sun Communities Operating LP, 2.70%, 07/15/2031	475,000	424,880
Synchrony Financial
5.15%, 03/19/2029	200,000	200,485
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032	484,000	469,723
Thirax 2 LLC, 2.32%, 01/22/2034	696,915	637,626
Travelers Cos., Inc.
5.05%, 07/24/2035	1,650,000	1,652,645
2.55%, 04/27/2050	1,475,000	869,638
Truist Bank, 4.14% to 10/23/2028 then SOFR + 0.91%, 10/23/2029	745,000	737,909
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	318,850
Unum Group
5.25%, 12/15/2035	75,000	73,354
6.00%, 06/15/2054	130,000	122,682
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	168,585
USAA Capital Corp.
4.38%, 06/01/2028(a)	154,000	154,445
2.13%, 05/01/2030(a)	2,500,000	2,280,849
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(a)	1,100,000	1,106,331

The accompanying notes are an integral part of these financial statements.

24

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Visa, Inc.
1.90%, 04/15/2027	$1,000,000	$979,139
4.40%, 02/12/2033	87,000	86,204
W R Berkley Corp., 4.00%, 05/12/2050	160,000	120,780
Webster Financial Corp., 5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035	160,000	162,495
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	735,000	744,481
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,186,648
4.08% to 09/15/2028 then SOFR + 0.88%, 09/15/2029	214,000	211,646
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	25,000	23,587
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	779,000	720,558
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	441,515
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	411,446
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	75,000	76,346
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	647,125
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	843,000	632,885
5.61%, 01/15/2044	100,000	95,690
4.75%, 12/07/2046	46,000	38,562
Western Alliance Bank, 6.54% to 11/15/2030 then 5 yr. CMT Rate + 2.85%, 11/15/2035	172,000	168,462
Weyerhaeuser Co., 4.00%, 03/09/2052	78,000	57,364
Willis North America, Inc.
4.65%, 06/15/2027	214,000	214,353
4.55%, 03/15/2031	105,000	103,460
Wynnton Funding Trust II, 5.99%, 08/15/2055(a)	2,700,000	2,668,240

Investments	Principal Amount	Value
Zions Bancorp NA
4.70% to 08/18/2027 then SOFR + 1.16%, 08/18/2028	$2,000,000	$1,982,193
6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	250,000	256,782
Total Financial		127,276,839
Industrial — 1.2%
AECOM, 6.00%, 08/01/2033(a)	30,000	29,967
AGCO Corp., 5.45%, 03/21/2027	315,000	317,146
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	95,000	96,970
5.60%, 05/29/2034	95,000	96,954
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	76,000	68,338
Amphenol Corp.
3.90%, 11/15/2028	99,000	98,265
4.13%, 11/15/2030	104,000	102,465
5.30%, 11/15/2055	89,000	83,581
AptarGroup, Inc., 4.75%, 03/30/2031	158,000	156,588
Ball Corp.
6.00%, 06/15/2029	275,000	278,953
5.50%, 09/15/2033	190,000	190,109
Boeing Co.
5.15%, 05/01/2030	114,000	115,908
3.60%, 05/01/2034	149,000	133,381
5.71%, 05/01/2040	1,305,000	1,307,052
3.38%, 06/15/2046	87,000	59,824
3.63%, 03/01/2048	565,000	393,701
3.75%, 02/01/2050	149,000	105,695
5.81%, 05/01/2050	65,000	62,837
5.93%, 05/01/2060	558,000	535,617
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	27,006
4.15%, 12/15/2048	141,000	112,915
4.45%, 01/15/2053	85,000	69,951
5.80%, 03/15/2056	53,000	53,470
Caterpillar Financial Services Corp.
4.40%, 03/03/2028	94,000	94,464
4.10%, 08/15/2028	117,000	116,898
3.95%, 11/14/2028	235,000	233,875
CNH Industrial Capital LLC, 4.50%, 10/16/2030	115,000	113,528
Deere & Co., 5.45%, 01/16/2035	87,000	90,379

The accompanying notes are an integral part of these financial statements.

25

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Industrial — (continued)
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029(a)	$86,000	$84,969
4.65%, 03/15/2031(a)	760,000	746,977
5.25%, 03/15/2036(a)	335,000	324,109
Flowserve Corp., 2.80%, 01/15/2032	245,000	216,264
GE Vernova, Inc.
4.88%, 02/04/2036	64,000	63,431
5.50%, 02/04/2056	94,000	90,428
GXO Logistics, Inc., 6.25%, 05/06/2029	95,000	98,485
Honeywell Aerospace, Inc.
4.60%, 03/16/2033(a)	268,000	264,925
4.95%, 03/16/2036(a)	657,000	651,877
5.73%, 03/16/2056(a)	132,000	130,475
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,666,586
Jacobs Solutions, Inc.
4.75%, 03/03/2031	295,000	290,871
5.38%, 03/03/2036	64,000	62,416
John Deere Capital Corp.
4.90%, 03/07/2031	93,000	94,937
4.40%, 09/08/2031	148,000	147,821
L3Harris Technologies, Inc., 5.40%, 07/31/2033	107,000	109,781
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	35,000	31,151
MasTec, Inc., 5.90%, 06/15/2029	95,000	98,162
Owens Corning, 5.50%, 06/15/2027	449,000	454,337
Packaging Corp. of America, 5.70%, 12/01/2033	151,000	156,664
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026(a)	1,450,000	1,439,414
6.05%, 08/01/2028(a)	133,000	136,864
5.35%, 03/30/2029(a)	68,000	69,161
5.25%, 02/01/2030(a)	156,000	158,340
6.20%, 06/15/2030(a)	98,000	103,165
Quikrete Holdings, Inc., 6.38%, 03/01/2032(a)	300,000	304,201
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028(a)	25,000	25,313
Sonoco Products Co., 4.60%, 09/01/2029	130,000	129,624
Standard Industries, Inc./NY
4.75%, 01/15/2028(a)	125,000	123,560
4.38%, 07/15/2030(a)	175,000	164,949

Investments	Principal Amount	Value
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060	$200,000	$195,327
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	250,000	231,355
Textron, Inc., 3.00%, 06/01/2030	1,900,000	1,788,577
Tote Shipholdings LLC, 3.40%, 10/16/2040	812,000	727,087
Trimble, Inc., 6.10%, 03/15/2033	74,000	77,426
Vertiv Holdings Co.
4.85%, 03/15/2036	22,000	21,392
5.65%, 03/15/2046	28,000	26,706
Vontier Corp., 2.95%, 04/01/2031	223,000	202,777
Waste Management, Inc., 4.95%, 07/03/2027	149,000	150,442
Weir Group, Inc., 5.35%, 05/06/2030(a)	1,580,000	1,600,940
Total Industrial		18,607,123
Technology — 0.9%
Accenture Capital, Inc., 4.50%, 10/04/2034	82,000	79,282
Adobe, Inc., 4.75%, 01/17/2028	111,000	112,361
Apple, Inc.
3.00%, 06/20/2027	1,000,000	989,210
1.40%, 08/05/2028	291,000	274,894
4.38%, 05/13/2045	110,000	96,265
2.65%, 05/11/2050	220,000	134,612
2.70%, 08/05/2051	88,000	53,895
2.80%, 02/08/2061	10,000	5,709
Applied Materials, Inc., 4.60%, 01/15/2036	87,000	84,511
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029(a)	102,000	98,693
5.95%, 04/15/2035	223,000	224,818
Broadcom, Inc.
5.05%, 07/12/2029	556,000	567,495
2.45%, 02/15/2031	237,000	215,241
4.90%, 07/15/2032	733,000	739,406
3.42%, 04/15/2033	809,000	739,769
3.14%, 11/15/2035(a)	194,000	164,820
3.19%, 11/15/2036(a)	584,000	488,025
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	805,494
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	172,000	173,209
4.35%, 02/01/2030	203,000	200,931
8.10%, 07/15/2036	128,000	152,149
3.38%, 12/15/2041	197,000	146,876

The accompanying notes are an integral part of these financial statements.

26

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Technology — (continued)
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	$76,000	$75,403
Fiserv, Inc., 5.60%, 03/02/2033	2,000,000	2,020,974
Foundry JV Holdco LLC, 6.15%, 01/25/2032(a)	340,000	354,955
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	81,000	80,926
4.40%, 10/15/2030	106,000	104,073
Intel Corp.
4.15%, 08/05/2032	84,000	80,083
3.73%, 12/08/2047	195,000	136,260
5.70%, 02/10/2053	86,000	79,186
International Business Machines Corp., 4.60%, 02/03/2033	159,000	155,936
Intuit, Inc., 5.50%, 09/15/2053	415,000	381,711
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	106,000	88,367
Oracle Corp.
4.45%, 09/26/2030	101,000	97,332
6.25%, 11/09/2032	2,120,000	2,175,362
5.50%, 08/03/2035	95,000	90,687
5.70%, 02/04/2036	440,000	423,055
3.80%, 11/15/2037	151,000	119,916
6.50%, 04/15/2038	174,000	174,396
5.88%, 09/26/2045	91,000	78,509
6.55%, 02/04/2046	164,000	153,005
4.00%, 11/15/2047	218,000	144,271
5.95%, 09/26/2055	184,000	154,794
6.70%, 02/04/2056	135,000	125,294
6.85%, 02/04/2066	65,000	59,756
QUALCOMM, Inc., 4.75%, 05/20/2032	78,000	78,424
Roper Technologies, Inc., 4.25%, 09/15/2028	84,000	83,452
Salesforce, Inc.
4.65%, 03/15/2029	116,000	116,240
6.55%, 03/15/2056	518,000	519,797
Texas Instruments, Inc., 4.60%, 02/15/2028	107,000	107,805
Total Technology		14,807,634
Utilities — 4.8%
AEP Texas, Inc.
5.45%, 05/15/2029	290,000	297,406
5.85%, 10/15/2055	159,000	153,335
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	337,298

Investments	Principal Amount	Value
AES Corp.
2.45%, 01/15/2031	$5,065,000	$4,480,905
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,000,000	991,918
Alabama Power Co., 3.75%, 03/01/2045	170,000	130,569
American Water Capital Corp., 5.25%, 03/01/2035	1,200,000	1,219,297
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	674,872
3.75%, 05/15/2046	500,000	371,640
Avangrid, Inc., 3.80%, 06/01/2029	1,000,000	976,016
Boston Gas Co., 5.84%, 01/10/2035(a)	415,000	434,247
Clearway Energy Operating LLC, 5.75%, 01/15/2034(a)	1,000,000	982,701
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	135,000	130,927
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	316,383
2.75%, 09/01/2051	1,000,000	602,165
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,008,419
4.00%, 04/01/2048	105,000	81,499
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	65,000	55,460
4.50%, 12/01/2045	89,000	74,948
4.13%, 05/15/2049	110,000	85,618
Constellation Energy Generation LLC, 3.75%, 03/01/2031(a)	275,000	262,387
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,006,947
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	219,602
4.90%, 08/01/2041	2,000,000	1,784,244
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	625,000	661,056
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	957,339
5.25%, 05/15/2035	200,000	202,849
3.95%, 03/01/2049	2,175,000	1,682,762
DTE Energy Co., 4.88%, 06/01/2028	122,000	123,095
Duke Energy Carolinas LLC
2.85%, 03/15/2032	1,000,000	910,317
3.55%, 03/15/2052	58,000	40,912
5.40%, 01/15/2054	42,000	39,838

The accompanying notes are an integral part of these financial statements.

27

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Utilities — (continued)
Duke Energy Corp., 5.80%, 06/15/2054	$88,000	$84,256
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	544,690
2.50%, 12/01/2029	1,000,000	937,261
4.20%, 12/01/2030	225,000	222,530
4.20%, 07/15/2048	50,000	39,445
3.00%, 12/15/2051	1,000,000	628,840
5.95%, 11/15/2052	58,000	58,684
Duke Energy Indiana LLC
4.95%, 03/15/2036	48,000	47,254
2.75%, 04/01/2050	930,000	565,297
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	40,000	38,716
Duke Energy Progress LLC, 4.00%, 04/01/2052	90,000	67,851
Emera US Finance LLC, 5.20%, 04/01/2033	83,000	82,537
Emera US Finance LP
3.55%, 06/15/2026	225,000	224,483
4.75%, 06/15/2046	135,000	111,371
Entergy Arkansas LLC, 4.95%, 01/15/2036	43,000	42,175
Entergy Louisiana LLC, 4.90%, 04/15/2036	445,000	434,112
Entergy Mississippi LLC, 3.85%, 06/01/2049	66,000	48,821
Entergy Texas, Inc., 4.50%, 03/30/2039	488,000	446,052
Essential Utilities, Inc., 5.13%, 03/15/2036	340,000	335,251
Evergy Kansas Central, Inc., 5.25%, 03/15/2035	1,395,000	1,406,146
Evergy, Inc., 4.25%, 03/15/2029	60,000	59,542
FirstEnergy Corp., 4.85%, 07/15/2047(c)	110,000	93,669
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(a)	181,000	183,571
Florida Power & Light Co.
5.15%, 06/15/2029	151,000	154,904
2.88%, 12/04/2051	570,000	354,461
5.60%, 02/15/2066	61,000	58,764
Georgia Power Co., 3.25%, 03/15/2051	208,000	138,909
Indiana Michigan Power Co., 5.63%, 04/01/2053	51,000	49,090
Interstate Power and Light Co., 3.50%, 09/30/2049	109,000	75,858
ITC Holdings Corp., 4.95%, 09/22/2027(a)	450,000	452,117
Jersey Central Power & Light Co., 2.75%, 03/01/2032(a)	70,000	62,883

Investments	Principal Amount	Value
Kentucky Power Co., 7.00%, 11/15/2033(a)	$224,000	$240,875
Kentucky Utilities Co., 5.85%, 08/15/2055	44,000	43,748
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	140,000	146,172
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)	94,000	84,352
MidAmerican Energy Co.
5.35%, 01/15/2034	875,000	898,309
5.85%, 09/15/2054	975,000	978,896
5.30%, 02/01/2055	1,050,000	973,763
Narragansett Electric Co., 5.35%, 05/01/2034(a)	99,000	100,397
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	107,000	106,784
3.95%, 12/10/2027	177,000	176,153
4.75%, 02/07/2028	55,000	55,407
4.15%, 08/25/2028	52,000	51,830
1.35%, 03/15/2031	1,500,000	1,283,226
4.15%, 12/15/2032	1,000,000	967,715
Nevada Power Co., 6.00%, 03/15/2054	200,000	200,279
New York State Electric & Gas Corp.
5.65%, 08/15/2028(a)	1,000,000	1,026,159
2.15%, 10/01/2031(a)	2,500,000	2,182,556
5.85%, 08/15/2033(a)	93,000	97,025
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	73,000	73,352
5.30%, 03/15/2032	160,000	163,862
NiSource, Inc.
5.20%, 07/01/2029	505,000	514,989
5.85%, 04/01/2055	45,000	43,746
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	678,471
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	612,923
NorthWestern Corp., 5.07%, 03/21/2030(a)	390,000	396,225
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	270,865
Ohio Edison Co., 5.50%, 01/15/2033(a)	930,000	957,449
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	119,000	115,390
Pacific Gas and Electric Co.
4.30%, 03/15/2045	143,000	111,694
3.95%, 12/01/2047	797,000	579,978
4.95%, 07/01/2050	480,000	397,621
6.70%, 04/01/2053	1,000,000	1,035,084
6.10%, 10/15/2055	194,000	186,342

The accompanying notes are an integral part of these financial statements.

28

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Utilities — (continued)
PacifiCorp, 4.13%, 01/15/2049	$935,000	$685,436
PG&E Recovery Funding LLC
4.84%, 06/01/2033	867,887	880,774
5.53%, 06/01/2049	2,000,000	1,964,584
PPL Capital Funding, Inc., 5.25%, 09/01/2034	52,000	52,368
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	946,677
4.15%, 06/15/2048	85,000	67,661
Public Service Co. of Colorado
3.70%, 06/15/2028	596,000	588,103
5.35%, 05/15/2034	835,000	850,490
5.05%, 06/15/2036	445,000	438,628
4.10%, 06/15/2048	2,269,000	1,770,258
2.70%, 01/15/2051	327,000	193,369
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,156,000	1,013,991
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	258,677
5.13%, 03/15/2053	800,000	729,651
Puget Sound Energy, Inc., 5.69%, 06/15/2054	86,000	84,109
RWE Finance US LLC
5.13%, 09/18/2035(a)	2,675,000	2,600,648
6.25%, 04/16/2054(a)	1,000,000	1,005,147
5.88%, 09/18/2055(a)	156,000	148,620
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,015,837
2.95%, 08/15/2051	1,375,000	863,437
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,379,636
Sempra, 5.25%, 03/15/2036	111,000	109,435
Solar Star Funding LLC, 5.38%, 06/30/2035(a)	2,269,279	2,277,071
Southern California Edison Co.
4.88%, 02/01/2027	550,000	551,370
5.85%, 11/01/2027	685,000	697,658
2.75%, 02/01/2032	1,000,000	891,833
5.20%, 06/01/2034	575,000	570,723
4.13%, 03/01/2048	110,000	82,329
3.65%, 06/01/2051	1,000,000	685,383
5.88%, 12/01/2053	62,000	58,630
6.20%, 09/15/2055	89,000	88,262
Southern California Gas Co., 5.60%, 04/01/2054	54,000	51,471
Southwestern Electric Power Co., 5.90%, 04/01/2056	448,000	435,974

Investments	Principal Amount	Value
Southwestern Public Service Co., 3.75%, 06/15/2049	$360,000	$259,273
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(a)	78,000	79,234
Union Electric Co.
2.63%, 03/15/2051	1,000,000	588,406
3.90%, 04/01/2052	93,000	69,703
Virginia Electric and Power Co., 5.55%, 08/15/2054	40,000	37,803
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	2,000,000	2,002,564
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)	375,000	375,000
5.00%, 07/31/2027(a)	100,000	99,647
4.30%, 10/15/2028(a)	128,000	126,466
4.60%, 10/15/2030(a)	305,000	298,958
Wisconsin Power and Light Co., 3.95%, 09/01/2032	84,000	80,041
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029(a)	1,016,000	1,045,633
7.75%, 04/15/2034(a)	285,000	294,334
Total Utilities		74,493,450
TOTAL U.S. CORPORATE BONDS (Cost $376,448,992)		367,112,670
U.S. GOVERNMENT AGENCIES — 18.0%
BFLD Trust, Series 2024-WRHS, Class A, 5.16% (1 mo. Term SOFR + 1.49%), 07/15/2039(a)	926,997	926,997
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.28%, 04/15/2042(a)(d)(f)	7,875,000	65,995
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	65,612	63,448
Pool C04420, 3.00%, 01/01/2043	332,575	305,103
Pool C09044, 3.50%, 07/01/2043	97,271	91,616
Pool C91967, 3.00%, 12/01/2037	155,333	146,503
Pool G06784, 3.50%, 10/01/2041	41,753	39,662
Pool G07025, 5.00%, 02/01/2042	77,258	78,177
Pool G07028, 4.00%, 06/01/2042	116,369	112,506
Pool G08654, 3.50%, 07/01/2045	88,977	83,653

The accompanying notes are an integral part of these financial statements.

29

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool G08658, 3.00%, 08/01/2045	$150,785	$136,873
Pool G08721, 3.00%, 09/01/2046	905,096	817,382
Pool G08741, 3.00%, 01/01/2047	524,915	471,581
Pool G08760, 3.00%, 04/01/2047	189,036	170,177
Pool G08768, 4.50%, 06/01/2047	151,705	148,417
Pool G08772, 4.50%, 07/01/2047	34,590	33,879
Pool G16015, 3.00%, 01/01/2032	77,105	75,234
Pool G16177, 2.00%, 01/01/2032	51,632	49,223
Pool G61713, 3.50%, 01/01/2045	138,327	130,255
Pool G67715, 4.50%, 08/01/2048	85,506	84,229
Pool Q12052, 3.50%, 10/01/2042	219,074	206,746
Pool Q49494, 4.50%, 07/01/2047	37,661	37,103
Pool Q52081, 3.50%, 11/01/2047	109,623	102,044
Pool QA7234, 3.00%, 02/01/2050	276,985	246,313
Pool QC0039, 2.50%, 03/01/2051	225,291	192,239
Pool QE0375, 4.00%, 04/01/2052	318,523	304,328
Pool QE5182, 4.50%, 06/01/2052	291,447	282,637
Pool QE5382, 4.50%, 07/01/2052	288,197	279,486
Pool RA7211, 4.00%, 04/01/2052	427,760	405,578
Pool RA9629, 5.50%, 08/01/2053	1,116,117	1,124,191
Pool RQ0075, 5.00%, 12/01/2055	2,744,960	2,708,253
Pool SD1059, 3.50%, 06/01/2052	464,950	429,210
Pool SD1844, 3.00%, 06/01/2052	621,805	549,983
Pool SD1937, 3.00%, 03/01/2052	288,190	253,741
Pool SD4999, 5.00%, 08/01/2053	143,538	142,125
Pool SD6925, 3.00%, 06/01/2052	2,827,590	2,485,757
Pool SD7551, 3.00%, 01/01/2052	1,047,209	936,245

Investments	Principal Amount	Value
Pool SD8016, 3.00%, 10/01/2049	$48,151	$42,879
Pool SD8090, 2.00%, 09/01/2050	1,972,235	1,606,670
Pool SD8104, 1.50%, 11/01/2050	353,228	273,916
Pool SD8128, 2.00%, 02/01/2051	2,884,339	2,346,107
Pool SD8135, 2.50%, 03/01/2051	7,983,356	6,785,011
Pool SD8189, 2.50%, 01/01/2052	575,802	487,630
Pool SD8195, 3.00%, 02/01/2052	211,065	185,864
Pool SD8213, 3.00%, 05/01/2052	2,102,093	1,850,545
Pool SD8214, 3.50%, 05/01/2052	2,703,148	2,481,111
Pool SD8226, 3.50%, 07/01/2052	716,227	657,394
Pool SD8231, 4.50%, 07/01/2052	466,075	451,843
Pool SD8233, 5.00%, 07/01/2052	1,506,043	1,494,561
Pool SD8244, 4.00%, 09/01/2052	878,720	832,830
Pool SD8245, 4.50%, 09/01/2052	2,404,982	2,332,530
Pool SD8246, 5.00%, 09/01/2052	2,268,767	2,248,909
Pool SD8265, 4.00%, 11/01/2052	5,646,037	5,334,601
Pool SD8288, 5.00%, 01/01/2053	3,582,299	3,550,577
Pool SD8300, 5.50%, 02/01/2053	651,046	656,584
Pool SD8315, 5.00%, 04/01/2053	2,419,938	2,398,012
Pool SD8329, 5.00%, 06/01/2053	1,559,162	1,545,035
Pool SD8342, 5.50%, 07/01/2053	783,054	789,493
Pool SD8383, 5.50%, 12/01/2053	1,155,706	1,163,180
Pool SD8523, 5.00%, 04/01/2055	2,763,031	2,726,368
Pool U90490, 4.00%, 06/01/2042	2,487	2,416
Pool U99175, 4.50%, 06/01/2047	16,204	15,986
Pool V83956, 4.50%, 02/01/2048	69,763	68,699
Pool ZK5708, 2.50%, 06/01/2028	12,340	12,131
Pool ZM2486, 3.50%, 01/01/2047	120,238	111,191

The accompanying notes are an integral part of these financial statements.

30

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool ZS4755, 3.50%, 02/01/2048	$2,705,857	$2,501,151
Pool ZT0536, 3.50%, 03/01/2048	460,168	429,728
Series 2023-ML18, Class XCA, 1.44%, 09/25/2037(d)(f)	9,521,188	991,853
Federal National Mortgage Association
0.88%, 08/05/2030	1,265,000	1,111,792
0.00%, 03/17/2031(g)	145,000	118,676
Pool 310210, 4.00%, 05/01/2044	1,782,227	1,731,144
Pool AB2459, 4.00%, 03/01/2041	145,164	140,202
Pool AB6832, 3.50%, 11/01/2042	163,404	153,849
Pool AE0481, 5.00%, 09/01/2040	63,500	64,176
Pool AE1761, 4.00%, 09/01/2040	89,015	86,010
Pool AE3049, 4.50%, 09/01/2040	89,277	88,354
Pool AH3384, 3.50%, 01/01/2041	123,007	116,732
Pool AL0028, 5.00%, 02/01/2041	53,919	54,493
Pool AL0054, 4.50%, 02/01/2041	179,789	177,930
Pool AL7343, 5.50%, 02/01/2042	28,411	29,199
Pool AL8858, 4.00%, 07/01/2046	164,803	158,262
Pool AL9072, 5.00%, 07/01/2044	120,326	121,655
Pool AO7352, 3.50%, 08/01/2042	101,355	95,618
Pool AS0212, 3.50%, 08/01/2043	71,872	67,580
Pool AS4952, 3.00%, 05/01/2030	48,697	47,733
Pool AS6311, 3.50%, 12/01/2045	119,414	112,037
Pool AS7568, 4.50%, 07/01/2046	66,790	65,851
Pool AS7660, 2.50%, 08/01/2046	358,199	310,148
Pool AS7742, 3.50%, 08/01/2046	132,705	124,504
Pool AS7847, 3.00%, 09/01/2046	84,859	76,645
Pool AS7877, 2.50%, 09/01/2046	31,837	27,567
Pool AS8073, 2.50%, 10/01/2046	97,361	83,827

Investments	Principal Amount	Value
Pool AS8299, 3.00%, 11/01/2046	$128,276	$116,495
Pool AS8583, 3.50%, 01/01/2047	73,935	68,761
Pool AS8960, 4.00%, 03/01/2047	89,269	85,158
Pool AT2725, 3.00%, 05/01/2043	256,945	235,229
Pool AX7677, 3.50%, 01/01/2045	6,994	6,598
Pool BA3907, 3.50%, 12/01/2045	168,175	157,916
Pool BC0769, 4.00%, 12/01/2045	191,962	184,720
Pool BC9096, 3.50%, 12/01/2046	63,949	59,227
Pool BM1278, 3.00%, 05/01/2032	192,283	186,705
Pool BM3148, 4.50%, 11/01/2047	29,257	28,791
Pool BM3881, 4.50%, 05/01/2048	60,287	59,299
Pool BM3904, 5.00%, 05/01/2048	31,038	31,216
Pool BM4012, 4.50%, 05/01/2048	39,291	38,642
Pool BM4716, 3.50%, 12/01/2030	13,607	13,443
Pool BM5261, 4.00%, 01/01/2048	147,395	141,165
Pool BM5654, 3.50%, 06/01/2048	115,326	107,558
Pool BM5839, 3.50%, 11/01/2047	3,562	3,350
Pool BM6038, 4.00%, 01/01/2045	7,446	7,224
Pool BP2403, 3.50%, 04/01/2050	998,928	923,805
Pool BT0267, 3.00%, 09/01/2051	244,284	218,330
Pool BV2540, 4.50%, 06/01/2052	135,498	131,431
Pool BW3382, 4.50%, 07/01/2052	125,491	121,711
Pool CA0549, 4.00%, 10/01/2047	47,450	45,459
Pool CA1020, 4.50%, 01/01/2048	87,472	86,044
Pool CA1210, 4.50%, 02/01/2048	14,696	14,457
Pool CA3861, 3.50%, 07/01/2049	2,439,732	2,267,867
Pool CA5083, 3.50%, 01/01/2035	65,879	64,399
Pool CA6414, 3.00%, 07/01/2050	2,995,699	2,689,996

The accompanying notes are an integral part of these financial statements.

31

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool CB1301, 2.50%, 08/01/2051	$238,583	$204,710
Pool CB2243, 2.50%, 11/01/2036	418,346	397,709
Pool CB2795, 3.00%, 02/01/2052	358,785	315,901
Pool CB3599, 3.50%, 05/01/2052	247,974	228,587
Pool CB3715, 3.50%, 06/01/2037	602,227	582,881
Pool CB3905, 3.50%, 06/01/2052	420,966	386,432
Pool FA0197, 4.00%, 02/01/2054	602,214	570,438
Pool FM1001, 3.50%, 11/01/2048	150,174	138,670
Pool FM1361, 3.50%, 12/01/2046	70,785	66,802
Pool FM2309, 3.50%, 03/01/2049	130,388	121,737
Pool FM3664, 4.00%, 03/01/2049	915,454	870,125
Pool FM4216, 3.50%, 06/01/2049	53,853	50,157
Pool FM4962, 3.00%, 02/01/2047	779,305	713,488
Pool FM6272, 2.50%, 02/01/2051	159,975	137,554
Pool FM6687, 2.50%, 04/01/2051	267,318	229,668
Pool FM8325, 2.50%, 07/01/2035	472,040	450,329
Pool FS0759, 3.50%, 02/01/2052	683,058	634,139
Pool FS1533, 3.00%, 04/01/2052	247,796	220,428
Pool FS1535, 3.00%, 04/01/2052	83,389	74,112
Pool FS5179, 5.00%, 06/01/2053	383,098	380,355
Pool FS5848, 2.50%, 12/01/2051	977,756	830,683
Pool FS7057, 2.50%, 07/01/2052	498,808	420,582
Pool FS8254, 2.00%, 08/01/2042	4,723,627	4,120,278
Pool MA1178, 4.00%, 09/01/2042	17,780	17,249
Pool MA1221, 4.50%, 09/01/2042	1,680	1,659
Pool MA1439, 2.50%, 05/01/2043	163,725	145,048
Pool MA1711, 4.50%, 12/01/2043	9,302	9,189

Investments	Principal Amount	Value
Pool MA2806, 3.00%, 11/01/2046	$158,142	$142,558
Pool MA2863, 3.00%, 01/01/2047	158,723	143,041
Pool MA2959, 3.50%, 04/01/2047	219,094	204,731
Pool MA3076, 2.50%, 07/01/2032	134,384	128,894
Pool MA3114, 2.50%, 08/01/2032	150,931	145,038
Pool MA3120, 3.50%, 09/01/2047	98,722	92,148
Pool MA3121, 4.00%, 09/01/2047	113,277	107,682
Pool MA3124, 2.50%, 09/01/2032	140,406	134,854
Pool MA3182, 3.50%, 11/01/2047	30,617	28,450
Pool MA3211, 4.00%, 12/01/2047	71,370	68,529
Pool MA3307, 4.50%, 03/01/2048	50,087	49,266
Pool MA3333, 4.00%, 04/01/2048	51,597	49,074
Pool MA3383, 3.50%, 06/01/2048	110,160	102,369
Pool MA3444, 4.50%, 08/01/2048	1,646,974	1,618,221
Pool MA3593, 4.50%, 02/01/2049	397,688	387,653
Pool MA3871, 3.00%, 12/01/2049	257,033	228,734
Pool MA3937, 3.00%, 02/01/2050	645,241	573,790
Pool MA4017, 3.00%, 05/01/2040	151,473	140,618
Pool MA4027, 3.50%, 05/01/2040	50,413	48,059
Pool MA4119, 2.00%, 09/01/2050	2,482,640	2,019,407
Pool MA4156, 2.50%, 10/01/2035	978,927	928,449
Pool MA4157, 1.50%, 10/01/2050	325,150	252,248
Pool MA4159, 2.50%, 10/01/2050	248,565	211,230
Pool MA4182, 2.00%, 11/01/2050	318,764	259,614
Pool MA4204, 2.00%, 12/01/2040	378,557	332,653
Pool MA4209, 1.50%, 12/01/2050	1,498,413	1,161,743
Pool MA4236, 1.50%, 01/01/2051	427,211	331,089
Pool MA4237, 2.00%, 01/01/2051	328,722	267,587

The accompanying notes are an integral part of these financial statements.

32

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA4255, 2.00%, 02/01/2051	$359,829	$292,683
Pool MA4268, 2.00%, 02/01/2041	316,941	278,035
Pool MA4306, 2.50%, 04/01/2051	1,247,212	1,057,411
Pool MA4325, 2.00%, 05/01/2051	4,769,261	3,872,340
Pool MA4355, 2.00%, 06/01/2051	3,717,279	3,017,419
Pool MA4377, 1.50%, 07/01/2051	517,011	399,868
Pool MA4378, 2.00%, 07/01/2051	541,532	439,434
Pool MA4398, 2.00%, 08/01/2051	3,685,140	2,989,395
Pool MA4473, 1.50%, 11/01/2041	4,251,581	3,583,707
Pool MA4512, 2.50%, 01/01/2052	456,026	386,336
Pool MA4548, 2.50%, 02/01/2052	1,494,589	1,265,258
Pool MA4565, 3.50%, 03/01/2052	1,107,822	1,019,507
Pool MA4579, 3.00%, 04/01/2052	2,797,936	2,463,118
Pool MA4580, 3.50%, 04/01/2052	5,531,255	5,077,196
Pool MA4598, 2.50%, 05/01/2052	31,909	27,003
Pool MA4600, 3.50%, 05/01/2052	1,004,548	922,033
Pool MA4626, 4.00%, 06/01/2052	5,053,005	4,789,129
Pool MA4644, 4.00%, 05/01/2052	1,224,486	1,159,369
Pool MA4655, 4.00%, 07/01/2052	966,683	913,503
Pool MA4656, 4.50%, 07/01/2052	2,254,767	2,182,895
Pool MA4684, 4.50%, 06/01/2052	3,548,308	3,439,589
Pool MA4700, 4.00%, 08/01/2052	3,341,967	3,155,284
Pool MA4701, 4.50%, 08/01/2052	3,426,949	3,320,543
Pool MA4709, 5.00%, 07/01/2052	607,204	601,920
Pool MA4732, 4.00%, 09/01/2052	6,523,125	6,182,465
Pool MA4733, 4.50%, 09/01/2052	8,705,390	8,438,653
Pool MA4737, 5.00%, 08/01/2052	901,833	893,986

Investments	Principal Amount	Value
Pool MA4761, 5.00%, 09/01/2052	$151,117	$149,795
Pool MA4783, 4.00%, 10/01/2052	3,646,319	3,454,579
Pool MA4784, 4.50%, 10/01/2052	559,186	542,398
Pool MA4785, 5.00%, 10/01/2052	3,888,111	3,855,276
Pool MA4805, 4.50%, 11/01/2052	5,560,068	5,387,991
Pool MA4807, 5.50%, 11/01/2052	2,329,146	2,355,542
Pool MA4842, 5.50%, 12/01/2052	1,691,971	1,708,777
Pool MA4868, 5.00%, 01/01/2053	453,309	449,504
Pool MA4918, 5.00%, 02/01/2053	1,502,538	1,489,156
Pool MA4919, 5.50%, 02/01/2053	724,067	730,301
Pool MA4942, 6.00%, 03/01/2053	434,172	445,683
Pool MA4978, 5.00%, 04/01/2053	2,093,425	2,074,564
Pool MA5009, 5.00%, 05/01/2053	495,477	490,988
Pool MA5011, 6.00%, 05/01/2053	1,243,518	1,272,804
Pool MA5039, 5.50%, 06/01/2053	1,969,054	1,985,404
Pool MA5106, 5.00%, 08/01/2053	1,394,895	1,380,532
Pool MA5107, 5.50%, 08/01/2053	3,397,223	3,423,875
Pool MA5138, 5.50%, 09/01/2053	1,997,860	2,012,618
Pool MA5139, 6.00%, 09/01/2053	3,247,406	3,318,451
Pool MA5165, 5.50%, 10/01/2053	6,402,727	6,450,024
Pool MA5190, 5.50%, 11/01/2053	999,139	1,006,519
Pool MA5247, 6.00%, 01/01/2054	201,253	205,250
Pool MA5327, 5.00%, 04/01/2054	1,955,128	1,930,189
Pool MA5331, 5.50%, 04/01/2054	383,526	385,656
Pool MA5353, 5.50%, 05/01/2054	2,359,681	2,372,786
Pool MA5389, 6.00%, 06/01/2054	269,104	274,609
Pool MA5497, 5.50%, 10/01/2054	744,244	748,112
Pool MA5498, 6.00%, 10/01/2054	427,272	435,725

The accompanying notes are an integral part of these financial statements.

33

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA5584, 4.50%, 01/01/2055	$2,149,215	$2,075,156
Pool MA5611, 4.00%, 02/01/2055	4,634,782	4,375,337
Pool MA5788, 3.50%, 07/01/2055	2,916,829	2,676,487
Pool MA5878, 5.00%, 11/01/2055	7,851,987	7,749,402
Pool MA5908, 4.50%, 12/01/2055	1,476,439	1,425,558
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	133,673	119,408
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	54,516	54,062
Pool 4853, 4.00%, 11/20/2040	53,057	51,327
Pool 5115, 4.50%, 07/20/2041	31,690	31,410
Pool 5304, 3.50%, 02/20/2042	109,064	103,408
Pool 785163, 3.50%, 10/20/2050	46,538	43,174
Pool BX3679, 3.00%, 08/20/2050	173,336	155,270
Pool BX3680, 3.00%, 08/20/2050	271,776	243,282
Pool BX3681, 3.00%, 08/20/2050	160,315	143,459
Pool BY0325, 2.50%, 10/20/2050	976,027	837,843
Pool BY0330, 3.00%, 10/20/2050	86,589	77,348
Pool BY0331, 3.00%, 10/20/2050	224,768	200,783
Pool BY0338, 3.50%, 08/20/2050	116,216	108,102
Pool BY0339, 3.50%, 08/20/2050	115,864	108,080
Pool BY0340, 3.50%, 08/20/2050	115,218	106,747
Pool MA0220, 3.50%, 07/20/2042	159,444	151,125
Pool MA0534, 3.50%, 11/20/2042	72,633	68,841
Pool MA0624, 3.00%, 12/20/2042	134,673	123,425
Pool MA2964, 5.00%, 07/20/2045	75,909	77,075
Pool MA3034, 3.50%, 08/20/2045	28,578	26,901
Pool MA3105, 3.50%, 09/20/2045	28,409	26,741

Investments	Principal Amount	Value
Pool MA3309, 3.00%, 12/20/2045	$41,735	$37,858
Pool MA3455, 4.00%, 02/20/2046	114,513	109,720
Pool MA3522, 4.00%, 03/20/2046	42,623	40,847
Pool MA3597, 3.50%, 04/20/2046	40,831	38,434
Pool MA3936, 3.00%, 09/20/2046	60,643	54,976
Pool MA4125, 2.50%, 12/20/2046	59,892	52,548
Pool MA4127, 3.50%, 12/20/2046	232,867	218,683
Pool MA4261, 3.00%, 02/20/2047	149,571	135,095
Pool MA4264, 4.50%, 02/20/2047	19,964	19,730
Pool MA4381, 3.00%, 04/20/2047	100,347	90,905
Pool MA4382, 3.50%, 04/20/2047	840,767	790,532
Pool MA4452, 4.00%, 05/20/2047	61,630	58,934
Pool MA4653, 4.00%, 08/20/2047	32,103	30,688
Pool MA4654, 4.50%, 08/20/2047	29,817	29,417
Pool MA4720, 4.00%, 09/20/2047	479,222	457,909
Pool MA4837, 3.50%, 11/20/2047	76,292	71,694
Pool MA4899, 3.00%, 12/20/2047	44,386	40,152
Pool MA4961, 3.00%, 01/20/2048	94,318	85,303
Pool MA4962, 3.50%, 01/20/2048	78,733	73,793
Pool MA4964, 4.50%, 01/20/2048	91,988	90,738
Pool MA5079, 4.50%, 03/20/2048	18,605	18,352
Pool MA5331, 4.50%, 07/20/2048	37,210	36,670
Pool MA5594, 3.50%, 11/20/2048	309,862	290,132
Pool MA5876, 4.00%, 04/20/2049	1,603,121	1,523,572
Pool MA5987, 4.50%, 06/20/2049	103,163	101,921
Pool MA6090, 3.50%, 08/20/2049	958,721	894,104
Pool MA6153, 3.00%, 09/20/2049	72,311	64,843
Pool MA6338, 3.00%, 12/20/2049	145,818	130,620

The accompanying notes are an integral part of these financial statements.

34

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Ginnie Mae II Pool (continued)
Pool MA6409, 3.00%, 01/20/2050	$338,264	$303,213
Pool MA6411, 4.00%, 01/20/2050	180,868	171,579
Pool MA6476, 4.00%, 02/20/2050	261,521	248,551
Pool MA6768, 4.00%, 07/20/2050	397,122	376,456
Pool MA6931, 2.50%, 10/20/2050	3,050,701	2,628,248
Pool MA7135, 2.00%, 01/20/2051	503,564	416,231
Pool MA7194, 3.00%, 02/20/2051	192,448	172,098
Pool MA7254, 2.00%, 03/20/2051	294,502	243,427
Pool MA7369, 3.50%, 05/20/2051	1,388,008	1,295,066
Pool MA7419, 3.00%, 06/20/2051	313,273	279,928
Pool MA7768, 3.00%, 12/20/2051	947,700	846,896
Pool MA7828, 3.00%, 01/20/2052	360,092	321,705
Pool MA7829, 3.50%, 01/20/2052	707,629	655,020
Pool MA7871, 2.50%, 02/20/2052	230,674	194,022
Pool MA7883, 3.50%, 02/20/2052	1,892,347	1,752,237
Pool MA7989, 3.50%, 04/20/2052	1,779,277	1,647,814
Pool MA8149, 3.50%, 07/20/2052	2,166,766	2,003,659
Pool MA8201, 4.50%, 08/20/2052	914,562	890,746
Pool MA8267, 4.00%, 09/20/2052	5,673,538	5,368,352
Pool MA8347, 4.50%, 10/20/2052	1,428,311	1,391,556
Pool MA8428, 5.00%, 11/20/2052	496,510	495,274
Pool MA8487, 3.50%, 12/20/2052	3,031,662	2,796,636
Pool MA8489, 4.50%, 12/20/2052	1,298,253	1,263,845
Pool MA8646, 4.50%, 02/20/2053	2,258,263	2,196,173
Pool MA8647, 5.00%, 02/20/2053	1,246,770	1,241,972
Pool MA8725, 5.00%, 03/20/2053	249,794	248,310
Pool MA8879, 5.50%, 05/20/2053	3,172,219	3,218,809

Investments	Principal Amount	Value
Pool MA9101, 3.00%, 08/20/2053	$2,526,805	$2,270,997
Pool MA9104, 4.50%, 08/20/2053	489,515	475,628
Pool MA9303, 4.50%, 11/20/2053	2,821,403	2,731,435
Pool MA9966, 6.00%, 10/20/2054	589,017	599,789
Pool MB0024, 4.50%, 11/20/2054	1,393,432	1,348,775
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/15/2042(a)	1,400,000	1,400,000
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	91,858
5.25%, 02/01/2055	610,000	600,552
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	985,452
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	964,424
1.05%, 10/15/2029	501,377	474,926
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-609M, Class A, 5.22% (1 mo. Term SOFR + 1.54%), 08/15/2042(a)	750,000	748,125
Series 2025-609M, Class B, 5.51% (1 mo. Term SOFR + 1.84%), 08/15/2042(a)	150,000	149,109
Series 2025-609M, Class C, 6.01% (1 mo. Term SOFR + 2.34%), 08/15/2042(a)	100,000	99,294
TOTAL U.S. GOVERNMENT AGENCIES (Cost $286,632,278)		281,688,608
ASSET-BACKED SECURITIES — 14.0%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030(a)	862,568	785,884
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053(a)	500,000	505,478
Affirm, Inc.
Series 2025-2A, Class A, 4.67%, 07/15/2033(a)	1,200,000	1,203,543
Series 2026-1A, Class A, 4.37%, 02/15/2034(a)	1,600,000	1,593,579

The accompanying notes are an integral part of these financial statements.

35

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
AGL CLO Ltd., Series 2022-19A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 07/21/2038(a)	$3,000,000	$3,007,464
Air Canada 2015-1 Class A Pass Through Trust, Series 2015-1, 3.60%, 03/15/2027(a)	2,509,389	2,474,626
Air Canada 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.75%, 12/15/2027(a)	922,851	911,532
Air Canada 2020-2 Class A Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,997,390	2,023,232
Alaska Airlines 2020-1 Class A Pass Through Trust, Series A, 4.80%, 08/15/2027(a)	398,205	398,258
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047(a)	1,000,000	996,198
Series 2023-1A, Class A2, 6.00%, 08/17/2048(a)	1,180,000	1,185,535
American Airlines 2025-1 Class A Pass Through Trust, Series 2025-1A, 4.90%, 05/11/2038	225,000	218,925
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	69,619	69,372
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	510,809
Anchorage Capital CLO Ltd., Series 2023-26A, Class A1R, 5.19% (3 mo. Term SOFR + 1.52%), 03/19/2038(a)	2,250,000	2,251,361
Apidos CLO, Series 2018-18A, Class A1R2, 5.00% (3 mo. Term SOFR + 1.33%), 01/22/2038(a)	2,500,000	2,501,750
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038(a)	2,500,000	2,489,988
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 5.48% (3 mo. Term SOFR + 1.81%), 11/27/2031(a)	1,500,000	1,499,999

Investments	Principal Amount	Value
Series 2018-10A, Class B, 5.43% (3 mo. Term SOFR + 1.76%), 01/15/2031(a)	$864,540	$864,692
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(c)	520,331	505,990
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	900,000	883,580
Series 2022-1A, Class A, 3.83%, 08/21/2028(a)	1,000,000	994,497
Series 2023-1A, Class A, 5.25%, 04/20/2029(a)	1,400,000	1,418,944
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	400,000	401,271
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	600,000	604,286
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,000,000	2,037,548
Series 2023-5A, Class A, 5.78%, 04/20/2028(a)	1,010,000	1,022,400
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	500,000	510,984
Bain Capital Credit CLO, Series 2022-4A, Class A1R, 5.05% (3 mo. Term SOFR + 1.38%), 10/16/2037(a)	2,500,000	2,501,133
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035(a)	216,660	216,905
Series 2023-B, Class B, 7.45%, 12/17/2036(a)	337,001	350,014
Barrow Hanley Ltd.
Series 2023-1A, Class A1R, 5.01% (3 mo. Term SOFR + 1.34%), 01/20/2038(a)	2,450,000	2,448,819
Series 2024-3A, Class A1, 5.29% (3 mo. Term SOFR + 1.62%), 04/20/2037(a)	3,000,000	3,000,549
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053(a)	1,300,000	1,304,847
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,000,000	1,006,038
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037(a)	358,957	354,097
Series 2024-1A, Class B, 6.92%, 05/15/2039(a)	807,661	826,294

The accompanying notes are an integral part of these financial statements.

36

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
CarMax Auto Owner Trust
Series 2022-1, Class C, 2.20%, 11/15/2027	$300,000	$299,708
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	99,904
Series 2025-3, Class A3, 4.35%, 07/15/2030	800,000	801,819
Carvana Auto Receivables Trust, Series 2024-P2, Class A4, 5.21%, 06/10/2030	565,000	574,301
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(a)	600,000	596,155
CCG Receivables Trust, Series 2025-1A, Class A2, 5.50%, 03/26/2055(a)	1,050,000	1,027,012
CFG Investments Ltd., Series 2025-1, Class A, 6.47%, 03/25/2036(a)	1,500,000	1,514,433
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 5.04% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)	3,250,000	3,251,989
Series 2023-1A, Class A1R, 4.91% (3 mo. Term SOFR + 1.24%), 10/15/2038(a)	4,250,000	4,247,739
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054(a)	2,200,000	2,270,615
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1A, 5.50%, 06/25/2060(a)(c)	807,959	810,457
Credit Acceptance Corp.
Series 2023-5A, Class C, 7.30%, 04/17/2034(a)	1,000,000	1,026,994
Series 2024-2A, Class A, 5.95%, 06/15/2034(a)	570,000	576,263
Series 2024-3A, Class B, 4.85%, 11/15/2034(a)	520,000	520,740
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057(a)(d)	86,519	83,122
Cyrusone Holdco LLC, Series 2025-1A, Class A2, 5.91%, 02/20/2050(a)	880,000	884,161
DataBank Issuer, Series 2026-1A, Class A2, 5.81%, 02/25/2056(a)	660,000	655,869

Investments	Principal Amount	Value
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	$1,710,288	$1,646,139
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	335,567	324,494
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	302,374	298,552
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051(a)	1,020,000	1,000,897
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A1, 5.52%, 01/26/2060(a)(c)	698,949	701,419
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055(a)	868,357	803,550
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054(a)	750,000	752,118
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1, 1.88%, 02/20/2034	49,413	42,534
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/2030	1,000,000	1,012,371
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033(a)	2,000,000	1,997,729
Series 2021-1, Class B, 1.61%, 10/17/2033(a)	120,000	119,859
Series 2021-2, Class B, 1.91%, 05/15/2034(a)	100,000	98,482
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(c)	2,300,000	2,333,290
Series 2025-2, Class A, 4.37%, 02/15/2038(a)(c)	2,821,000	2,813,790
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029(a)	2,100,000	2,123,646
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	2,500,000	2,502,861
Galaxy CLO Ltd., Series 2018-25A, Class A1RR, 4.78% (3 mo. Term SOFR + 1.11%), 04/25/2036(a)	5,300,000	5,293,735
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	1,000,000	1,007,365

The accompanying notes are an integral part of these financial statements.

37

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040(a)	$458,816	$440,826
Series 2020-2A, Class A, 2.26%, 11/19/2040(a)	123,252	118,523
Series 2020-2A, Class B, 3.32%, 11/19/2040(a)	102,706	98,653
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 06/16/2028	407,910	409,939
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	511,217
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	306,929
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034(a)	100,000	98,734
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	500,000	514,846
Series 2024-2, Class A, 4.52%, 03/11/2037(a)	1,200,000	1,209,953
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029(a)	172,746	167,115
Golub Capital Partners CLO Ltd., Series 2023-70A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 10/25/2037(a)	3,000,000	2,992,218
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	241,997	187,372
Series 2021-5CS, Class A, 2.31%, 10/20/2048(a)	940,246	752,202
Series 2022-1GS, Class A, 2.70%, 01/20/2049(a)	671,332	577,104
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	751,763	677,274
GreenSky LLC
Series 2024-1, Class A2, 5.88%, 06/25/2059(a)	67,551	67,700
Series 2024-1, Class A4, 5.67%, 06/25/2059(a)	363,469	368,669
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041(a)	177,121	169,946
Series 2016-3A, Class A1, 3.08%, 09/20/2042(a)	79,466	73,633
Series 2020-1A, Class A, 2.59%, 09/20/2057(a)	330,321	286,301

Investments	Principal Amount	Value
Hertz Corp., Series 2023-2A, Class C, 7.13%, 09/25/2029(a)	$900,000	$924,677
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	810,000	816,168
Home Equity Asset Trust, Series 2003-1, Class M1, 5.29% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,148	1,136
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	316,009	296,744
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054(a)	1,500,000	1,525,870
J.P. Morgan Mortgage Trust 2025-HE2, Series 2025-HE2, Class A1, 4.92% (30 day avg SOFR US + 1.25%), 11/20/2055(a)	666,237	666,428
Jamestown CLO Ltd.
Series 2016-9A, Class A1R3, 4.85% (3 mo. Term SOFR + 1.18%), 07/25/2034(a)	3,000,000	2,997,039
Series 2019-14A, Class A1RR, 4.71% (3 mo. Term SOFR + 1.04%), 10/20/2034(a)	3,000,000	2,996,970
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 4.87% (30 day avg SOFR US + 1.20%), 02/25/2055(a)	474,960	475,070
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 06/21/2032(a)	2,000,000	2,015,358
Series 2025-3A, Class A, 4.51%, 05/21/2035(a)	1,110,000	1,102,301
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048(a)	831,249	808,764
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048(a)	489,357	404,967
Series 2021-2GS, Class A, 2.22%, 03/20/2048(a)	281,997	222,039
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/2046(a)	909,240	898,955
Madison Park Funding Ltd.
Series 2018-29A, Class A1R2, 4.85% (3 mo. Term SOFR + 1.18%), 03/25/2038(a)	3,830,000	3,816,595

The accompanying notes are an integral part of these financial statements.

38

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Madison Park Funding Ltd. (continued)
Series 2019-37A, Class AR2, 5.20% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)	$3,000,000	$2,997,447
Marble Point CLO, Series 2020-2A, Class A1R2, 4.88% (3 mo. Term SOFR + 1.21%), 03/15/2038(a)	2,500,000	2,492,768
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036(a)	1,675,607	1,656,334
Series 2024-AA, Class A, 5.13%, 09/22/2036(a)	320,000	322,579
Series 2025-AA, Class A, 4.98%, 05/20/2038(a)	630,000	634,688
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060(a)(d)	304,736	278,998
MMAF Equipment Finance LLC
Series 2019-B, Class A5, 2.29%, 11/12/2041(a)	175,878	175,260
Series 2025-A, Class A3, 4.82%, 08/13/2032(a)	2,000,000	2,028,239
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031(a)	804,393	746,009
MOO Securitization Trust, Series 2025-RM1, Class A1A, 4.50%, 12/25/2065(a)(d)	780,000	751,430
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046(a)	305,316	269,199
Series 2020-2A, Class A, 1.44%, 08/20/2046(a)	343,356	289,998
Series 2021-1A, Class B, 2.05%, 12/20/2046(a)	418,193	326,852
Series 2021-3A, Class A, 1.44%, 06/20/2052(a)	900,014	743,449
Series 2021-3A, Class C, 1.77%, 06/20/2052(a)	325,750	185,761
Series 2022-3A, Class A, 6.10%, 06/20/2053(a)	685,150	669,183
Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	548,581	541,485
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034(a)	317,300	290,643
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)	3,000,000	3,000,573

Investments	Principal Amount	Value
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	$26,221	$25,970
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	1,698,861	1,642,958
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	67,714	64,838
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	51,514	49,199
NextGear Floorplan Master Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(a)	500,000	497,681
Nissan Auto Lease Trust, Series 2025-A, Class A3, 4.75%, 03/15/2028	800,000	805,400
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029(a)	755,296	759,163
On Deck Capital, Inc.
Series 2024-2A, Class A, 4.98%, 10/17/2031(a)	1,090,000	1,092,873
Series 2025-1A, Class C, 6.64%, 04/19/2032(a)	980,000	974,094
Series 2025-2A, Class A, 4.84%, 11/17/2032(a)	1,050,000	1,048,023
OneMain Direct Auto Receivables Trust
Series 2025-1A, Class A, 5.36%, 04/16/2035(a)	1,800,000	1,840,151
Series 2026-1A, Class A, 4.49%, 12/14/2033(a)	2,100,000	2,083,993
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035(a)	358,732	353,820
Series 2021-1A, Class A2, 4.43% (30 day avg SOFR US + 0.76%), 06/16/2036(a)	600,000	600,187
Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	1,200,000	1,216,993
Series 2023-2A, Class B, 6.17%, 09/15/2036(a)	1,070,000	1,093,624
Series 2025-1A, Class A, 4.82%, 07/14/2038(a)	2,100,000	2,096,711
Oportun Financial Corp.
Series 2021-B, Class C, 3.65%, 05/08/2031(a)	179,111	177,518
Series 2025-B, Class D, 6.45%, 05/09/2033(a)	2,100,000	2,104,045
Oxford Finance Funding Trust
Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	1,951,556	1,965,382
Series 2025-1A, Class A2, 5.41%, 02/15/2035(a)	550,000	548,574

The accompanying notes are an integral part of these financial statements.

39

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 4.31% (30 day avg SOFR US + 0.64%), 05/25/2070(a)	$181,899	$178,666
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(a)	224,548	226,684
QTS Issuer ABS LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055(a)	1,760,000	1,740,406
Rad CLO, Series 2024-23A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/20/2037(a)	2,500,000	2,500,155
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/2044(a)(d)	598,953	604,669
Series 2025-CES1, Class A1A, 5.65%, 01/25/2045(a)(c)	422,053	425,878
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(a)(c)	925,771	926,928
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044(a)(c)	148,481	149,232
ReadyCap Commercial LLC, Series 2019-2, Class A, 6.25% (Prime Rate + (0.50%)), 12/27/2044(a)	22,533	22,518
Regatta Funding Ltd., Series 2024-2A, Class A1, 5.22% (3 mo. Term SOFR + 1.55%), 04/25/2037(a)	3,000,000	3,001,500
Regional Management Corp., Series 2025-2, Class A, 4.59%, 11/16/2037(a)	1,480,000	1,463,734
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053(a)	116,663	107,602
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056(a)	485,808	389,916
Republic Finance Issuance Trust, Series 2024-B, Class B, 5.86%, 11/20/2037(a)	1,380,000	1,401,551
ROMARK CLO LLC, Series 2018-1A, Class A1, 4.96% (3 mo. Term SOFR + 1.29%), 04/20/2031(a)	31,983	31,985

Investments	Principal Amount	Value
Sabey Data Center Issuer LLC
Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	$600,000	$590,011
Series 2026-1, Class A2, 5.48%, 01/20/2051(a)	930,000	922,731
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	612,551
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	925,079
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	302,654
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	102,651
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	509,106
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,524,350
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	804,234
Series 2025-3, Class C, 4.68%, 09/15/2031	900,000	901,283
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	149,260	149,991
SBA Tower Trust, Series 2022-1, 6.60%, 01/15/2028(a)	1,000,000	1,016,908
SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033(a)	1,560,000	1,585,388
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030(a)	100,000	101,712
Series 2023-1A, Class C, 5.97%, 02/20/2031(a)	100,000	102,017
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041(a)	1,282,006	1,273,812
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048(a)	16,470	16,391
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	53,604	52,175
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	106,426	102,838
Series 2020-C, Class AFX, 1.95%, 02/15/2046(a)	63,769	60,040

The accompanying notes are an integral part of these financial statements.

40

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Sotheby’s Artfi Master Trust, Series 2026-1A, Class A1, 4.80%, 06/20/2033(a)	$910,000	$908,584
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	1,270,000	1,276,542
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 4.69% (1 mo. Term SOFR + 1.01%), 09/25/2034	5,109	4,915
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050(a)	832,808	759,256
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050(a)	815,728	797,925
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049(a)	184,644	178,260
Series 2019-1A, Class A, 3.98%, 06/30/2054(a)	243,618	234,079
Series 2021-2A, Class A, 2.27%, 01/30/2057(a)	994,704	902,840
Series 2022-1A, Class A, 4.75%, 07/30/2057(a)	881,534	845,034
Series 2023-2A, Class A1, 6.60%, 01/30/2059(a)	1,204,419	1,213,399
Series 2024-1A, Class A, 6.27%, 02/01/2055(a)	448,254	448,056
Switch Ltd.
Series 2025-1A, Class A2, 5.04%, 03/25/2055(a)	1,000,000	966,812
Series 2025-2A, Class A21, 5.12%, 10/25/2055(a)	730,000	712,910
Symphony CLO Ltd., Series 2012-9A, Class CR3, 6.43% (3 mo. Term SOFR + 2.76%), 07/16/2032(a)	1,840,000	1,842,421
TCW CLO Ltd., Series 2019-2A, Class A1R2, 4.94% (3 mo. Term SOFR + 1.27%), 01/20/2038(a)	3,250,000	3,248,401
Tesla Auto Lease Trust
Series 2023-B, Class B, 6.57%, 08/20/2027(a)	103,888	103,976
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	348,732	349,421
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028(a)	889,238	895,401

Investments	Principal Amount	Value
Texas Debt Capital CLO Ltd., Series 2025-1A, Class A1, 4.81% (3 mo. Term SOFR + 1.14%), 04/24/2038(a)	$2,500,000	$2,490,985
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058(a)(d)	2,385,000	2,037,867
Series 2020-4, Class A1, 1.75%, 10/25/2060(a)	90,602	82,575
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068(a)(d)	153,615	149,214
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061(a)(d)	218,715	213,842
Series 2024-CES3, Class A1, 6.29%, 05/25/2064(a)(d)	332,870	339,103
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038(a)	1,200,000	1,205,749
Trinity Industries Leasing Co., Series 2025-1A, Class A, 5.09%, 10/19/2055(a)	739,737	736,746
United Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 4.15%, 08/25/2031	611,334	597,969
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055(a)	1,460,000	1,478,506
Vantage Data Centers Guarantor LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(a)	1,200,000	1,181,791
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031(a)	198,191	185,014
Verizon Master Trust, Series 2025-9, Class A1A, 3.96%, 10/21/2030	365,000	363,761
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048(a)	200,461	194,823
Series 2018-1A, Class B, 7.37%, 04/30/2048(a)	219,392	215,084
Voya CLO Ltd., Series 2019-3A, Class AR, 5.01% (3 mo. Term SOFR + 1.34%), 10/17/2032(a)	1,636,463	1,639,973
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63%, 01/15/2031(a)	600,000	602,484

The accompanying notes are an integral part of these financial statements.

41

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A, 5.80%, 04/18/2038(a)	$244,741	$245,837
Series 2025-2A, Class A1, 4.41%, 05/18/2040(a)	1,300,000	1,300,075
Series 2025-3A, Class A1, 4.08%, 09/18/2040(a)	2,553,000	2,539,165
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055(a)	1,190,000	1,198,835
Series 2025-2A, Class B, 6.59%, 06/20/2055(a)	930,000	951,634
TOTAL ASSET-BACKED SECURITIES (Cost $220,729,485)		219,901,470
U.S. GOVERNMENT OBLIGATIONS — 10.4%
U.S. Treasury Bonds
1.88%, 02/15/2041	350,000	242,471
2.25%, 05/15/2041	500,000	364,316
2.38%, 02/15/2042	625,000	455,444
3.25%, 05/15/2042	8,055,000	6,637,194
2.75%, 11/15/2042	75,000	57,044
3.88%, 02/15/2043	455,000	404,292
3.88%, 05/15/2043	2,500,000	2,215,723
4.38%, 08/15/2043	2,265,000	2,137,859
4.75%, 11/15/2043	6,475,000	6,397,098
4.13%, 08/15/2044	54,000	48,992
4.63%, 11/15/2044	3,340,000	3,231,841
5.00%, 05/15/2045	6,340,000	6,422,470
4.88%, 08/15/2045	621,000	618,962
4.63%, 11/15/2045	4,945,000	4,769,607
4.63%, 02/15/2046	30,326,000	29,236,159
2.00%, 02/15/2050	2,990,000	1,740,741
1.63%, 11/15/2050	3,630,000	1,893,981
1.88%, 02/15/2051	11,725,000	6,510,581
2.00%, 08/15/2051	62,000	35,299
1.88%, 11/15/2051	3,215,000	1,766,115
4.00%, 11/15/2052	405,000	347,968
3.63%, 02/15/2053	92,000	73,837
3.63%, 05/15/2053	13,305,000	10,668,427
4.63%, 05/15/2054	78,000	74,371
4.25%, 08/15/2054	3,799,000	3,402,479
4.63%, 02/15/2055	603,000	575,135
4.75%, 08/15/2055	1,482,800	1,445,035
4.63%, 11/15/2055	8,715,000	8,326,910
4.75%, 02/15/2056	45,000	43,889
U.S. Treasury Notes
3.50%, 09/30/2027	235,000	233,853
0.50%, 10/31/2027	2,755,000	2,614,775
3.38%, 11/30/2027	1,050,000	1,042,248
3.38%, 12/31/2027	1,000,000	992,305

Investments	Principal Amount	Value
3.38%, 02/29/2028	$785,000	$778,806
3.88%, 03/31/2028	7,699,000	7,710,428
1.13%, 08/31/2028	1,000,000	938,281
3.50%, 10/15/2028	1,410,000	1,399,040
3.50%, 01/15/2029	2,600,000	2,577,859
3.50%, 02/15/2029	555,000	550,187
3.50%, 03/15/2029	2,668,000	2,644,447
4.50%, 05/31/2029	48,400	49,338
3.63%, 09/30/2030	2,980,000	2,942,866
4.38%, 11/30/2030	72,000	73,302
3.63%, 12/31/2030	302,000	297,895
3.75%, 01/31/2031	388,000	384,696
3.50%, 02/28/2031	95,000	93,159
3.88%, 03/31/2031	5,829,000	5,810,329
4.13%, 10/31/2031	120,000	120,628
4.50%, 12/31/2031	145,000	148,444
1.88%, 02/15/2032	177,000	156,956
2.88%, 05/15/2032	67,000	62,661
4.00%, 07/31/2032	40,000	39,798
2.75%, 08/15/2032	212,000	196,075
3.88%, 09/30/2032	6,645,000	6,558,304
3.75%, 10/31/2032	915,000	895,949
3.75%, 11/30/2032	1,300,000	1,272,324
4.00%, 01/31/2033	899,000	892,117
3.75%, 02/28/2033	1,725,000	1,685,648
4.25%, 03/31/2033	3,136,000	3,157,560
3.38%, 05/15/2033	183,000	174,329
3.88%, 08/15/2033	32,000	31,414
4.00%, 02/15/2034	160,000	157,825
4.38%, 05/15/2034	237,000	239,500
4.25%, 11/15/2034	65,000	64,982
4.00%, 11/15/2035	325,000	317,027
4.13%, 02/15/2036	8,348,000	8,217,563
U.S. Treasury STRIP Coupon
Zero Coupon, 11/15/2040(g)	305,000	149,098
Zero Coupon, 05/15/2041(g)(i)	6,385,000	3,028,151
Zero Coupon, 11/15/2041(g)	440,000	202,448
Zero Coupon, 02/15/2042(g)	1,090,000	493,989
Zero Coupon, 05/15/2042(g)	80,000	35,740
Zero Coupon, 11/15/2042(g)	935,000	405,023
Zero Coupon, 05/15/2043(g)	1,850,000	777,442
Zero Coupon, 08/15/2043(g)	935,000	387,269
Zero Coupon, 11/15/2043(g)	270,000	110,210
Zero Coupon, 02/15/2044(g)	1,020,000	410,420

The accompanying notes are an integral part of these financial statements.

42

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury STRIP Coupon (continued)
Zero Coupon, 05/15/2044(g)	$330,000	$130,936
Zero Coupon, 08/15/2044(g)	975,000	381,057
Zero Coupon, 11/15/2044(g)	490,000	188,964
Zero Coupon, 02/15/2045(g)	1,265,000	481,165
Zero Coupon, 11/15/2045(g)	560,000	204,352
Zero Coupon, 02/15/2046(g)	405,000	145,893
Zero Coupon, 05/15/2046(g)	235,000	83,639
Zero Coupon, 05/15/2050(g)	185,000	53,631
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $170,622,726)		163,336,585
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 6.04% (1 mo. Term SOFR + 2.36%), 04/15/2034(a)	500,000	441,250
Angel Oak Mortgage Trust LLC
Series 2021-8, Class A3, 2.84%, 11/25/2066(a)(d)	100,000	74,187
Series 2025-13, Class M1, 5.74%, 10/25/2070(a)(d)	100,000	99,167
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063(a)(c)	1,063,887	1,031,648
BAHA Trust, Series 2024-MAR, Class A, 5.57%, 12/10/2041(a)(d)	1,320,000	1,346,919
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	533,355	528,989
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,162,000	1,033,370
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	491,157	434,401
BANK5 Trust, Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	1,480,000	1,509,373

Investments	Principal Amount	Value
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056(d)	$1,900,000	$1,988,028
Series 2023-C21, Class A2, 6.30%, 09/15/2056(d)	757,246	785,463
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	497,738
Series 2019-B10, Class 3CCA, 3.90%, 03/15/2062(a)(d)	250,000	212,307
Series 2019-B10, Class A3, 3.46%, 03/15/2062	837,631	815,309
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,206,074
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,179,671
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	716,766
Series 2020-IG3, Class A2, 2.48%, 09/15/2048(a)	328,597	323,817
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	503,381
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	542,574
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,181,570	1,087,911
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,649,476
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,500,000	1,325,469
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,900,000	1,924,041
Blue Owl Real Estate Capital LLC, Series 2023-NLP, Class A, 6.19%, 03/15/2040(a)(d)	985,809	972,559
BMO Mortgage Trust
Series 2022-C1, Class 360B, 3.94%, 02/17/2055(a)(d)	1,000,000	848,276
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,016,656
Series 2023-5C1, Class A3, 6.53%, 08/15/2056(d)	1,650,000	1,707,259
Series 2023-5C2, Class A3, 7.05%, 11/15/2056(d)	2,100,000	2,214,472
Series 2024-5C7, Class A3, 5.57%, 11/15/2057(d)	2,100,000	2,156,597

The accompanying notes are an integral part of these financial statements.

43

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054(a)(c)	$589,204	$595,111
BX Trust, Series 2022-AHP, Class C, 5.76% (1 mo. Term SOFR + 2.09%), 01/17/2039(a)	1,574,266	1,573,774
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	747,358
Series 2020-P1, Class A1, 2.84%, 04/15/2052(a)(d)	813,000	803,751
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054(a)	2,018,180	1,945,252
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052(a)	1,055,600	1,003,527
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039(a)	485,000	447,938
Series 2019-CPT, Class E, 3.00%, 11/13/2039(a)(d)	350,000	304,892
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060(a)	350,786	215,733
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	479,277	476,265
Chase Mortgage Finance Corp., Series 2026-2, Class A9A, 5.50%, 12/25/2056(a)(d)	118,127	117,453
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.12%, 04/15/2042(a)(d)	2,000,000	2,026,884
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A3, 2.65%, 07/10/2049	58,143	58,067
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	828,849
Series 2019-C7, Class A3, 2.86%, 12/15/2072	277,650	262,461
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049(d)	500,000	401,390
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	858,920	809,601

Investments	Principal Amount	Value
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051(a)	$2,394,262	$2,060,835
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.01%, 08/10/2046(a)(d)	479,082	447,917
Series 2022-HC, Class B, 3.17%, 01/10/2039(a)	1,000,000	964,958
Computershare Corporate Trust
Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	906,557
Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	1,000,000	1,021,299
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040(a)	1,000,000	1,029,390
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A3, 4.15%, 11/15/2051	665,234	659,884
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,147,051	1,059,808
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040(a)	890,000	899,973
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.64%, 02/25/2068(a)(d)	150,000	149,569
Fannie Mae Connecticut Avenue Securities
Series 2022-R05, Class 2M2, 6.66% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	120,000	121,706
Series 2022-R06, Class 1M2, 7.51% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	625,000	641,894
Series 2022-R07, Class 1M2, 8.31% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	505,000	524,725
Series 2022-R08, Class 1M2, 7.26% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	160,000	164,731

The accompanying notes are an integral part of these financial statements.

44

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2022-R09, Class 2M2, 8.41% (30 day avg SOFR US + 4.75%), 09/25/2042(a)	$245,000	$256,946
Series 2023-R01, Class 1M2, 7.41% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,260,000	1,309,774
Series 2023-R02, Class 1M2, 7.01% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	100,000	103,286
Series 2023-R05, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	1,150,000	1,192,324
Series 2023-R06, Class 1M2, 6.36% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	715,000	730,623
Fannie Mae or Freddie Mac, 5.00%, 04/15/2041(k)	1,500,000	1,479,190
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	427,866	397,251
Series 2022-P013, Class A2, 2.76%, 02/25/2032(d)	1,000,000	913,349
Series 2024-P016, Class A2, 4.62%, 09/25/2033(d)	1,000,000	1,000,620
Series 405, Class C20, 4.00%, 05/25/2053(f)	1,189,727	256,087
Series 4748, Class Z, 4.00%, 11/15/2047	100,383	95,093
Series 4776, Class WZ, 4.00%, 03/15/2048	314,662	297,852
Series 4783, Class Z, 4.00%, 04/15/2048	277,214	261,904
Series 4835, Class AS, 3.78% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048(l)	54,146	46,692
Series 4978, Class MI, 4.00%, 05/25/2040(f)	444,152	65,188
Series 5017, Class VZ, 2.00%, 09/25/2050(m)	318,640	217,754
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050(f)(l)	789,821	24,207
Series 5160, Class ZG, 3.00%, 09/25/2050(m)	75,321	55,338

Investments	Principal Amount	Value
Series 5296, Class T, 5.00%, 11/25/2052	$716,562	$714,773
Series K-157, Class A2, 4.20%, 05/25/2033	2,000,000	1,966,946
Series K-170, Class A2, 5.00%, 02/25/2035(d)	2,000,000	2,057,939
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.31%, 06/25/2028(d)	393,279	387,336
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	27,876	27,694
Series 2020-101, Class AI, 3.50%, 01/25/2051(f)	1,288,505	242,856
Series 2020-24, Class SP, 2.27% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050(f)(l)	203,539	24,235
Series 2020-56, Class LI, 2.00%, 08/25/2050(f)	285,288	35,097
Series 2020-75, Class LI, 2.50%, 11/25/2050(f)	433,366	58,724
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,164,889	2,653,499
Series 2021-76, Class IY, 2.50%, 11/25/2051(f)	193,450	20,377
Series 2022-18, Class DZ, 3.50%, 04/25/2052(m)	638,272	495,123
Series 2026-18, Class SB, 0.48% (-1 x 30 day avg SOFR US + 4.15%), 04/25/2056(f)(l)	2,600,000	37,578
Series 2026-8, Class BS, 0.64% (-1 x 30 day avg SOFR US + 4.30%), 02/25/2056(f)(l)	5,390,760	108,991
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048(a)(d)	117,332	107,493
Series 2021-12, Class B3, 2.96%, 11/25/2051(a)(d)	133,993	108,637
Series 2021-2, Class A4, 2.50%, 04/25/2051(a)(d)	143,802	118,553
Series 2021-4, Class A21, 2.50%, 06/01/2051(a)(d)	179,138	147,796
Series 2021-7, Class B3, 2.92%, 08/25/2051(a)(d)	132,758	109,201
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.31% (30 day avg SOFR US + 1.65%), 01/25/2034(a)	11,511	11,511

The accompanying notes are an integral part of these financial statements.

45

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2022-DNA4, Class M1B, 7.01% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	$125,000	$127,656
Series 2022-DNA5, Class M1B, 8.16% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	345,000	357,882
Series 2022-DNA6, Class M2, 9.41% (30 day avg SOFR US + 5.75%), 09/25/2042(a)	400,000	425,386
Series 2023-HQA1, Class M1B, 7.16% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	268,000	279,801
Series 2023-HQA3, Class M2, 7.01% (30 day avg SOFR US + 3.35%), 11/25/2043(a)	325,000	338,916
Series 2025-DNA2, Class A1, 4.76% (30 day avg SOFR US + 1.10%), 05/25/2045(a)	937,500	937,500
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040(f)	498,022	96,581
Series 2013-99, Class AX, 3.00%, 07/20/2043(c)	112,439	103,185
Series 2015-143, Class WA, 4.00%, 10/20/2045	97,355	94,637
Series 2018-121, Class KS, 0.07% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048(f)(l)	208,480	4,805
Series 2018-148, Class DS, 0.05% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048(f)(l)	265,348	5,918
Series 2018-151, Class SL, 0.01% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048(f)(l)	1,615,964	43,859
Series 2018-76, Class IO, 4.00%, 06/20/2046(f)	20,482	2,147
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049(f)(l)	973,949	17,784

Investments	Principal Amount	Value
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049(f)(l)	$425,260	$6,762
Series 2020-126, Class BI, 3.00%, 08/20/2050(f)	613,118	101,499
Series 2021-114, Class TI, 3.00%, 06/20/2051(f)	675,560	90,270
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050(f)(l)	116,318	43
Series 2021-209, Class Z, 3.00%, 11/20/2051(m)	660,695	480,507
Series 2022-124, Class QZ, 4.00%, 07/20/2052(m)	138,922	116,835
Series 2022-125, Class CS, 2.32% (-1 x 30 day avg SOFR US + 5.99%), 07/20/2052(f)(l)	521,306	42,906
Series 2022-126, Class CS, 0.09% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052(f)(l)	1,045,794	20,096
Series 2022-129, Class SA, 0.28% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(f)(l)	4,115,681	85,994
Series 2022-133, Class SA, 0.28% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(f)(l)	402,997	9,198
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052(f)(l)	422,181	7,418
Series 2022-178, Class SA, 1.23% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052(f)(l)	4,913,847	217,809
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)(l)	290,762	5,882
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)(l)	868,133	17,274
Series 2022-66, Class SB, 0.18% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)(l)	282,389	8,911
Series 2022-68, Class SP, 0.18% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)(l)	232,778	7,258

The accompanying notes are an integral part of these financial statements.

46

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Government National Mortgage Association (continued)
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052(f)(l)	$181,337	$3,444
Series 2022-93, Class IO, 3.00%, 08/20/2051(f)	2,420,180	251,916
Series 2023-111, Class ZA, 3.00%, 02/20/2052(m)	540,239	373,666
Series 2023-186, Class ZJ, 5.00%, 12/20/2053(m)	369,208	357,400
Series 2023-81, Class IO, 5.00%, 04/20/2052(f)	395,073	70,308
Series 2024-23, Class ID, 5.00%, 03/20/2040(f)	337,865	62,184
Series 2024-69, Class AZ, 2.50%, 04/20/2054(m)	340,935	245,874
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A3, 4.26%, 07/10/2051(d)	800,000	798,169
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	906,089	878,919
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,162,565
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,282,694
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	982,995
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051(a)(d)	221,872	183,042
Series 2021-GR1, Class A4, 2.50%, 11/25/2051(a)(d)	138,307	114,105
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052(a)(d)	166,110	136,943
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051(a)(d)	280,713	231,424
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051(a)(d)	203,990	167,928
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052(a)(d)	332,072	273,764
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052(a)(d)	225,978	186,299
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052(a)(d)	77,533	66,597

Investments	Principal Amount	Value
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052(a)(d)	$227,656	$195,853
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053(a)(d)	258,243	229,951
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 08/05/2034(a)(d)	900,000	835,311
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067(a)(d)	150,000	149,454
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,036,198	1,030,471
Series 2019-BKWD, Class A, 5.29% (1 mo. Term SOFR + 1.61%), 09/15/2029(a)	154,493	149,859
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 5.01%, 12/25/2044(a)(d)	29,831	29,455
Series 2017-2, Class A13, 3.50%, 05/25/2047(a)(d)	5,102	4,639
Series 2017-5, Class A2, 4.70%, 10/26/2048(a)(d)	51,914	51,559
Series 2018-5, Class A13, 3.50%, 10/25/2048(a)(d)	25,869	23,255
Series 2018-7FRB, Class A2, 4.54% (1 mo. Term SOFR + 0.86%), 04/25/2046(a)	9,395	9,265
Series 2018-8, Class A13, 4.00%, 01/25/2049(a)(d)	3,019	2,809
Series 2018-9, Class A13, 4.00%, 02/25/2049(a)(d)	1,087	1,022
Series 2019-1, Class A15, 4.00%, 05/25/2049(a)(d)	2,631	2,457
Series 2020-1, Class B2, 3.81%, 06/25/2050(a)(d)	29,460	26,534
Series 2021-10, Class A15, 2.50%, 12/25/2051(a)(d)	72,760	59,844
Series 2021-11, Class A15, 2.50%, 01/25/2052(a)(d)	150,055	124,270
Series 2021-14, Class A15, 2.50%, 05/25/2052(a)(d)	93,094	76,748
Series 2021-15, Class A15, 2.50%, 06/25/2052(a)(d)	646,395	532,897
Series 2021-4, Class B2, 2.88%, 08/25/2051(a)(d)	109,698	89,552
Series 2021-7, Class A15, 2.50%, 11/25/2051(a)(d)	208,399	171,932
Series 2021-8, Class A15, 2.50%, 12/25/2051(a)(d)	97,020	79,985

The accompanying notes are an integral part of these financial statements.

47

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
JP Morgan Mortgage Trust (continued)
Series 2021-8, Class B3, 2.84%, 12/25/2051(a)(d)	$150,203	$121,307
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052(a)(d)	67,409	58,211
Series 2022-2, Class A25, 3.00%, 08/25/2052(a)(d)	75,114	64,484
Series 2022-3, Class A25, 3.00%, 08/25/2052(a)(d)	337,144	289,414
Series 2022-3, Class B3, 3.09%, 08/25/2052(a)(d)	58,986	47,832
Series 2022-4, Class A17A, 3.00%, 10/25/2052(a)(d)	226,813	194,702
Series 2022-4, Class B3, 3.24%, 10/25/2052(a)(d)	113,779	91,994
Series 2022-5, Class B3, 2.95%, 09/25/2052(a)(d)	113,120	89,159
Series 2022-6, Class A17A, 3.00%, 11/25/2052(a)(d)	1,004,952	860,794
Series 2022-7, Class 1A17, 3.00%, 12/25/2052(a)(d)	117,536	100,798
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052(a)(d)	374,959	333,988
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052(a)(d)	226,672	201,552
Series 2023-1, Class A15B, 5.50%, 06/25/2053(a)(d)	98,127	96,405
Series 2024-3, Class A9, 3.00%, 05/25/2054(a)(d)	844,079	724,580
Series 2024-7, Class A9, 3.00%, 04/25/2053(a)(d)	276,791	237,605
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.96%, 11/15/2047(a)(d)	470,000	358,038
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039(a)	1,000,000	1,007,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 05/15/2049(a)	400,000	345,506
Morgan Stanley Capital I, Inc., Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,119,268	2,110,450
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051(a)(d)	125,244	103,328
Series 2021-6, Class A4, 2.50%, 09/25/2051(a)(d)	96,465	86,612

Investments	Principal Amount	Value
Series 2021-6, Class A9, 2.50%, 09/25/2051(a)(d)	$115,860	$95,586
Series 2023-1, Class A7, 4.00%, 02/25/2053(a)(d)	238,250	218,352
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.07% (1 mo. Term SOFR + 2.39%), 03/15/2039(a)	1,090,000	1,088,638
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 6.50% (1 mo. Term SOFR + 2.83%), 07/15/2036(a)	1,000,000	830,615
Series 2019-MILE, Class F, 8.00% (1 mo. Term SOFR + 4.33%), 07/15/2036(a)	750,000	529,211
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	1,730,000	1,088,828
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.54% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)	22,021	21,668
NYC Commercial Mortgage Trust, Series 2025-300P, Class A, 4.88%, 07/13/2042(a)(d)	2,160,000	2,147,083
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(a)	3,547,000	3,277,218
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 02/10/2032(a)	730,448	703,427
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051(a)(d)	219,345	180,831
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065(a)(d)	934,544	937,455
Series 2025-NQM8, Class A1, 5.47%, 03/25/2065(a)(c)	1,049,403	1,052,453
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051(a)(d)	267,653	219,807
Series 2021-5, Class B4, 2.92%, 11/25/2051(a)(d)	178,434	143,290
Series 2022-2, Class A22, 2.50%, 02/25/2052(a)(d)	334,950	276,338
Series 2022-3, Class A21, 3.00%, 05/25/2052(a)(d)	123,599	106,107
Series 2022-4, Class A22, 3.50%, 06/25/2052(a)(d)	191,729	170,786

The accompanying notes are an integral part of these financial statements.

48

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040(a)	$1,550,000	$1,577,852
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045(a)(d)	7,608	7,057
Series 2020-1, Class B4, 3.85%, 02/25/2050(a)(d)	199,617	156,829
Series 2020-3, Class A19, 3.00%, 04/25/2050(a)(d)	41,554	36,001
Series 2021-1, Class B3, 2.66%, 03/25/2051(a)(d)	86,964	72,878
Series 2021-4, Class A19, 2.50%, 06/25/2051(a)(d)	71,317	58,750
Series 2023-1, Class A19, 5.00%, 01/25/2053(a)(d)	169,663	162,983
Series 2025-S2, Class A1, 4.00%, 11/25/2055(a)(d)	304,898	282,681
Series 2026-1, Class A19, 5.50%, 02/25/2056(a)(d)	239,022	237,090
SLG Office Trust
Series 2026-OMA, Class A, 4.97%, 04/15/2041(a)(d)	2,500,000	2,507,345
Series 2026-OMA, Class C, 5.45%, 04/15/2041(a)(d)	500,000	501,019
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.04% (1 mo. Term SOFR + 1.37%), 11/15/2036(a)	1,000,000	998,125
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049(a)	984,026	971,139
Series 2021-1A, Class A1, 2.12%, 06/20/2051(a)	1,122,687	1,054,033
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.77% (1 mo. Term SOFR + 1.10%), 03/17/2042(a)	889,261	887,594
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033(a)(d)	1,000,000	1,039,221
UBS Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	145,807
Series 2017-C7, Class A3, 3.42%, 12/15/2050	204,198	201,788
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,290,085	1,274,431

Investments	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.65%, 03/10/2046(a)(d)	$225,000	$182,248
Verus Securitization Trust
Series 2021-7, Class A3, 2.24%, 10/25/2066(a)(d)	86,240	76,232
Series 2026-1, Class M1, 5.67%, 01/25/2071(a)(d)	100,000	98,803
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 5.54%, 03/15/2040(a)(d)	500,000	500,732
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A3, 5.92%, 11/15/2057(d)	2,075,000	2,154,987
Series 2019-2, Class A17, 4.00%, 04/25/2049(a)(d)	4,873	4,608
Series 2020-4, Class A17, 3.00%, 07/25/2050(a)(d)	212,660	183,616
Series 2021-2, Class A17, 2.50%, 06/25/2051(a)(d)	265,445	218,836
Series 2022-2, Class A18, 2.50%, 12/25/2051(a)(d)	83,597	68,918
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 3.93%, 05/15/2045(a)(d)	167,263	156,593
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $128,659,158)		124,774,384
FOREIGN CORPORATE BONDS — 8.0%
Basic Materials — 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2033	980,000	1,000,707
5.75%, 09/05/2055	88,000	88,050
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	175,000	181,765
Fortescue Treasury Pty Ltd., 6.13%, 04/15/2032(a)	500,000	510,914
Nutrien Ltd.
5.20%, 06/21/2027	75,000	75,723
5.40%, 06/21/2034	1,000,000	1,017,538
OCP SA
6.10%, 04/30/2030(a)	305,000	309,781
6.75%, 05/02/2034(a)	426,000	443,175
Rio Tinto Alcan, Inc., 7.25%, 11/01/2028	250,000	265,867
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	75,000	76,198
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	190,000	182,868
Total Basic Materials		4,152,586

The accompanying notes are an integral part of these financial statements.

49

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Communications — 0.1%
NTT Finance Corp., 5.50%, 07/16/2035(a)	$400,000	$405,692
Orange SA
4.00%, 01/13/2029(a)	205,000	202,948
5.00%, 01/13/2036(a)	435,000	427,269
Telefonica Emisiones SA, 5.21%, 03/08/2047	150,000	130,251
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/2032(a)	500,000	509,198
Vodafone Group PLC
5.75%, 06/28/2054	92,000	86,935
5.75%, 02/10/2063	87,000	80,768
5.88%, 06/28/2064	120,000	113,914
Total Communications		1,956,975
Consumer, Cyclical — 0.0%(j)
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	125,000	122,185
Aptiv Swiss Holdings Ltd., 3.10%, 12/01/2051	135,000	83,282
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	250,000	252,464
Sands China Ltd., 5.40%, 08/08/2028(c)	200,000	201,498
Total Consumer, Cyclical		659,429
Consumer, Non-Cyclical — 0.2%
BAT International Finance PLC
4.45%, 03/16/2028	740,000	740,296
5.93%, 02/02/2029	40,000	41,495
Imperial Brands Finance PLC, 5.50%, 02/01/2030(a)	555,000	569,232
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.63%, 03/10/2037(a)	375,000	376,174
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	128,000	127,512
5.11%, 05/19/2043	174,000	164,186
5.30%, 05/19/2053	130,000	120,818
5.34%, 05/19/2063	84,000	76,300
Royalty Pharma PLC
5.15%, 09/02/2029	69,000	70,243
2.15%, 09/02/2031	191,000	166,447
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	318,058
Triton Container International Ltd., 3.15%, 06/15/2031(a)	446,000	403,274

Investments	Principal Amount	Value
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	$116,000	$104,699
5.15%, 02/15/2033	165,000	161,556
Total Consumer, Non-Cyclical		3,440,290
Energy — 1.2%
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 05/21/2030(n)	1,000,000	993,115
Aker BP ASA
4.00%, 01/15/2031(a)	500,000	479,644
3.10%, 07/15/2031(a)	900,000	821,626
Canadian Natural Resources Ltd.
5.00%, 12/15/2029	265,000	269,065
5.85%, 02/01/2035	310,000	323,308
6.25%, 03/15/2038	200,000	210,357
Cenovus Energy, Inc.
4.65%, 03/20/2031	975,000	968,255
5.25%, 06/15/2037	77,000	74,423
3.75%, 02/15/2052	80,000	55,824
Ecopetrol SA, 8.63%, 01/19/2029	525,000	554,878
Enbridge, Inc.
4.60%, 06/20/2028	58,000	58,152
6.00%, 11/15/2028	540,000	560,341
Equinor ASA
5.13%, 06/03/2035	2,500,000	2,545,239
3.25%, 11/18/2049	1,000,000	687,712
Greensaif Pipelines Bidco Sarl, 6.51%, 02/23/2042(a)	200,000	206,578
Harbour Energy PLC, 6.33%, 04/01/2035(a)	355,000	363,799
Petroleos Mexicanos
6.84%, 01/23/2030	270,000	270,596
6.70%, 02/16/2032	499,000	488,361
10.00%, 02/07/2033	170,000	193,673
6.75%, 09/21/2047	13,000	10,373
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049(a)	894,130	712,626
TotalEnergies Capital SA
5.49%, 04/05/2054	825,000	791,948
5.43%, 09/10/2064	2,583,000	2,401,692
Var Energi ASA, 5.88%, 05/22/2030(a)	1,250,000	1,289,559
Woodside Finance Ltd.
5.40%, 05/19/2030	236,000	240,991
5.10%, 09/12/2034	2,500,000	2,460,662
Total Energy		18,032,797

The accompanying notes are an integral part of these financial statements.

50

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Financial — 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$148,348
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	5,000,000	4,870,047
AIB Group PLC, 5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031(a)	1,200,000	1,221,577
Amazon Conservation DAC, 6.03%, 01/16/2042(a)	2,000,000	2,042,000
Arab Energy Fund
1.48%, 10/06/2026(a)	1,200,000	1,182,000
5.43%, 05/02/2029(a)	1,000,000	1,025,677
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	204,779
5.13%, 11/06/2035	1,400,000	1,364,832
Bank of Montreal
4.44% to 01/14/2031 then SOFR + 0.97%, 01/14/2032	310,000	305,222
7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,026,955
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,500,000	2,522,904
Bank of Nova Scotia
4.81% to 02/02/2033 then SOFR + 1.05%, 02/02/2034	270,000	266,166
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	2,625,000	2,578,688
Bank of Nova Scotia (The), 4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	273,000	261,161
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/2036(a)	265,000	259,294
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	1,430,000	1,408,399
4.52% to 02/24/2031 then SOFR + 1.14%, 02/24/2032	206,000	201,487
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	372,549

Investments	Principal Amount	Value
BB Blue Financing DAC
4.40%, 09/20/2029	$1,000,000	$971,430
4.40%, 09/20/2037	1,000,000	969,524
BNP Paribas SA
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027(a)	440,000	436,734
4.92% to 01/15/2033 then SOFR + 1.29%, 01/15/2034(a)	257,000	251,300
BPCE SA
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	550,000	566,584
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036(a)	3,325,000	3,480,074
5.42% to 01/13/2036 then SOFR + 1.57%, 01/13/2037(a)	1,030,000	1,004,120
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047(a)	400,000	382,746
Brookfield Asset Management Ltd., 6.08%, 09/15/2055	1,000,000	987,907
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)	610,000	615,687
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	2,500,000	2,494,295
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	2,600,000	2,627,557
Cooperatieve Rabobank UA/NY, 4.32%, 04/01/2029	250,000	250,634
Credit Agricole Corporate & Investment Bank SA, 4.57%, 08/25/2030	1,000,000	989,748
Credit Agricole SA
5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	500,000	506,073
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	935,000	915,923
Deutsche Bank AG/New York NY
4.90% (SOFR + 1.22%), 11/16/2027	240,000	240,644
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028	180,000	177,200
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,154,965

The accompanying notes are an integral part of these financial statements.

51

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Financial — (continued)
Deutsche Bank AG/New York NY (continued)
4.47% to 12/10/2030 then SOFR + 1.10%, 12/10/2031	$150,000	$147,485
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032	1,210,000	1,124,496
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	205,069
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	512,936
6.00%, 12/07/2033	975,000	1,018,644
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028(a)	600,000	616,696
4.57%, 08/26/2030(a)	800,000	795,845
GPS Blue Financing DAC, 5.65%, 11/09/2041(a)	1,000,000	987,900
HSBC Holdings PLC
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031	2,400,000	2,433,804
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031	200,000	197,222
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	206,771
5.74% to 09/10/2035 then SOFR + 1.96%, 09/10/2036	2,450,000	2,452,717
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037	202,000	198,372
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	210,801
ING Groep NV
5.07% to 03/25/2030 then SOFR + 1.23%, 03/25/2031	800,000	806,769
5.53% to 03/25/2035 then SOFR + 1.61%, 03/25/2036	325,000	328,783
International Development Association
4.38%, 11/27/2029(a)	1,700,000	1,725,323
4.50%, 02/12/2035(a)	1,425,000	1,440,936
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,003,961
Intesa Sanpaolo SpA, 7.80%, 11/28/2053(a)	1,000,000	1,168,179
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	876,330

Investments	Principal Amount	Value
Lloyds Banking Group PLC
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030	$200,000	$206,531
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031	385,000	379,587
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028(a)	8,000	7,888
Manulife Financial Corp., 4.99%, 12/11/2035	87,000	84,994
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054(a)	200,000	197,673
Mitsubishi UFJ Financial Group, Inc.
5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	664,715
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031	370,000	375,265
4.51% to 01/14/2031 then 1 yr. CMT Rate + 0.80%, 01/14/2032	200,000	197,102
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	300,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)	1,000,000	1,021,895
Nationwide Building Society, 5.13%, 07/29/2029(a)	300,000	304,805
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	203,795
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,082,527
5.91% to 03/03/2046 then 1 yr. CMT Rate + 1.30%, 03/03/2047	209,000	203,604
NatWest Markets PLC
4.79%, 03/21/2028(a)	202,000	203,356
4.89%, 03/27/2031(a)	950,000	951,966
Nippon Life Insurance Co., 5.05%, 04/02/2033(a)	868,000	869,064
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	178,370

The accompanying notes are an integral part of these financial statements.

52

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Financial — (continued)
OMERS Finance Trust, 3.50%, 04/19/2032(a)	$1,000,000	$954,209
Royal Bank of Canada
1.05%, 09/14/2026(a)	1,000,000	986,913
4.85%, 12/14/2026(a)	1,000,000	1,005,711
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028	203,000	203,723
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	405,000	394,788
Santander UK Group Holdings PLC
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	260,000	257,561
4.86% to 09/11/2029 then SOFR + 1.55%, 09/11/2030	380,000	380,826
Societe Generale SA
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028(a)	760,000	765,059
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030(a)	570,000	564,287
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034(a)	390,000	416,532
Sumitomo Mitsui Financial Group, Inc.
4.49% to 01/15/2031 then SOFR + 1.02%, 01/15/2032	200,000	196,961
4.95% to 07/08/2032 then SOFR + 1.38%, 07/08/2033	1,655,000	1,648,689
Toronto-Dominion Bank, 4.93%, 10/15/2035	108,000	106,256
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(a)	625,000	666,141
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	1,701,000	1,737,708
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030(a)	200,000	197,464
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	1,000,000	1,030,930
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032(a)	285,000	261,367

Investments	Principal Amount	Value
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033(a)	$208,000	$204,587
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual(a)	525,000	591,276
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034(a)	1,000,000	1,063,044
7.00% to 08/05/2035 then USISSO05 + 3.30%, Perpetual(a)	1,650,000	1,603,929
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026(a)	978,522	950,136
Total Financial		90,058,149
Industrial — 0.3%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,024,611
BAE Systems PLC, 5.13%, 03/26/2029(a)	585,000	597,016
Canadian Pacific Railway Co., 4.70%, 05/01/2048	83,000	72,016
Deere Funding Canada Corp., 4.15%, 10/09/2030	107,000	105,623
Embraer Netherlands Finance BV, 5.40%, 01/09/2038	47,000	44,926
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	65,000	67,264
Mexico City Airport Trust
4.25%, 10/31/2026(a)	280,000	279,118
3.88%, 04/30/2028(a)	200,000	196,148
5.50%, 07/31/2047(a)	650,000	541,047
nVent Finance Sarl, 2.75%, 11/15/2031	302,000	268,407
Siemens Funding BV, 4.90%, 05/28/2032(a)	202,000	205,270
Smurfit Westrock Financing DAC, 5.19%, 01/15/2036	1,000,000	983,880
Tyco Electronics Group SA
5.00%, 05/09/2035	148,000	147,508
4.88%, 02/09/2036	112,000	110,539
Waste Connections, Inc., 2.20%, 01/15/2032	176,000	154,626
Total Industrial		4,797,999
Technology — 0.0%(j)
IBM International Capital Pte Ltd., 4.75%, 02/05/2031	163,000	163,217
Utilities — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028(a)	200,000	189,262
Alfa Desarrollo SpA, 4.55%, 09/27/2051(a)	196,173	149,136

The accompanying notes are an integral part of these financial statements.

53

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Utilities — (continued)
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(c)	$340,000	$340,280
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054(a)	2,225,000	2,256,099
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	1,900,000	1,856,441
Comision Federal de Electricidad
4.69%, 05/15/2029(a)	400,000	392,619
6.05%, 01/28/2034(a)	1,000,000	969,100
6.45%, 01/24/2035(a)	1,000,000	997,114
ENEL Finance International NV, 5.13%, 06/26/2029(a)	1,300,000	1,318,436
Eskom Holdings, 6.35%, 08/10/2028(a)	200,000	201,068
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033(a)	318,750	319,069
Total Utilities		8,988,624
TOTAL FOREIGN CORPORATE BONDS (Cost $125,067,217)		124,557,472
MUNICIPAL BONDS — 2.7%
Alaska — 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,570,434
Arizona — 0.3%
Arizona Industrial Development Authority
3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	650,000	595,325
4.94%, 10/01/2031 (Obligor: The Reinvestment Fund, Inc.)	1,000,000	1,007,722
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,403,714
Total Arizona		4,006,761
California — 0.9%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	156,517
City & County of San Francisco CA
3.70%, 06/15/2026	2,500,000	2,499,224
5.77%, 06/15/2045	2,500,000	2,558,063
5.45%, 06/15/2064	1,000,000	981,082

Investments	Principal Amount	Value
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	$1,000,000	$713,547
City of Los Angeles CA
3.50%, 09/01/2037	315,000	275,025
3.88%, 09/01/2038	1,000,000	907,714
4.80%, 09/01/2039	1,000,000	974,620
5.00%, 09/01/2042	1,000,000	953,968
5.04%, 09/01/2045	1,000,000	927,671
City of Oakland CA, 5.79%, 07/15/2045	1,000,000	1,011,524
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,415,810
San Jose Financing Authority, 4.66%, 05/01/2037	500,000	485,631
San Luis Obispo County Financing Authority, 5.57%, 09/01/2040	500,000	513,247
State of California, 7.35%, 11/01/2039	275,000	317,274
Total California		14,690,917
Colorado — 0.0%(j)
Denver City & County Housing Authority, 4.13%, 06/01/2028 (Obligor: 4965 Washington Street Ll)	750,000	751,519
Connecticut — 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	887,368
Hawaii — 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,163,469
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	562,108	554,130
Total Hawaii		1,717,599
Indiana — 0.0%(j)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group)(b)	234,358	23
Maryland — 0.2%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	888,923

The accompanying notes are an integral part of these financial statements.

54

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
MUNICIPAL BONDS — (continued)
Maryland — (continued)
Maryland Economic Development Corp.
5.94%, 05/31/2057 (Obligor: University of Maryland)	$1,000,000	$1,003,009
Montgomery County Housing Opportunities Commission, 5.42%, 12/01/2044	500,000	484,690
Total Maryland		2,376,622
Minnesota — 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	749,557
University of Minnesota, 4.05%, 04/01/2052	380,000	303,928
Total Minnesota		1,053,485
New Hampshire — 0.2%
New Hampshire Business Finance Authority
3.97%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.)(a)(d)	1,750,000	1,750,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	738,222
Total New Hampshire		2,488,222
New Jersey — 0.0%(j)
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	198,882
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	354,607
Total New Jersey		553,489
New York — 0.4%
City of New York NY
5.09%, 10/01/2049	750,000	700,298
5.39%, 10/01/2055	705,000	678,626
Freddie Mac Multifamily ML Certificates, 4.05%, 08/25/2038	962,839	910,438
Freddie Mac Multifamily Variable Rate Certificate, 3.15%, 10/15/2036	969,430	881,812
New York City Housing Development Corp.
4.27%, 02/01/2030	250,000	250,961
5.88%, 08/01/2045 (Obligor: Bay View Pact Llc)	1,200,000	1,200,222
5.88%, 02/01/2055	1,000,000	990,846

Investments	Principal Amount	Value
New York State Energy Research & Development Authority, 6.22%, 04/01/2040	$600,000	$615,114
United Nations Development Corp., 6.54%, 08/01/2055	450,000	474,954
Total New York		6,703,271
Ohio — 0.1%
Columbus Metropolitan Housing Authority, 5.05%, 04/01/2030	500,000	505,227
Toledo Lucas County Public Library, 4.75%, 12/01/2033	325,000	333,708
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	967,483
Total Ohio		1,806,418
Oregon — 0.1%
State of Oregon, 5.83%, 05/01/2045	1,000,000	1,041,850
Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia
5.10%, 11/01/2039	1,000,000	988,858
5.23%, 09/01/2040	1,000,000	1,001,587
Total Pennsylvania		1,990,445
South Dakota — 0.0%(j)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	220,000	224,039
Wisconsin — 0.0%(j)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	552,617
TOTAL MUNICIPAL BONDS (Cost $42,953,834)		42,415,079
FOREIGN GOVERNMENT AGENCIES — 1.6%
Canada — 1.0%
Export Development Canada
3.88%, 02/14/2028	1,800,000	1,800,619
4.00%, 06/20/2030	4,075,000	4,082,701
4.75%, 06/05/2034	1,000,000	1,032,620
Province of British Columbia Canada, 4.20%, 07/06/2033	260,000	256,254
Province of Ontario Canada
1.13%, 10/07/2030	2,500,000	2,199,190
5.05%, 04/24/2034	1,000,000	1,039,040

The accompanying notes are an integral part of these financial statements.

55

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES — (continued)
Canada — (continued)
Province of Quebec Canada
2.75%, 04/12/2027	$1,000,000	$988,366
1.90%, 04/21/2031	1,000,000	898,495
4.50%, 09/08/2033	1,000,000	1,003,650
4.25%, 09/05/2034	2,000,000	1,962,178
Total Canada		15,263,113
France — 0.1%
Caisse d’Amortissement de la Dette Sociale, 4.88%, 09/19/2026(a)	1,000,000	1,004,306
Italy — 0.0%(j)
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029(a)	200,000	208,573
4.38%, 10/01/2030(a)	200,000	198,504
Total Italy		407,077
Honduras — 0.1%
Central American Bank for Economic Integration, 4.75%, 01/24/2028(a)	1,000,000	1,012,190
Japan — 0.1%
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,005,827
Japan International Cooperation Agency, 4.25%, 05/22/2030	470,000	470,970
Total Japan		1,476,797
Netherlands — 0.2%
BNG Bank NV, 3.50%, 05/19/2028(a)	1,000,000	992,002
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028(a)	1,500,000	1,503,146
4.38%, 02/28/2029(a)	1,000,000	1,012,342
Total Netherlands		3,507,490
Saudi Arabia — 0.1%
Arab Energy Fund, 5.43%, 05/02/2029(n)	1,695,000	1,737,867
South Korea — 0.0%(j)
Korea National Oil Corp.
4.75%, 04/03/2026(a)	200,000	200,006
4.88%, 04/03/2028(a)	205,000	207,274
Total South Korea		407,280
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $24,791,519)		24,816,120

Investments	Principal Amount	Value
SUPRANATIONAL BONDS – 1.1%
African Development Bank
4.13%, 02/25/2027	$1,000,000	$1,002,370
3.50%, 09/18/2029	1,000,000	987,325
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,475,774
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,004,772
Corp. Andina de Fomento
5.00%, 01/24/2029	305,000	312,284
4.25%, 02/03/2031	1,400,000	1,366,372
European Investment Bank
2.38%, 05/24/2027	1,000,000	983,885
0.63%, 10/21/2027	700,000	666,804
3.25%, 11/15/2027	1,110,000	1,100,446
0.75%, 09/23/2030	1,000,000	871,100
Inter-American Development Bank, 1.13%, 07/20/2028	383,000	360,432
International Bank for Reconstruction & Development
0.00%, 03/31/2027(g)	1,000,000	959,859
0.75%, 11/24/2027	345,000	328,292
0.00%, 03/31/2028(g)	1,000,000	985,540
1.12%, 03/31/2032(c)	2,500,000	2,479,925
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026(n)	1,000,000	998,529
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	869,952
TOTAL SUPRANATIONAL BONDS (Cost $17,086,152)		16,753,661
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Bermuda — 0.0%(j)
Bermuda Government International Bond, 2.38%, 08/20/2030(a)	200,000	180,300
Brazil — 0.1%
Brazilian Government International Bond, 5.50%, 02/04/2033	1,000,000	981,600
Canada — 0.2%
Canada Government International Bond, 4.00%, 03/18/2030	1,000,000	1,004,161
CDP Financial, Inc., 1.00%, 05/26/2026(a)	1,000,000	995,635

The accompanying notes are an integral part of these financial statements.

56

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Canada — (continued)
OMERS Finance Trust, 4.00%, 04/19/2052(a)	$1,000,000	$779,806
Total Canada		2,779,602
Hungary — 0.0%(j)
Hungary Government International Bond, 5.38%, 09/26/2030(a)	460,000	462,580
Indonesia — 0.0%(j)
Indonesia Government International Bond, 3.50%, 01/11/2028	280,000	275,621
Israel — 0.1%
Israel Government International Bond, 5.38%, 02/19/2030	917,000	930,443
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/2049	1,000,000	761,036
3.88%, 05/06/2051	200,000	146,089
Total Italy		907,125
Ivory Coast — 0.0%(j)
Ivory Coast Government International Bond, 6.75%, 02/25/2041(a)	425,000	373,205
Mexico — 0.2%
Mexico Government International Bond
5.38%, 03/22/2033	200,000	195,300
6.00%, 05/07/2036	461,000	457,842
6.88%, 05/13/2037	933,000	977,317
6.63%, 01/29/2038	200,000	203,800
6.13%, 02/09/2038	395,000	384,928
4.28%, 08/14/2041	260,000	203,255
Total Mexico		2,422,442
Oman — 0.0%(j)
Oman Government International Bond, 4.75%, 06/15/2026(a)	815,000	814,429
Panama — 0.0%(j)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	105,341
Peru — 0.0%(j)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	97,407

Investments	Principal Amount	Value
Romania — 0.1%
Romanian Government International Bond, 5.75%, 09/16/2030(a)	$1,770,000	$1,764,501
Saudi Arabia — 0.0%(j)
Saudi Government International Bond, 5.13%, 01/13/2028(a)	755,000	761,747
Serbia — 0.1%
Serbia International Bond
2.13%, 12/01/2030(a)	370,000	319,091
6.00%, 06/12/2034(a)	850,000	851,668
Total Serbia		1,170,759
South Korea — 0.1%
Korea Electric Power Corp., 4.13%, 11/12/2030(a)	1,000,000	990,868
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,456,448)		15,017,970
BANK LOANS — 0.1%
UTILITIES — 0.1%
Constellation Renewables LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 12/15/2027 (Cost $792,661)	795,593	795,426

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 10.7%
iShares 10-20 Year Treasury Bond ETF(h)	457,942	46,123,918
iShares Core U.S. Aggregate Bond ETF	1,216,363	120,748,355
TOTAL EXCHANGE-TRADED FUNDS (Cost $166,077,416)		166,872,273
PREFERRED STOCKS — 0.1%
Financial — 0.1%
CION Investment Corp., 7.50%, 03/31/2031	24,850	606,340
Gladstone Investment Corp., 4.88%, 11/01/2028	73,200	1,738,500
TOTAL PREFERRED STOCKS (Cost $2,451,250)		2,344,840
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Class, 3.55%(p) (Cost $17,998,964)	17,998,964	17,998,964

The accompanying notes are an integral part of these financial statements.

57

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)

Investments	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.0%(j)
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(p)(q) (Cost $729,525)	729,525	$729,525
TOTAL INVESTMENTS — 100.2% (Cost $1,596,497,625)		$1,569,115,047
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(2,485,451)
NET ASSETS — 100.0%		$1,566,629,596

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $430,673,948 or 27.5% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. The rate disclosed is as of March 31, 2026. Maturity date shown is the final maturity.
(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period-end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Interest only security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	All or a portion of this security is on loan as of March 31, 2026. The fair value of this security was $715,112.
(i)	A portion of this security is pledged as collateral for open derivatives positions. As of March 31, 2026, the value of these securities was $1,740,534, representing 0.1% of net assets.
(j)	Represents less than 0.05% of net assets.
(k)	To-be-announced security.
(l)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of March 31, 2026.

(n)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of March 31, 2026, the value of these securities totaled $3,729,511 or 0.2% of the Fund’s net assets.

(o)	Non-income producing security.
(p)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(q)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
AMERIBOR	American Interbank Offered Rate
ASA	Advanced Subscription Agreement
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
Futures contracts open at March 31, 2026:

Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED — 5.7%
U.S. Treasury Ultra 10 Year Notes	Long	92,000	06/18/2026	$ 10,443,437	$(229,708)
U.S. Treasury 10 Year Notes	Long	179,000	06/18/2026	19,877,391	(241,896)
U.S. Treasury 2 Year Notes	Long	252,000	06/30/2026	26,138,109	(188,309)
U.S. Treasury 5 Year Notes	Long	283,000	06/30/2026	30,614,852	(419,142)
U.S. Treasury Ultra Bonds	Long	17,000	06/18/2026	1,981,563	(69)
				$ 89,055,352	$ (1,079,124)
CONTRACTS SOLD — (0.1)%
U.S. Treasury Long Bonds		(9,000)	06/18/2026	$ (1,024,875)	$7,237
				$ 88,030,477	$ (1,071,887)

The accompanying notes are an integral part of these financial statements.

58

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
March 31, 2026 (unaudited)
Swap contracts open at March 31, 2026:
Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at March 31, 2026 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.46.V1	1.000%	Quarterly	63.159	06/20/2031	$ 15,615	$ 269,955	$ 249,214	$ 20,741

Centrally Cleared Interest Rate Swap Agreements

Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$ 515	$ (2,311)	$ 15	$ (2,327)

(a)	The current rate shown as of March 25, 2026 was 3.64%.
The accompanying notes are an integral part of these financial statements.

59

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2026 (unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$—	$367,112,670	$ —	$367,112,670
U.S. Government Agencies	—	281,688,608	—	281,688,608
Asset-Backed Securities	—	219,901,470	—	219,901,470
U.S. Government Obligations	—	163,336,585	—	163,336,585
Commercial Mortgage-Backed Securities	—	124,774,384	—	124,774,384
Foreign Corporate Bonds	—	124,557,472	—	124,557,472
Municipal Bonds	—	42,415,079	—	42,415,079
Foreign Government Agencies	—	24,816,120	—	24,816,120
Supranational Bonds	—	16,753,661	—	16,753,661
Foreign Government Obligations	—	15,017,970	—	15,017,970
Bank Loans	—	795,426	—	795,426
Exchange-Traded Funds	166,872,273	—	—	166,872,273
Preferred Stocks	2,344,840	—	—	2,344,840
Money Market Funds	17,998,964	—	—	17,998,964
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	729,525
Total Investments*	$187,216,077	$ 1,381,169,445	$—	$ 1,569,115,047
Other Financial Instruments**:
Futures Contracts	$7,237	$—	$—	$7,237
Credit Default Swap Agreements	—	20,741	—	20,741
Total - Other Financial Instruments	$7,237	$20,741	$—	$27,978
Liabilities:
Other Financial Instruments**:
Futures Contracts	$(1,079,124)	$—	$—	$(1,079,124)
Interest Rate Swap Agreements	—	(2,327)	—	(2,327)
Total - Other Financial Instruments	$(1,079,124)	$(2,327)	$—	$(1,081,451)

*	See Schedule of Investments for additional detailed categorizations.
**
Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $729,525 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

60

PFM MULTI-MANAGER SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (unaudited)

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Assets:
Investments in Unaffiliated Securities, at Value (Cost $998,413,381, $807,936,902 and $1,595,768,100, respectively)	$1,177,740,389	$923,429,164	$1,568,385,522
Investments in Affiliated Securities, at Value (Cost $22,073,722, $7,066,214 and $729,525, respectively)	22,073,722	7,066,214	729,525
Foreign Currencies, at Value (Cost $—, $152,788 and $—, respectively)	—	151,807	—
Receivables:
Investment Securities Sold	184,017	4,465,776	3,806,620
Dividends	95,054	1,331,570	—
Interest	35,475	37,642	10,765,063
Securities Lending Income	685	223	23
Foreign Tax Reclaims	2,964	1,046,857	22,230
Prepaid Expenses	24,095	14,843	30,507
Net Variation Margin on Swap Contracts	—	—	34,108
Net Variation Margin on Futures Contracts	—	—	110,078
Total Assets	1,200,156,401	937,544,096	1,583,883,676
Liabilities:
Payables:(1)
Collateral on Securities Loaned	22,073,722	7,066,214	729,525
Investment Securities Purchased	617,953	4,548,847	10,337,402
Fund Shares Redeemed	5,031,939	2,871,281	5,297,182
Advisory Fees Payable	294,600	398,860	537,018
Distributions Payable	—	—	20,985
Other Accrued Expenses	198,927	326,018	331,968
Total Liabilities	28,217,141	15,211,220	17,254,080
Net Assets	$1,171,939,260	$922,332,876	$1,566,629,596
Net Assets Consist of:
Paid-In Capital	$978,639,665	$732,885,239	$1,678,506,907
Total Distributable Earnings (Loss)	193,299,595	189,447,637	(111,877,311)
Net Assets	$1,171,939,260	$922,332,876	$1,566,629,596
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	94,703,588	73,237,297	177,295,711
Net Asset Value, Offering Price and Redemption Price per Share	$12.37	$12.59	$8.84

(1)	There were no fees payable to the Trust’s Independent Trustees at March 31, 2026.
The accompanying notes are an integral part of these financial statements.

61

PFM MULTI-MANAGER SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2026 (unaudited)

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,617, $418,815 and $—, respectively)	$7,746,560	$17,722,692	$4,211,998
Interest	176,268	247,427	34,538,706
Securities Lending Income	685	223	23
Total Investment Income	7,923,513	17,970,342	38,750,727
Expenses:
Advisory Fees (Note 4)	1,788,468	2,436,767	3,212,026
Accounting Fees	45,036	46,375	210,244
Administration Fees	46,404	41,184	69,014
Audit and Tax Fees	28,545	61,197	43,625
Custodian Fees	21,657	139,225	32,860
Insurance Premiums	14,480	10,807	18,867
Legal Fees	92,967	62,892	91,749
Registration Fees	9,777	17,293	13,023
Transfer Agent Fees	26,115	22,525	32,703
Trustees Fees	45,941	32,335	61,755
Other Expenses	341	—	1,378
Total Expenses	2,119,731	2,870,600	3,787,244
Net Investment Income	5,803,782	15,099,742	34,963,483
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	14,050,477	79,723,554	2,591,903
Swap Contracts	—	—	(50,342)
Futures Contracts	—	—	612,995
Foreign Currency Related Transactions	(37)	(276,310)	—
Net Realized Gain (Loss)	14,050,440	79,447,244	3,154,556
Net Change in Unrealized Gain (Loss) From:
Investments	(41,045,521)	(60,895,381)	(20,649,596)
Swap Contracts	—	—	21,046
Futures Contracts	—	—	(1,594,319)
Translation of Assets and Liabilities Denominated in Foreign Currencies	(14)	(48,576)	—
Net Change in Unrealized Gain (Loss)	(41,045,535)	(60,943,957)	(22,222,869)
Net Change in Net Assets Resulting From Operations	$(21,191,313)	$33,603,029	$15,895,170

The accompanying notes are an integral part of these financial statements.

62

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets

	First American Multi-Manager Domestic Equity Fund		First American Multi-Manager International Equity Fund
	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025
Change in Net Assets Resulting From Operations:
Net Investment Income	$5,803,782	$9,576,899	$15,099,742	$12,822,592
Net Realized Gain (Loss)	14,050,440	66,860,754	79,447,244	64,749,893
Net Change in Unrealized Gain (Loss)	(41,045,535)	101,921,016	(60,943,957)	70,104,717
Net Change in Net Assets Resulting From Operations	(21,191,313)	178,358,669	33,603,029	147,677,202
Distributions From:
Distributable Earnings	(72,581,418)	(251,557,623)	(75,911,267)	(27,011,057)
Capital Share Transactions:
Proceeds From Sale of Shares	17,664,500	95,713,670	7,695,500	121,288,500
Reinvestment of Distributions	72,581,418	251,557,623	75,911,268	27,011,057
Cost of Shares Redeemed	(53,795,878)	(228,433,855)	(85,303,857)	(224,989,793)
Net Change in Net Assets Resulting From Capital Share Transactions	36,450,040	118,837,438	(1,697,089)	(76,690,236)
Total Change in Net Assets	(57,322,691)	45,638,484	(44,005,327)	43,975,909
Net Assets:
Beginning of Period	$1,229,261,951	$1,183,623,467	$966,338,203	$922,362,294
End of Period	$1,171,939,260	$1,229,261,951	$922,332,876	$966,338,203
Share Transactions:
Shares Outstanding, Beginning of Period	91,908,109	81,728,626	73,031,658	79,404,039
Shares Subscribed	1,334,233	7,368,817	576,709	10,487,919
Shares Issued From Reinvestment of Distributions	5,536,340	21,354,637	6,063,200	2,579,853
Shares Redeemed	(4,075,094)	(18,543,971)	(6,434,270)	(19,440,153)
Shares Outstanding, End of Period	94,703,588	91,908,109	73,237,297	73,031,658

The accompanying notes are an integral part of these financial statements.

63

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets (concluded)

	First American Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025
Change in Net Assets Resulting From Operations:
Net Investment Income	$34,963,483	$67,277,615
Net Realized Gain (Loss)	3,154,556	(12,619,872)
Net Change in Unrealized Gain (Loss)	(22,222,869)	(3,507,628)
Net Change in Net Assets Resulting From Operations	15,895,170	51,150,115
Distributions From:
Distributable Earnings	(34,468,027)	(68,302,789)
Return of Capital	—	(364,801)
Change in Net Assets Resulting From Distributions	(34,468,027)	(68,667,590)
Capital Share Transactions:
Proceeds From Sale of Shares	20,285,800	234,804,830
Reinvestment of Distributions	34,447,042	68,667,590
Cost of Shares Redeemed	(84,133,566)	(170,356,087)
Net Change in Net Assets Resulting From Capital Share Transactions	(29,400,724)	133,116,333
Total Change in Net Assets	(47,973,581)	115,598,858
Net Assets:
Beginning of Period	$1,614,603,177	$1,499,004,319
End of Period	$1,566,629,596	$1,614,603,177
Share Transactions:
Shares Outstanding, Beginning of Period	180,585,575	165,502,539
Shares Subscribed	2,263,635	26,619,550
Shares Issued From Reinvestment of Distributions	3,849,236	7,778,092
Shares Redeemed	(9,402,735)	(19,314,606)
Shares Outstanding, End of Period	177,295,711	180,585,575

The accompanying notes are an integral part of these financial statements.

64

First American Multi-Manager Domestic Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.37	$14.48	$11.03	$9.87	$13.99	$12.15
Investment Operations:
Net Investment Income(1)	0.06	0.10	0.13	0.14	0.12	0.12
Net Realized and Unrealized Gain (Loss)(2)	(0.27)	1.91	3.45	1.52	(2.10)	3.58
Total From Investment Operations	(0.21)	2.01	3.58	1.66	(1.98)	3.70
Distributions From:
Net Investment Income	(0.10)	(0.12)	(0.13)	(0.11)	(0.12)	(0.15)
Capital Gains	(0.69)	(3.00)	—	(0.39)	(2.02)	(1.71)
Total Distributions to Shareholders	(0.79)	(3.12)	(0.13)	(0.50)	(2.14)	(1.86)
Net Asset Value, End of Period	$12.37	$13.37	$14.48	$11.03	$9.87	$13.99
Total Return(3)(4)	(1.85)%	16.80%	32.70%	17.30%	(17.97)%	33.08%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$1,171,939	$1,229,262	$1,183,623	$972,585	$774,829	$847,016
Ratios to Average Net Assets of:(5)
Expenses, Net of Expenses Waived/ Reimbursed/Recouped	0.34%	0.36%	0.36%	0.37%	0.37%	0.38%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped	0.34%	0.36%	0.36%	0.37%	0.36%	0.37%
Net Investment Income	0.94%	0.82%	1.01%	1.25%	0.97%	0.91%
Portfolio Turnover Rate	6%(6)	40%	103%(7)	52%	45%	60%

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Total return is not annualized for periods of less than one year.
(4)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)	Ratios are annualized for periods less than one year.
(6)	Portfolio turnover rate is not annualized.
(7)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
The accompanying notes are an integral part of these financial statements.

65

First American Multi-Manager International Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.23	$11.62	$9.44	$8.16	$12.00	$9.70
Investment Operations:
Net Investment Income(1)	0.20	0.18	0.20	0.18	0.22	0.15
Net Realized and Unrealized Gain (Loss)(2)	0.20	1.82	2.14	1.29	(3.47)	2.25
Total From Investment Operations	0.40	2.00	2.34	1.47	(3.25)	2.40
Distributions From:
Net Investment Income	(0.32)	(0.29)	(0.16)	(0.19)	(0.17)	(0.10)
Capital Gains	(0.72)	(0.10)	—	—	(0.42)	—
Total Distributions to Shareholders	(1.04)	(0.39)	(0.16)	(0.19)	(0.59)	(0.10)
Net Asset Value, End of Period	$12.59	$13.23	$11.62	$9.44	$8.16	$12.00
Total Return(3)(4)	3.11%	18.07%	25.04%	18.09%	(28.60)%	24.86%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$922,333	$966,338	$922,362	$716,728	$507,129	$680,792
Ratios to Average Net Assets of:(5)
Expenses, Net of Expenses Waived/ Reimbursed/Recouped	0.59%	0.62%	0.62%	0.64%	0.65%	0.66%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped	0.59%	0.62%	0.62%	0.64%	0.64%	0.65%
Net Investment Income	3.10%	1.51%	1.94%	1.87%	2.06%	1.31%
Portfolio Turnover Rate	46%(6)	70%	105%(7)	68%	88%	52%

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Total return is not annualized for periods of less than one year.
(4)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)	Ratios are annualized for periods less than one year.
(6)	Portfolio turnover rate is not annualized.
(7)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
The accompanying notes are an integral part of these financial statements.

66

First American Multi-Manager Fixed-Income Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.94	$9.06	$8.44	$8.62	$10.39	$10.81
Investment Operations:
Net Investment Income(1)	0.19	0.39	0.38	0.34	0.23	0.21
Net Realized and Unrealized Gain (Loss)(2)	(0.10)	(0.11)	0.63	(0.19)	(1.71)	(0.08)
Total From Investment Operations	0.09	0.28	1.01	0.15	(1.48)	0.13
Distributions From:
Net Investment Income	(0.19)	(0.40)	(0.39)	(0.33)	(0.24)	(0.22)
Capital Gains	—	—	—	—	(0.05)	(0.33)
Return of Capital	—	—(3)	—	—	—	—
Total Distributions to Shareholders	(0.19)	(0.40)	(0.39)	(0.33)	(0.29)	(0.55)
Net Asset Value, End of Period	$8.84	$8.94	$9.06	$8.44	$8.62	$10.39
Total Return(4)(5)	1.02%	3.18%	12.23%	1.71%	(14.52)%	1.23%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$1,566,630	$1,614,603	$1,499,004	$1,096,053	$903,782	$823,323
Ratios to Average Net Assets of:(6)
Expenses, Net of Expenses Waived/ Reimbursed/Recouped	0.47%	0.49%	0.49%	0.51%	0.51%	0.55%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped	0.47%	0.49%	0.49%	0.51%	0.51%	0.52%
Net Investment Income	4.35%	4.39%	4.32%	3.88%	2.41%	2.00%
Portfolio Turnover Rate	42%(7)	76%	103%	100%	124%	107%

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Less than one cent per share.
(4)	Total return is not annualized for periods of less than one year.
(5)
Through September 30, 2021, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)	Ratios are annualized for periods less than one year.
(7)	Portfolio turnover rate is not annualized.
The accompanying notes are an integral part of these financial statements.

67

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements (unaudited)
March 31, 2026
1. Organization
PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2026, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.
Level 3 –
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026, is disclosed in each Fund’s respective Schedule of Investments.

68

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements (unaudited)(continued)
March 31, 2026
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Forward Foreign Currency Exchange Contracts
The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.
Swap Contracts
Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Segment Reporting
The Funds have adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280), which enhances disclosure requirements for public entities, including those with a single reportable segment. Each Fund operates as a single segment and this standard impacts only disclosures, consistent with its defined investment strategy. USBAM senior management serves as the Chief Operating Decision Maker (CODM). The CODM reviews financial metrics such as portfolio composition, total return, expense ratios, and changes in net assets to assess performance and allocate resources. The information reviewed by the CODM is consistent with that presented in the financial statements.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the period ended
March 31, 2026 and for all open tax years (years ended September 30, 2023, September 30, 2024 and September 30, 2025), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period. The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2025, the Funds’ most recent fiscal year-end, the estimated capital loss carryforwards were as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
First American Multi-Manager Domestic Equity Fund	$—	$—
First American Multi-Manager International Equity Fund	—	—
First American Multi-Manager Fixed-Income Fund	(21,702,704)	(62,881,333)

As of September 30, 2025, the Funds’ most recent fiscal year, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Cost of investments	$1,010,254,652	$789,236,751	$1,626,955,747
Unrealized appreciation	228,370,099	187,117,422	27,465,966
Unrealized depreciation	(9,007,484)	(13,194,363)	(35,443,563)
Net unrealized appreciation (depreciation)	$219,362,615	$173,923,059	$(7,977,597)

During the fiscal year ended September 30, 2025, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (PFIC) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
USBAM serves as the investment adviser to the Funds. USBAM is a subsidiary of U.S. Bank, National Association (U.S. Bank), a separate entity and subsidiary of U.S. Bancorp. USBAM is registered as an investment advisor with the Securities and Exchange Commission (SEC) under the Investment Adviser Act of 1940 (Advisers Act).
USBAM has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the USBAM. USBAM maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. USBAM evaluates and selects the sub-advisers and makes recommendations to the Board about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays USBAM an annual fee based on the following percentage of its average daily net assets:

Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%

The sub-advisory fees are paid by USBAM, and are not an additional expense of the respective Fund.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
The Sub-Advisers to each Fund as of March 31, 2026 are as follows:

Fund	Sub-Advisers
Domestic Equity Fund	Aristotle Atlantic Partners, LLC Putnam Investment Management, LLC Osterweis Capital Management, LLC
International Equity Fund	Acadian Asset Management LLC Aristotle Capital Management, LLC Ninety One North America, Inc.
WCM Investment Management LLC Pzena Investment Management, LLC
Fixed-Income Fund	Brown Brothers Harriman Credit Partners, LLC PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

Distributor
U.S. Bancorp Investments, Inc. (USBI or, the Distributor) serves as the Funds’ Distributor. The Distributor is an affiliate of USBAM. The Distributor is not separately compensated for the services it provides to the Funds.
Administration Fees
U.S. Bank Global Fund Services (USBGFS) serves as the Funds’ administrator pursuant to an administration agreement between USBGFS and the Trust. These services include administrative and accounting services. USBGFS is a subsidiary of U.S. Bank. The Funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0100% on the first $1 billion of the aggregate average daily net assets of the Funds and 0.0090% of the aggregate average daily net assets in excess of $1 billion, subject to a minimum fee per Fund. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing fund administration services.
Transfer Agent Fees
USBGFS serves as the Funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the Trust. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per Fund, based upon the number of accounts within each Fund. In addition to these fees, the funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0025% of the aggregate average daily net assets of the Funds. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
Custodian Fees
U.S. Bank serves as the Funds custodian pursuant to a custodian agreement between U.S. Bank and the Trust. Pursuant to the custodian agreement, each Fund pays the custodian each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0020% of the aggregate average daily market value of all securities and cash held in the Fund, subject to a minimum annual fee per Fund, plus portfolio transaction fees. All fees are computed daily and paid monthly. Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular Fund, which increases that Fund’s custodian expenses.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2026, were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund
Non-U.S. Government Purchases	$77,766,499	$445,653,705
Non-U.S. Government Sales	$108,514,386	$507,575,387

First American Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$579,290,826
Non-U.S. Government Purchases	$92,043,153
U.S. Government Sales	$431,929,840
Non-U.S. Government Sales	$275,899,553

7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2026 is included in each respective Schedule of Investments. As of March 31, 2026, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance returns.
Foreign Exchange Risk — The International Equity and Fixed-Income Funds hold foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts.
Interest Rate Risk — The Fixed-Income Fund utilizes various interest rate derivatives, including futures contracts and swaps contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Credit Risk — The Fixed-Income Fund may enter into credit default swaps to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which the Fund is not otherwise exposed.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
The following table summarizes the value of the Fund’s derivative instruments as of March 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Fixed-Income Fund

	Asset Derivatives		Liability Derivatives
Interest Rate Risk	Net Variation Margin on Futures Contracts*	$7,237	Net Variation Margin on Futures Contracts*	$(1,079,124)
Interest Rate Risk	Net Variation Margin on Swap Contracts*	$—	Net Variation Margin on Swap Contracts*	$(2,327)
Credit Risk	Net Variation Margin on Swap Contracts*	$20,741	Net Variation Margin on Swap Contracts*	$—

*
Includes cumulative unrealized appreciation (depreciation) of futures and swap contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Fund’s derivative instruments for the period ended March 31, 2026 and the related location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
Fixed-Income Fund

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Interest Rate Risk	Futures Contracts	$612,995	Futures Contracts	$(1,594,319)
Interest Rate Risk	Swap Contracts	$(16)	Swap Contracts	$2,941
Credit Risk	Swap Contracts	$(50,326)	Swap Contracts	$18,105

The average notional value of futures contracts and average notional amounts of swaps outstanding during the period ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Fixed-Income Fund

	Futures Contracts – Long	Futures Contracts – Short	Swap Contracts – Long
Interest Rate Risk	$94,193,378	$(928,524)	$515,000
Credit Risk	$—	$—	$10,479,500

8. Related Parties
As of March 31, 2026, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or Default Risk) — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic or political conditions, changes in the general outlook for revenues or corporate earnings, inflation, changes in interest or currency rates, changes in trade regulation or economic sanctions, lack of liquidity in the bond markets, volatility in the equity markets, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which has resulted in substantial market volatility and global business disruption, as well as market disruptions connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
Emerging Markets Risk ― The risk that in addition to the risks of investing in foreign investments generally, emerging markets investments may be subject to greater risks arising from greater market volatility, political, social or economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. Emerging markets companies may be subject to lower trading volume and greater price fluctuations than companies in developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation,

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Notes to Financial Statements (unaudited)(continued)
March 31, 2026
expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Because of the foregoing factors, the Fund’s investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.
10. Securities Lending
The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. USBAM administers the securities lending program and U.S. Bank N.A. acts as the securities lending agent. When the collateral falls below specified amounts, the Funds lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Funds receive compensation in the form of income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (Mount Vernon) of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
First American Multi-Manager Domestic Equity Fund	$ 22,137,834	$ 22,073,722	$ 685
First American Multi-Manager International Equity Fund	$7,383,841	$7,066,214	$ 223
First American Multi-Manager Fixed-Income Fund	$715,112	$729,525	$23

11. Investments in Affiliates
Each Fund may invest a portion of its assets in securities of issuers that are considered affiliates under the 1940 Act.
At March 31, 2026, each Fund held an investment in Mount Vernon, an investment vehicle managed by USBAM. The value of this investment is included in each Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited)(concluded)
March 31, 2026
The table below summarizes each Fund’s transactions with and income earned from investments in Mount Vernon for the period ending March 31, 2026. All purchases and sales of Mount Vernon were executed at values determined in accordance with the Funds’ valuation policy, which is designed to reflect fair value.

Fund	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Interest Income	Value at End of Period	Percent of Net Assets at End of Period
First American Multi-Manager Domestic Equity Fund	$0	$22,073,722	$0	$0	$0	$685	$22,073,722	1.9%
First American Multi-Manager International Equity Fund	$0	$7,066,214	$0	$0	$0	$223	$7,066,214	0.8%
First American Multi-Manager Fixed-Income Fund	$0	$729,525	$0	$0	$0	$23	$729,525	0.0%(1)

(1)	Represents less than 0.05% of net assets.
12. New Accounting Pronouncement
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management has evaluated each Fund’s income taxes paid and does not expect adoption to have a significant impact to the financial statements or disclosures.
13. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. Aristotle Capital Management, LLC no longer serves as a sub-adviser of the International Equity Fund as of May 14, 2026. No other events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

79

Other Information (unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Trustees, Officers and Others of Open-End Management Investment Companies
The aggregate remuneration paid to trustees, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

80

Investment Adviser
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402
Distributor
U.S. Bancorp Investments, Inc.
60 Livingston Avenue
EP-MN-WN3C
Saint Paul, MN 55107
Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202
Administrator & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.800.527.5412

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(2) Not applicable.

(3) Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(4) Not applicable.

(5) Not applicable.

(b) Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Multi-Manager Series Trust

By (Signature and Title)	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date	June 4, 2026

By (Signature and Title)	/s/ Patrick Carmody
Patrick Carmody
Treasurer (Principal Financial Officer)

Date	June 4, 2026